UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04367

Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2010

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
January 31, 2010 (Unaudited)	Columbia California Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.2%
EDUCATION — 6.9%
Education — 6.5%
CA Educational Facilities Authority
	California College of Arts,
	Series 2005:
	5.000% 06/01/26	1,000,000	854,790
	5.000% 06/01/35	1,500,000	1,184,820
	California Lutheran University,
	Series 2008,
	5.750% 10/01/38	3,000,000	2,937,840
	University of Redlands,
	Series 2008 A,
	5.125% 08/01/38	1,750,000	1,620,605
	University of Southern California:
	Series 2007 A,
	4.500% 10/01/33	4,500,000	4,351,410
	Series 2009,
	5.000% 10/01/39	1,425,000	1,477,682
	Woodbury University,
	Series 2006,
	5.000% 01/01/25	1,830,000	1,585,951
CA Statewide Communities Development Authority
	San Francisco Art Institute,
	Series 2002,
	7.375% 04/01/32	1,750,000	1,408,278
CA University
	Series 2007,
	Insured: AGMC
	4.500% 05/15/35	4,000,000	3,830,720
	Series 2009 A,
	6.000% 11/01/40	2,000,000	2,141,980
	Series 2009 O,
	5.250% 05/15/39	4,000,000	4,188,400
Education Total			25,582,476
Prep School — 0.4%
CA Statewide Communities Development Authority
	Crossroads School for Arts & Sciences,
	Series 1998,
	6.000% 08/01/28 (a)	1,645,000	1,548,767
Prep School Total			1,548,767
EDUCATION TOTAL			27,131,243
HEALTH CARE — 8.8%
Continuing Care Retirement — 0.5%
CA Health Facilities Financing Authority
	Episcopal Senior Communities,
	Series 2010 B,
	6.000% 02/01/32	2,000,000	1,995,140
Continuing Care Retirement Total			1,995,140

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Hospitals — 8.3%
CA Health Facilities Financing Authority
	Catholic Healthcare West:
	Series 2009 A,
	6.000% 07/01/39	1,000,000	1,043,050
	Series 2009 E,
	5.625% 07/01/25	1,125,000	1,164,443
	Cedars-Sinai Medical Center,
	Series 2005:
	5.000% 11/15/27	1,500,000	1,460,235
	5.000% 11/15/34	2,500,000	2,331,725
	Kaiser Permanante,
	Series 2006,
	5.250% 04/01/39	2,000,000	1,902,540
	Sutter Health,
	Series 2042 A,
	5.000% 11/15/42	3,000,000	2,730,870
CA Infrastructure & Economic Development Bank
	Kaiser Assistance Corp.,
	Series 2001 A,
	5.550% 08/01/31	2,500,000	2,508,650
CA Kaweah Delta Health Care District
	Series 2006,
	4.500% 06/01/34	3,500,000	2,805,670
CA Loma Linda Hospital
	Loma Linda, University Medical Center,
	Series 2005,
	5.000% 12/01/22	6,155,000	5,645,058
CA Municipal Finance Authority
	Community Hospital Center,
	Series 2007,
	5.250% 02/01/37	2,500,000	2,158,475
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 2007 A,
	5.000% 07/01/47	2,500,000	2,146,200
CA Sierra View Local Health Care District
	Series 2007,
	5.250% 07/01/37	1,500,000	1,336,605
CA Statewide Communities Development Authority
	Kaiser Permanente,
	Series 2007 A,
	4.750% 04/01/33	2,000,000	1,795,040
CA Turlock Health Facility
	Emanuel Medical Center, Inc.:
	Series 2004,
	5.000% 10/15/13	940,000	977,327

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2007 A,
	5.000% 10/15/22	2,780,000	2,523,434
Hospitals Total			32,529,322
HEALTH CARE TOTAL			34,524,462
HOUSING — 1.1%
Multi-Family — 0.4%
CA Statewide Communities Development Authority
	Oracle Communities Corp.,
	Series 2002 E-1,
	5.375% 07/01/32	2,000,000	1,579,980
Multi-Family Total			1,579,980
Single-Family — 0.7%
CA Housing Finance Agency
	Series 1997 B-3 Class I, AMT,
	Insured: FHA
	5.400% 08/01/28	450,000	450,072
	Series 2006 K, AMT,
	4.625% 08/01/26	2,500,000	2,185,800
CA Rural Home Mortgage Finance Authority
	Series 1997 A-2, AMT,
	Guarantor: GNMA
	7.000% 09/01/29	30,000	30,440
	Series 1998 B-5, AMT,
	Guarantor: FNMA
	6.350% 12/01/29	45,000	48,194
	Series 2000 B, AMT,
	Guarantor: FNMA
	7.300% 06/01/31	40,000	41,136
	Series 2000 D, AMT,
	Guarantor: GNMA
	7.100% 06/01/31	35,000	36,033
Single-Family Total			2,791,675
HOUSING TOTAL			4,371,655
INDUSTRIALS — 1.1%
Oil & Gas — 1.1%
CA M-S-R Energy Authority
	Series 2009,
	7.000% 11/01/34	1,000,000	1,116,830
CA Southern California Public Power Authority
	Series 2007,
	5.000% 11/01/33	3,385,000	3,173,302
Oil & Gas Total			4,290,132
INDUSTRIALS TOTAL			4,290,132

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 15.4%
Other — 0.7%
CA Infrastructure & Economic Development Bank
	Walt Disney Family Museum,
	Series 2008,
	5.250% 02/01/38	3,050,000	3,051,952
Other Total			3,051,952
Refunded/Escrowed(b) — 13.2%
CA Central Unified School District
	Series 1993,
	Escrowed to Maturity,
	Insured: AMBAC
	(c) 03/01/18	20,065,000	15,473,927
CA East Whittier City School District
	Series 1997 A,
	Escrowed to Maturity,
	Insured: FGIC
	5.750% 08/01/17	1,675,000	1,933,520
CA Educational Facilities Authority
	Series 1999 B,
	Pre-refunded 04/01/09,
	5.250% 04/01/24	70,000	71,497
	Series 2000 B,
	Pre-refunded 06/01/10,
	6.625% 06/01/20	170,000	175,171
CA Health Facilities Financing Authority
	Kaiser Permanente,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.000% 06/01/24	3,000,000	3,040,740
CA Infrastructure & Economic Development Bank Revenue
	Series 2003 A,
	Pre-refunded 07/01/26,
	Insured: AMBAC
	5.125% 07/01/37	4,275,000	5,131,069
CA Inland Empire Solid Waste Financing Authority
	Series 1996 B, AMT,
	Escrowed to Maturity,
	Insured: AGMC
	6.250% 08/01/11	875,000	909,151
CA Metropolitan Water District of Southern California
	Series 1993 A,
	Escrowed to Maturity,
	5.750% 07/01/21	2,865,000	3,402,016
CA Pomona
	Single Family Mortgage Revenue,
	Series 1990 B,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.500% 08/01/23	1,000,000	1,313,950

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CA Redding Electric Systems Revenue
	Series 1992 A, IFRN,
	Escrowed to Maturity,
	Insured: NPFGC
	11.511% 07/01/22 (03/02/10) (d)(e)	510,000	673,547
CA Riverside County
	Series 1989 A, AMT,
	Escrowed to Maturity,
	Guarantor: GNMA
	7.800% 05/01/21	2,500,000	3,474,350
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to Maturity,
	(c) 01/01/20	15,400,000	10,829,742
CA San Jose Redevelopment Agency
	Series 1993,
	Escrowed to Maturity,
	Insured: NPFGC
	6.000% 08/01/15	1,405,000	1,714,718
CA State
	Series 2000:
	Pre-refunded 05/01/10,
	5.625% 05/01/26	60,000	61,429
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.250% 09/01/30	155,000	159,588
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1989 O,
	Pre-refunded variable dates beginning 07/01/15,
	(c) 07/01/17	2,490,000	1,940,880
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/32	1,500,000	1,568,355
Refunded/Escrowed Total			51,873,650
Tobacco — 1.5%
CA Golden State Tobacco Securitization Corp.
	Series 2007 A-1,
	5.000% 06/01/33	7,500,000	5,822,175
Tobacco Total			5,822,175
OTHER TOTAL			60,747,777

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 0.5%
Disposal — 0.5%
CA Pollution Control Financing Authority
	Waste Management,
	Series 2002 A, AMT,
	5.000% 01/01/22	2,000,000	1,960,000
Disposal Total			1,960,000
RESOURCE RECOVERY TOTAL			1,960,000
TAX-BACKED — 42.9%
Local Appropriated — 8.1%
CA Anaheim Public Financing Authority
	Series 1997 C,
	Insured: AGMC
	6.000% 09/01/14	3,500,000	4,040,365
	Series 2007 A-1,
	Insured: FGIC
	4.250% 09/01/35	3,500,000	2,983,505
CA Antelope Valley East-Kern Water Agency
	Certificates of Participation,
	Series 2007 A-1,
	Insured: FGIC
	4.375% 06/01/37	2,500,000	2,071,350
CA Bodega Bay Fire Protection District
	Certificates of Participation,
	Series 1996,
	6.450% 10/01/31	1,185,000	1,052,612
CA Los Angeles County Schools
	Regionalized Business Services Corp.,
	Series 1999 A,
	Insured: AMBAC:
	(c) 08/01/16	1,945,000	1,402,695
	(c) 08/01/17	1,980,000	1,335,807
CA Modesto
	Certificates of Participation,
	Series 1993 A,
	Insured: AMBAC
	5.000% 11/01/23	2,235,000	2,142,940
CA Oakland Joint Powers Financing Authority
	Series 2008 B,
	Insured: AGO
	5.000% 08/01/22	3,000,000	3,151,320
CA Pico Rivera Public Financing Authority
	Series 2009,
	5.500% 09/01/31	1,500,000	1,530,165
CA San Joaquin County
	Certificates of Participation,
	Series 1993,
	Insured: NPFGC
	5.500% 11/15/13	1,750,000	1,806,683
CA Santa Ana Financing Authority
	Series 1994 A,
	Insured: NPFGC
	6.250% 07/01/18	6,035,000	6,723,533

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Victor Elementary School District
	Series 1996,
	Insured: NPFGC
	6.450% 05/01/18	3,345,000	3,677,158
Local Appropriated Total			31,918,133
Local General Obligations — 12.2%
CA Cabrillo Unified School District
	Series 1996 A,
	Insured: AMBAC
	(c) 08/01/15	3,000,000	2,345,190
CA Central Valley School District Financing Authority
	Series 1998 A,
	Insured: NPFGC
	6.450% 02/01/18	1,000,000	1,143,880
CA Coast Community College District
	Series 2005,
	Insured: NPFGC
	(c) 08/01/22	4,000,000	2,110,920
CA Corona-Norco Unified School District
	Series 2001 C,
	Insured: NPFGC
	(c) 09/01/17	1,000,000	699,410
CA Culver City School Facilities Financing Authority
	Series 2005,
	Insured: AGMC:
	5.500% 08/01/25	655,000	771,040
	5.500% 08/01/26	1,750,000	2,069,602
CA East Side Union High School District Santa Clara County
	Series 2003 B,
	Insured: NPFGC
	5.250% 08/01/26	2,010,000	2,070,581
CA Golden West Schools Financing Authority
	Placentia Yorba Linda Unified,
	Series 2006,
	Insured: AMBAC
	5.500% 08/01/24	1,825,000	2,091,486
CA Grossmont Union High School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/28	5,000,000	1,563,950
CA Jefferson Union High School District
	Series 2000 A,
	Insured: NPFGC
	6.450% 08/01/25	1,000,000	1,161,050
CA Lafayette
	Series 2002,
	5.125% 07/15/25	1,995,000	2,085,194

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Las Virgenes Unified School District
	Series 1997 C,
	Insured: FGIC
	(c) 11/01/20	1,205,000	722,711
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(c) 08/01/32	5,440,000	1,166,010
CA New Haven Unified School District
	Series 2002,
	Insured: AGMC
	12.000% 08/01/17	1,565,000	2,510,088
CA Poway Unified School District
	Series 2009 A,
	(c) 08/01/24	6,770,000	2,893,836
CA Rocklin Unified School District
	Series 1995 C,
	Insured: NPFGC
	(c) 07/01/20	6,920,000	4,347,144
CA San Marino Unified School District
	Series 1998 B,
	5.000% 06/01/23	1,000,000	1,140,610
CA San Mateo County Community College
	Series 2006 C,
	Insured: NPFGC
	(c) 09/01/26	1,925,000	752,752
CA San Mateo Union High School District
	Series 2000 B,
	Insured: NPFGC
	(c) 09/01/26	4,005,000	1,644,053
CA Santa Margarita - Dana Point Authority
	Series 1994 B,
	Insured: NPFGC
	7.250% 08/01/13	2,000,000	2,306,260
CA Saratoga
	Series 2001,
	Insured: NPFGC
	5.250% 08/01/31	2,000,000	2,042,000
CA Simi Valley Unified School District
	Series 1997,
	Insured: AMBAC
	5.250% 08/01/22	925,000	934,639
CA South San Francisco Unified School District
	Series 2006,
	Insured: NPFGC
	5.250% 09/15/22	1,500,000	1,772,580
CA Tahoe-Truckee Unified School District
	No. 1-A,
	Series 1999,
	Insured: FGIC
	(c) 08/01/23	3,780,000	1,652,389

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	No. 2-A,
	Series 1999,
	Insured: FGIC
	(c) 08/01/24	2,965,000	1,208,149
CA Union Elementary School District
	Series 1999 A,
	Insured: NPFGC
	(c) 09/01/19	1,750,000	1,124,813
CA West Contra Costa Unified School District
	Series 2001 A,
	Insured: NPFGC
	5.600% 02/01/20	1,610,000	1,640,622
CA West Covina Unified School District
	Series 2002 A,
	Insured: NPFGC
	5.250% 02/01/19	725,000	764,128
CA Yuba City Unified School District
	Series 2000,
	Insured: NPFGC
	(c) 09/01/20	2,385,000	1,319,382
Local General Obligations Total			48,054,469
Special Non-Property Tax — 2.1%
CA San Diego Redevelopment Agency
	Series 2001,
	Insured: AGMC
	(c) 09/01/20	3,630,000	2,052,039
CA San Francisco Bay Area Rapid Transit Financing Authority
	Series 2005 A,
	Insured: NPFGC
	4.250% 07/01/25	2,000,000	1,971,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1998 A,
	Insured: NPFGC
	4.750% 07/01/38	2,250,000	1,950,817
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	2,000,000	2,107,360
Special Non-Property Tax Total			8,081,216
Special Property Tax — 11.5%
CA Carson Improvement Bond Act 1915
	Series 1992,
	7.375% 09/02/22	120,000	119,986
CA Cerritos Public Financing Authority
	Los Coyotes Redevelopment,
	Series 1993 A,
	Insured: AMBAC
	6.500% 11/01/23	2,000,000	2,303,620

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Elk Grove Unified School District
	Community Facilities District No. 1,
	Series 1995 A,
	Insured: AMBAC:
	(c) 12/01/18	2,720,000	1,632,925
	6.500% 12/01/24	4,055,000	4,303,288
CA Inglewood Redevelopment Agency
	Series 1998 A,
	Insured: AMBAC
	5.250% 05/01/23	1,000,000	978,330
CA Lancaster Financing Authority
	Series 2003,
	Insured: NPFGC
	5.125% 02/01/17	1,270,000	1,334,910
CA Long Beach Bond Finance Authority
	Series 2006 C,
	Insured: AMBAC
	5.500% 08/01/31	3,250,000	3,040,245
CA Los Angeles Community Redevelopment Agency
	Series 1998 C,
	Insured: NPFGC
	5.375% 07/01/18	1,665,000	1,753,595
CA Los Angeles County Public Works Financing Authority
	J.F. Shea Co.,
	Series 1996 A,
	Insured: AGMC
	5.500% 10/01/18	2,485,000	2,829,918
CA Oakdale Public Financing Authority
	Central City Redevelopment Project,
	Series 2004,
	5.375% 06/01/33	1,500,000	1,270,050
CA Oakland Redevelopment Agency
	Series 1992,
	Insured: AMBAC
	5.500% 02/01/14	6,955,000	7,078,521
CA Oceanside Community Facilities
	Ocean Ranch Corp.,
	Series 2004,
	5.875% 09/01/34	1,000,000	849,260
CA Orange County Community Facilities District
	Ladera Ranch,
	Series 2004 A,
	5.625% 08/15/34	850,000	749,938
CA Rancho Cucamonga Redevelopment Agency
	Series 2007 A,
	Insured: NPFGC
	5.000% 09/01/34	1,000,000	888,660
CA Redwood City Community Facilities District No. 1
	Series 2003 B,
	5.950% 09/01/28	750,000	726,232

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Riverside County Public Financing Authority
	Series 1991 A,
	8.000% 02/01/18	20,000	20,038
CA San Bernardino Joint Powers Financing Authority
	Series 1998 A,
	Insured: AMBAC
	5.750% 07/01/14	985,000	1,073,354
	Series 2005 A,
	Insured: AGMC
	5.750% 10/01/24	2,420,000	2,730,994
CA San Francisco City & County Redevelopment Agency
	Series 2009 C,
	6.500% 08/01/39	1,000,000	1,047,620
	Series 2009,
	6.500% 08/01/32	500,000	523,440
CA San Jose Redevelopment Agency
	Series 1993,
	Insured: NPFGC
	6.000% 08/01/15	2,790,000	3,086,800
CA Sulphur Springs Unified School District
	Series 2002-1-A,
	6.000% 09/01/33	1,500,000	1,270,380
CA West Covina Redevelopment Agency
	Series 1996,
	6.000% 09/01/17	5,000,000	5,701,200
Special Property Tax Total			45,313,304
State Appropriated — 3.2%
CA Public Works Board
	Department of Mental Health,
	Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	1,500,000	1,528,170
	Series 2009,
	6.125% 11/01/29	5,000,000	5,111,750
	Various State Prisons Projects,
	Series 1993 A,
	Insured: AMBAC
	5.000% 12/01/19	6,000,000	6,049,920
State Appropriated Total			12,689,840
State General Obligations — 5.8%
CA State
	Series 2000,
	5.625% 05/01/26	160,000	161,014
	Series 2003,
	5.250% 02/01/20	1,250,000	1,328,688
	Series 2005,
	4.625% 05/01/29	2,000,000	1,772,500
	Series 2006,
	4.500% 10/01/36	2,500,000	2,003,950

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2007,
	4.500% 08/01/26	2,500,000	2,278,175
	Series 2008,
	5.000% 08/01/34	2,500,000	2,243,100
	Series 2009:
	5.500% 11/01/39	4,965,000	4,727,574
	6.000% 04/01/35	4,000,000	4,070,120
PR Commonwealth of Puerto Rico
	Series 2004 A:
	5.250% 07/01/21	2,000,000	2,013,220
	5.250% 07/01/22	2,000,000	2,008,520
State General Obligations Total			22,606,861
TAX-BACKED TOTAL			168,663,823
TRANSPORTATION — 5.7%
Air Transportation — 0.0%
CA Statewide Communities Development Authority
	United Airlines, Inc.,
	Series 2001,
	07/01/39 (f)	2,000,000	75,000
Air Transportation Total			75,000
Airports — 1.7%
CA County of Orange
	Series 2009 A,
	5.250% 07/01/39	2,500,000	2,499,900
CA County of Sacramento
	Series 2008 B, AMT,
	Insured: AGMC
	5.250% 07/01/39	1,000,000	949,760
CA Los Angeles Department of Airports
	Series 2009 A,
	5.000% 05/15/34	1,000,000	992,970
CA San Diego County Regional Airport Authority
	Series 2005, AMT,
	Insured: AMBAC
	5.250% 07/01/20	750,000	767,812
CA San Francisco City & County Airports Commission
	Series 2008 34E, AMT,
	Insured: AGMC
	5.750% 05/01/25	1,500,000	1,572,105
Airports Total			6,782,547

12

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Ports — 1.3%
CA San Francisco Port Commission
	Series 2010 A,
	5.125% 03/01/40 (g)	5,000,000	4,861,550
Ports Total			4,861,550
Toll Facilities — 2.0%
CA Bay Area Toll Authority
	Series 2008 F-1,
	5.125% 04/01/47	2,500,000	2,530,625
CA Foothill Eastern Transportation Corridor Agency
	Series 1995 A,
	Insured: NPFGC
	5.000% 01/01/35	2,000,000	1,686,180
	Series 1999,
	5.750% 01/15/40	4,000,000	3,764,920
Toll Facilities Total			7,981,725
Transportation — 0.7%
CA Los Angeles Harbor Department
	Series 2009 B,
	5.250% 08/01/39	2,500,000	2,565,850
Transportation Total			2,565,850
TRANSPORTATION TOTAL			22,266,672
UTILITIES — 15.8%
Investor Owned — 1.9%
CA Chula Vista Industrial Development Authority
	San Diego Gas & Electric Co.:
	Series 1996 B, AMT,
	5.500% 12/01/21	2,000,000	2,066,800
	Series 2004 D,
	5.875% 01/01/34	1,000,000	1,095,050
	Series 2005 D, AMT,
	5.000% 12/01/27	3,500,000	3,306,240
CA Pollution Control Financing Authority
	San Diego Gas & Electric Co.,
	Series 1996 A,
	Insured: AMBAC
	5.900% 06/01/14	1,000,000	1,127,660
Investor Owned Total			7,595,750
Joint Power Authority — 0.5%
CA Infrastructure & Economic Development Bank
	CA Independent System Operator Corp,
	Series 2009 A,
	6.250% 02/01/39	2,000,000	2,087,040
Joint Power Authority Total			2,087,040
Municipal Electric — 3.8%
CA Los Angeles Department of Water & Power
	Series 2008,
	5.250% 07/01/38	1,750,000	1,852,428

13

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Modesto Irrigation District
	Certificates of Participation,
	Series 2004 B,
	5.500% 07/01/35	2,000,000	2,094,560
CA Sacramento Municipal Utility District
	Series 1993 G,
	Insured: NPFGC
	6.500% 09/01/13	1,500,000	1,648,290
	Series 1997 K,
	Insured: AMBAC:
	5.250% 07/01/24	2,220,000	2,464,888
	5.700% 07/01/17	1,900,000	2,191,080
	Series 2001 N,
	Insured: NPFGC
	5.000% 08/15/28	2,000,000	2,005,540
CA Tuolumne Wind Project Authority
	Series 2009 A,
	5.625% 01/01/29	1,000,000	1,067,490
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2008 WW,
	5.000% 07/01/28	1,500,000	1,476,870
Municipal Electric Total			14,801,146
Water & Sewer — 9.6%
CA Big Bear Lake
	Series 1996,
	Insured: NPFGC
	6.000% 04/01/15	1,350,000	1,511,770
CA Chino Basin Regional Financing Authority
	Inland Empire Utilities Agency,
	Series 2008 A,
	Insured: AMBAC
	5.000% 11/01/38	2,000,000	1,900,480
CA City of Los Angeles
	Series 2009 A,
	5.000% 06/01/39	4,000,000	4,077,480
CA Contra Costa Water District
	Series 2002 L,
	Insured: AGMC
	5.000% 10/01/24	1,920,000	2,003,251
CA Elsinore Valley Municipal Water District
	Certificates of Participation,
	Series 1992 A,
	Insured: FGIC
	6.000% 07/01/12	2,500,000	2,613,500
CA Lodi Wastewater Systems Revenue
	Series 2007 A,
	Insured: AGMC
	5.000% 10/01/37	1,250,000	1,215,238

14

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
CA Los Angeles Department of Water & Power
	Series 2001 A:
	5.000% 10/01/29	4,000,000	3,788,720
	5.125% 07/01/41	3,000,000	3,007,890
	Insured: FGIC
	5.125% 07/01/41	3,000,000	3,007,890
CA Manteca Financing Authority
	Series 2003 B,
	Insured: NPFGC
	5.000% 12/01/33	575,000	546,733
CA Metropolitan Water District of Southern California
	Series 1993 A,
	5.750% 07/01/21	3,635,000	4,338,227
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	2,000,000	2,237,040
CA San Diego Public Facilities Financing Authority
	Series 2009 B,
	5.375% 08/01/34	2,000,000	2,090,060
	Series 2009,
	5.250% 05/15/39	3,000,000	3,081,930
CA Santa Clara Valley Water District
	Series 2006,
	Insured: AGMC
	4.250% 06/01/30	2,500,000	2,415,875
Water & Sewer Total			37,836,084
UTILITIES TOTAL			62,320,020

	Total Municipal Bonds (cost of $376,302,593)		386,275,784

		Shares
Municipal Preferred Stock — 0.4%
HOUSING — 0.4%
Multi-Family — 0.4%
Munimae Tax Exempt Bond Subsidiary LLC
	Series 2004 A-2,
	4.900% 06/30/49 (h)	2,000,000	1,503,400
Multi-Family Total			1,503,400
HOUSING TOTAL			1,503,400

	Total Municipal Preferred Stock (cost of $2,000,000)		1,503,400
Investment Companies — 1.8%
	Columbia California Tax-Exempt Reserves, Capital Class (7 day yield of 0.090%) (i)(j)	3,248,348	3,248,348

15

		Shares	Value ($)
Investment Companies — (continued)
	Dreyfus General California Municipal Money Market Fund (7 day yield of 0.000%)	3,761,897	3,761,897

	Total Investment Companies (cost of $7,010,245)		7,010,245

		Par ($)
Short-Term Obligation — 0.0%
VARIABLE RATE DEMAND NOTE(k) — 0.0%
CA Department of Water Resources
	Power Supply Revenue,
	Series 2005 F-2,
	LOC: JPMorgan Chase Bank,
	LOC: Societe Generale
	0.170% 05/01/20 (02/01/10) (d)	100,000	100,000

	Total Short-Term Obligation (cost of $100,000)		100,000

	Total Investments — 100.4% (cost of $385,412,838)(l)(m)		394,889,429

	Other Assets & Liabilities, Net — (0.4)%		(1,720,125)

	Net Assets — 100.0%		393,169,304

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

16

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$386,275,784	$—	$386,275,784
Total Municipal Preferred Stock	—	1,503,400	—	1,503,400
Total Investment Companies	7,010,245	—	—	7,010,245
Total Short-Term Obligation	—	100,000	—	100,000
Total Investments	$7,010,245	$387,879,184	$—	$394,889,429

(a)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At January 31, 2010, the value of this security amounted to $1,548,767 which represents 0.4% of net assets. Additional information on this restricted security is as follows

		Acquisition	Acquisition
	Security	Date	Cost
CA Statewide Communities Development Authority; Crossroads School for Arts & Sciences,
	Series 1998, 6.000% 08/01/28	08/21/98	$1,645,000

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.
(d)	Parenthetical date represents the next interest rate reset date for the security.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.
(f)	Position reflects anticipated residual bankruptcy claims. Income is not being accrued.
(g)	Security purchased on a delayed delivery basis.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the value of this security, which is not illiquid, amounted to $1,503,400 which represents 0.4% of net assets.

(i)	Investments in affiliates during the three months ended January 31, 2010:

17

Security name: Columbia California Tax-Exempt Reserves, Capital Class (7 day yield of 0.090%)

Shares as of 10/31/09:	3,256,484
Shares purchased:	22,800,584
Shares sold:	(22,808,720)
Shares as of 01/31/10:	3,248,348
Net realized gain (loss):	$—
Dividend income earned:	$989
Value at end of period:	$3,248,348

(j)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(k)

This security is payable upon demand and is secured by letters of credit or other credit support agreements from banks.  The interest rate changes periodically and the interest rate shown reflect the rate as of January 31, 2010.

(l)	Cost for federal income tax purposes is $385,379,393.
(m)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$21,901,924	$(12,391,888)	$9,510,036

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
IFRN	Inverse Floating Rate Note
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.

18

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Connecticut Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.9%
EDUCATION — 10.6%
Education — 8.7%
CT Health & Educational Facilities Authority
	Connecticut College:
	Series 2002 E,
	Insured: NPFGC:
	5.000% 07/01/14	500,000	536,915
	5.250% 07/01/22	400,000	408,256
	Series 2007 F,
	Insured: NPFGC
	4.125% 07/01/24	1,505,000	1,476,871
	Series 2008 N:
	5.000% 07/01/18	2,120,000	2,317,012
	5.000% 07/01/22	2,500,000	2,665,225
	Quinnipiac University:
	Series 2007 I,
	Insured: NPFGC:
	5.000% 07/01/19	2,000,000	2,147,880
	5.000% 07/01/22	2,000,000	2,091,320
	Series 2007 K2,
	Insured: NPFGC
	5.000% 07/01/28	2,000,000	2,062,320
	Trinity College:
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	500,000	583,205
	Series 2004 H,
	Insured: NPFGC
	5.000% 07/01/25	540,000	561,892
	Yale University,
	Series 1997 E,
	4.700% 07/01/29	4,800,000	5,071,872
CT University of Connecticut
	Student Fee,
	Series 2002 A,
	5.250% 05/15/14	1,185,000	1,300,620
Education Total			21,223,388
Prep School — 1.9%
CT Health & Educational Facilities Authority
	Greenwich Academy, Inc.,
	Series 2007 E,
	Insured: AGMC
	5.250% 03/01/26	2,000,000	2,263,680
	Loomis Chaffee School,
	Series 2005 F,
	Insured: AMBAC
	5.250% 07/01/27	1,670,000	1,925,494

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	4.500% 07/01/29	600,000	604,308
Prep School Total			4,793,482
EDUCATION TOTAL			26,016,870
HEALTH CARE — 4.6%
Continuing Care Retirement — 0.6%
CT Development Authority
	Elim Park Baptist, Inc.,
	Series 2003,
	5.750% 12/01/23	1,500,000	1,456,710
Continuing Care Retirement Total			1,456,710
Hospitals — 3.3%
CT Health & Educational Facilities Authority
	Ascension HealthCredit Group,
	Series 1999 B,
	3.500% 11/15/29 (02/01/12) (a)(b)	820,000	843,879
	Hospital for Special Care,
	Series 2007 C,
	Insured: RAD
	5.250% 07/01/27	750,000	669,570
	Hospital for St. Raphael,
	Series 1993 H,
	Insured: AMBAC
	5.300% 07/01/10	2,740,000	2,760,358
	Middlesex Hospital:
	Series 1997 H,
	Insured: NPFGC
	5.000% 07/01/12	1,060,000	1,061,177
	Series 2006 M,
	Insured: AGMC
	4.875% 07/01/27	500,000	503,935
	William W. Backus Hospital,
	Series 2005 G,
	Insured: AGMC
	5.000% 07/01/24	2,060,000	2,109,996
Hospitals Total			7,948,915
Intermediate Care Facilities — 0.1%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	260,000	249,072
Intermediate Care Facilities Total			249,072
Nursing Homes — 0.6%
CT Development Authority
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.200% 08/15/17	1,185,000	1,095,011
	5.400% 08/15/21	500,000	437,745
Nursing Homes Total			1,532,756
HEALTH CARE TOTAL			11,187,453

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 7.1%
Multi-Family — 1.5%
CT Bridgeport Housing Authority
	Series 2009:
	5.000% 06/01/22	1,035,000	1,045,702
	5.000% 06/01/23	1,085,000	1,093,018
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	1,300,000	1,418,170
Multi-Family Total			3,556,890
Single-Family — 5.6%
CT Housing Finance Authority
	Housing Mortgage Finance Program,
	Series 2003 D,
	4.400% 11/15/15	2,000,000	2,060,120
	Mortgage Finance Program:
	Series 1996 C-1,
	6.000% 11/15/10	430,000	431,664
	Series 2008 B-1,
	4.750% 11/15/23	3,000,000	3,130,560
	Series 2003 C-1,
	4.850% 11/15/23	4,000,000	4,053,960
	Series 2009,
	4.550% 11/15/24	4,000,000	4,072,640
Single-Family Total			13,748,944
HOUSING TOTAL			17,305,834
INDUSTRIALS — 0.4%
Manufacturing — 0.4%
CT Development Authority
	Ethan Allen, Inc.,
	Series 1993,
	7.500% 06/01/11	905,000	918,394
Manufacturing Total			918,394
INDUSTRIALS TOTAL			918,394
OTHER — 15.8%
Pool/Bond Bank — 3.4%
CT Revolving Fund
	Series 2003 A,
	5.000% 10/01/19	4,290,000	4,743,453
	Series 2003 B:
	5.000% 10/01/12	1,000,000	1,111,090
	5.000% 10/01/15	1,000,000	1,164,750

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 2009 C,
	5.000% 10/01/18	1,000,000	1,166,890
Pool/Bond Bank Total			8,186,183
Refunded/Escrowed (c) — 12.4%
CT Bridgeport
	Series 2000 A,
	Pre-refunded 07/15/10,
	Insured: FGIC
	6.000% 07/15/13	2,000,000	2,073,300
CT Clean Water Fund
	Series 1993,
	Escrowed to Maturity,
	6.000% 10/01/12	1,200,000	1,284,060
CT Easton
	Series 2001,
	Pre-refunded 10/15/11,
	4.750% 10/15/21	855,000	878,068
CT Fairfield
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.000% 04/01/22	2,200,000	2,400,552
CT Farmington
	Series 2002,
	Pre-refunded 09/15/12,
	5.000% 09/15/19	820,000	915,571
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2000 D-1,
	Pre-refunded 07/01/10,
	Insured: NPFGC
	5.750% 07/01/30	1,250,000	1,291,863
	Trinity College,
	Series 2001 G,
	Pre-refunded 07/01/11,
	Insured: AMBAC:
	5.000% 07/01/31	1,000,000	1,073,470
	5.500% 07/01/15	2,825,000	3,052,554
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.375% 11/01/12	5,000	5,617
	Series 2002 C:
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 11/01/18	15,000	16,578
	Pre-refunded 11/01/12,
	Insured: NPFGC
	5.000% 11/01/18	1,985,000	2,219,329
	Series 2003 A,
	Pre-refunded 11/01/13,
	Insured: FGIC
	5.250% 11/01/16	170,000	197,487

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
CT Seymour
	Series 2001 B,
	Pre-refunded 08/01/11,
	Insured: NPFGC
	5.250% 08/01/15	1,100,000	1,179,134
CT Stamford
	Series 2002,
	Pre-refunded 08/15/12,
	5.000% 08/15/19	1,000,000	1,105,870
CT State
	Series 1993 E,
	Escrowed to Maturity,
	6.000% 03/15/12	25,000	27,811
	Series 2000 A,
	Pre-refunded 04/15/10,
	5.500% 04/15/19	865,000	883,035
	Series 2003 F,
	Pre-refunded 10/15/13,
	Insured: NPFGC
	5.250% 10/15/20	3,670,000	4,222,849
CT University of Connecticut
	Series 2000 A,
	Pre-refunded 03/01/10,
	Insured: FGIC
	5.375% 03/01/19	2,000,000	2,029,220
	Series 2002 A,
	Pre-refunded 04/01/12,
	5.375% 04/01/13	1,000,000	1,100,830
CT Westport
	Series 2000,
	Pre-refunded 08/15/10:
	5.375% 08/15/14	550,000	565,527
	5.375% 08/15/15	1,550,000	1,593,756
	Series 2001,
	Pre-refunded 12/01/11,
	5.000% 12/01/16	1,155,000	1,249,340
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2000 A,
	Economically Defeased to Maturity,
	5.500% 10/01/40	1,000,000	1,045,570
Refunded/Escrowed Total			30,411,391
OTHER TOTAL			38,597,574

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — 0.7%
Recreation — 0.7%
CT Development Authority
	Mystic Marinelife Aquarium,
	Series 2007 A,
	LOC: Citibank N.A.
	4.625% 05/01/37	2,000,000	1,760,580
Recreation Total			1,760,580
OTHER REVENUE TOTAL			1,760,580
RESOURCE RECOVERY — 0.7%
Disposal — 0.7%
CT New Haven Solid Waste & Recycling Authority
	Series 2008,
	5.125% 06/01/23	1,520,000	1,624,150
Disposal Total			1,624,150
RESOURCE RECOVERY TOTAL			1,624,150
TAX-BACKED — 51.7%
Local General Obligations — 23.8%
CT Bridgeport
	Series 2002 A,
	Insured: FGIC
	5.375% 08/15/14	1,600,000	1,699,872
	Series 2004 C,
	Insured: NPFGC
	5.250% 08/15/17	1,500,000	1,628,670
CT Colchester
	Series 1997 A,
	Insured: AMBAC
	5.400% 08/15/10	885,000	909,975
CT Danbury
	Series 1995,
	5.625% 02/01/13	200,000	227,768
	Series 2004,
	Insured: FGIC
	4.750% 08/01/16	1,270,000	1,419,873
CT Darien
	Series 2009 A,
	5.000% 08/01/16	500,000	586,845
CT East Haven
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/15	640,000	726,176
CT Fairfield
	Series 2004,
	4.500% 01/01/16	1,690,000	1,845,260
	Series 2008:
	5.000% 01/01/20	1,000,000	1,172,390
	5.000% 01/01/22	500,000	588,610
CT Hartford County Metropolitan District
	Series 2002,
	5.000% 04/01/19	1,205,000	1,308,425

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT Hartford
	Series 2003,
	Insured: AGMC
	4.750% 12/01/15	2,065,000	2,257,830
	Series 2005 C,
	Insured: NPFGC
	5.000% 09/01/19	2,085,000	2,336,034
	Series 2006,
	Insured: AMBAC
	5.000% 07/15/22	600,000	641,430
	Series 2009 A,
	Insured: AGO
	5.000% 08/15/17	695,000	787,817
CT New Britain
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/17	1,165,000	1,314,784
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.375% 11/01/12	995,000	1,096,908
	Series 2003 A,
	Insured: FGIC
	5.250% 11/01/16	1,830,000	2,079,136
	Series 2008,
	Insured: AGMC
	5.000% 11/01/18	4,260,000	4,971,548
CT New London
	Series 2003 C,
	Insured: AMBAC
	5.000% 02/01/17	1,290,000	1,412,550
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/16	1,025,000	1,193,346
CT Newtown
	Series 2009,
	4.000% 07/01/16	750,000	831,383
CT North Haven
	Series 2007:
	4.750% 07/15/24	1,150,000	1,317,658
	4.750% 07/15/25	1,150,000	1,314,576
CT Regional School District No. 15
	Series 2003,
	Insured: FGIC:
	5.000% 02/01/15	1,105,000	1,276,739
	5.000% 02/01/16	1,025,000	1,185,628
CT Ridgefield
	Series 2009,
	5.000% 09/15/20	2,130,000	2,506,222
CT Stamford
	Series 2003 B:
	5.250% 08/15/16	1,650,000	1,961,239
	5.250% 08/15/17	1,125,000	1,344,015

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2009 B,
	4.000% 07/01/16	2,500,000	2,782,375
CT Trumbull
	Series 2009:
	4.000% 09/15/20	575,000	608,339
	4.000% 09/15/21	600,000	629,280
CT Watertown
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/17	1,060,000	1,226,113
	Series 2009 B,
	5.000% 07/01/17	2,000,000	2,318,560
CT West Hartford
	Series 2009,
	4.000% 10/01/23	3,275,000	3,415,104
CT Weston
	Series 2004,
	5.250% 07/15/15	1,300,000	1,532,193
CT Westport
	Series 2003,
	5.000% 08/15/18	1,200,000	1,314,252
CT Windham
	Series 2004,
	Insured: NPFGC
	5.000% 06/15/15	785,000	911,707
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1999 A,
	Insured: AGMC
	5.750% 08/01/12	1,500,000	1,519,245
Local General Obligations Total			58,199,875
Special Non-Property Tax — 9.0%
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 1992 B,
	6.125% 09/01/12	400,000	429,392
	Series 1998 A,
	Insured: FGIC
	5.500% 10/01/12	3,250,000	3,626,870
	Series 2003 B,
	Insured: FGIC
	5.000% 01/01/23	800,000	846,896
	Series 2009 A,
	4.500% 12/01/19	3,765,000	4,144,135
	Series 2009:
	4.250% 02/01/17	3,000,000	3,291,780
	5.000% 02/01/19	3,450,000	3,927,342

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
OH Hamilton County Sales Tax
	Series 2000 B,
	Insured: AMBAC
	(d) 12/01/28	3,000,000	1,111,620
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2002 E,
	Insured: AGMC
	5.500% 07/01/17	1,870,000	2,083,461
	Series 2006 BB,
	Insured: AGMC
	5.250% 07/01/22	2,500,000	2,634,200
Special Non-Property Tax Total			22,095,696
Special Property Tax — 1.2%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.000% 04/01/22 (e)	3,000,000	2,992,320
Special Property Tax Total			2,992,320
State Appropriated — 3.9%
CT Health & Educational Facilities Authority
	State University System,
	Series 2007 I,
	Insured: AGMC
	5.250% 11/01/17	1,000,000	1,181,230
CT State Certificates of Participation
	Juvenile Training School,
	Series 2001,
	5.250% 12/15/14	1,565,000	1,705,271
CT University of Connecticut
	Series 2004 A,
	Insured: NPFGC
	5.000% 01/15/13	2,000,000	2,236,500
	Series 2006 A,
	Insured: NPFGC
	5.000% 02/15/16	1,400,000	1,617,280
	Series 2007 A,
	4.000% 04/01/24	2,100,000	2,130,681
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (a)(b)	700,000	720,552
State Appropriated Total			9,591,514
State General Obligations — 13.8%
CT Housing Finance Authority
	Series 2005 D-1,
	4.100% 05/15/17	2,200,000	2,262,612
	Series 2009:
	5.000% 06/15/18	1,755,000	1,990,854
	5.000% 06/15/19	1,840,000	2,082,365

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT State
	Series 1993 E,
	6.000% 03/15/12	975,000	1,083,254
	Series 2000 C,
	5.375% 12/15/10	1,000,000	1,045,110
	Series 2001,
	Insured: AGMC
	5.500% 12/15/14	1,500,000	1,768,470
	Series 2003 C,
	Insured: NPFGC
	5.000% 05/01/22	1,000,000	1,079,970
	Series 2003 E,
	Insured: FGIC
	5.000% 08/15/21	1,000,000	1,095,600
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	600,000	708,738
	Series 2005 D,
	Insured: FGIC
	5.000% 11/15/23	4,000,000	4,330,120
	Series 2006 E,
	5.000% 12/15/20	3,000,000	3,347,190
	Series 2008 B,
	5.000% 04/15/22	5,415,000	6,060,143
	Series 2009 A,
	5.000% 01/01/16	4,000,000	4,611,440
CT University of Connecticut
	Series 2009 A,
	5.000% 02/15/23	2,000,000	2,237,080
State General Obligations Total			33,702,946
TAX-BACKED TOTAL			126,582,351
UTILITIES — 6.3%
Investor Owned — 2.4%
CT Development Authority
	Pollution Control Revenue:
	Connecticut Light & Power Co.,
	Series 1993 A,
	5.850% 09/01/28	5,285,000	5,314,279
	United Illuminating Co.,
	Series 2009,
	5.750% 06/01/26 (02/01/12) (a)(b)	500,000	527,060
Investor Owned Total			5,841,339
Joint Power Authority — 1.6%
CT State Municipal Electric Energy Cooperative Power Supply Systems
	Series 2006 A,
	Insured: AMBAC
	5.000% 01/01/22	2,000,000	2,156,180
	Series 2009 A,
	Insured: AGO
	5.000% 01/01/17	1,525,000	1,713,322
Joint Power Authority Total			3,869,502

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	285,000	302,382
Municipal Electric Total			302,382
Water & Sewer — 2.2%
CT Greater New Haven Water Pollution Control Authority
	Series 2005 A,
	Insured: NPFGC
	5.000% 11/15/30	2,500,000	2,552,750
CT South Central Regional Water Authority
	Series 2007 A,
	Insured: NPFGC:
	5.250% 08/01/22	1,370,000	1,540,524
	5.250% 08/01/23	500,000	561,280
	Series 2008 B,
	Insured: NPFGC
	5.250% 08/01/29 (a)	750,000	798,615
Water & Sewer Total			5,453,169
UTILITIES TOTAL			15,466,392

	Total Municipal Bonds (cost of $231,356,228)		239,459,598

		Shares
Investment Companies — 2.6%
	Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.030%) (f)(g)	2,794,000	2,794,000
	Dreyfus Municipal Cash Management Plus (7 day yield of 0.080%)	3,422,022	3,422,022

	Total Investment Companies (cost of $6,216,022)		6,216,022

	Total Investments — 100.5% (cost of $237,572,250)(h)(i)		245,675,620

	Other Assets & Liabilities, Net — (0.5)%		(1,100,840)

	Net Assets — 100.0%		244,574,780

11

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$239,459,598	$—	$239,459,598
Total Investment Companies	6,216,022	—	—	6,216,022
Total Investments	$6,216,022	$239,459,598	$—	$245,675,620

(a)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.
(b)	Parenthetical date represents the next interest rate reset date for the security.
(c)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(d)	Zero coupon bond.

12

(e)		Security purchased on a delayed delivery basis.
(f)		Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.030%)

Shares as of 10/31/09:		2,339,181
Shares purchased:		16,123,429
Shares sold:		(15,668,610)
Shares as of 01/31/10:		2,794,000
Net realized gain (loss):		$—
Dividend income earned:		$1,178
Value at end of period:		$2,794,000

(g)		Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(h)		Cost for federal income tax purposes is $237,550,793.
(i)		Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$8,949,346	$(824,519)	$8,124,827

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

13

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Connecticut Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.2%
EDUCATION — 22.3%
Education — 14.8%
CT Health & Educational Facilities Authority
	Connecticut College,
	Series 2002 E,
	Insured: NPFGC
	5.250% 07/01/22	400,000	408,256
	Fairfield University,
	Series 2008 N,
	4.750% 07/01/27	1,000,000	1,021,550
	Quinnipiac University,
	Series 2007 I,
	Insured: NPFGC
	4.375% 07/01/28	1,015,000	1,015,924
	Trinity College:
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	2,000,000	2,332,820
	Series 2007 J,
	Insured: NPFGC:
	4.250% 07/01/31	1,000,000	931,940
	4.500% 07/01/37	1,500,000	1,429,530
	University of Connecticut,
	Series 2002 A,
	Insured: FGIC
	5.250% 11/15/14	2,135,000	2,373,608
	University of Hartford,
	Series 2002,
	Insured: RAD
	5.375% 07/01/15	1,000,000	1,040,730
	Yale University:
	Series 2003 X-1,
	5.000% 07/01/42	2,000,000	2,049,160
	Series 2007 Z-1,
	5.000% 07/01/42	1,500,000	1,565,175
Education Total			14,168,693
Prep School — 7.5%
CT Health & Educational Facilities Authority
	Brunswick School,
	Series 2003 B,
	Insured: NPFGC
	5.000% 07/01/33	670,000	672,479
	Loomis Chaffee School:
	Series 2001 E,
	5.250% 07/01/21	1,765,000	1,809,990
	Series 2005 F,
	Insured: AMBAC:
	5.250% 07/01/25	2,035,000	2,340,860
	5.250% 07/01/26	1,045,000	1,205,219

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	Miss Porter’s School,
	Series 2006 B,
	Insured: AMBAC
	5.000% 07/01/36	1,075,000	1,093,856
Prep School Total			7,122,404
EDUCATION TOTAL			21,291,097
HEALTH CARE — 8.1%
Continuing Care Retirement — 0.2%
CT Town of Hamden CT
	Whitney Center Inc,
	Series 2009 A,
	7.625% 01/01/30	225,000	229,707
Continuing Care Retirement Total			229,707
Hospitals — 4.6%
CT Health & Educational Facilities Authority
	Danbury Hospital,
	Series 2006 H,
	Insured: AMBAC
	4.500% 07/01/33	2,000,000	1,524,040
	Middlesex Hospital,
	Series 2006 L,
	Insured: AGMC
	4.250% 07/01/36	1,000,000	834,430
	William W. Backus Hospital,
	Series 2005 F,
	Insured: AGMC
	5.125% 07/01/35	2,000,000	2,019,660
Hospitals Total			4,378,130
Intermediate Care Facilities — 0.8%
CT Health & Educational Facilities Authority
	Village for Families & Children, Inc.,
	Series 2002 A,
	Insured: AMBAC
	5.000% 07/01/23	255,000	244,282
CT Housing Finance Authority
	Series 2000,
	Insured: AMBAC
	5.850% 06/15/30	500,000	506,145
Intermediate Care Facilities Total			750,427
Nursing Homes — 2.5%
CT Development Authority Health Facility
	Alzheimers Resources Center, Inc.,
	Series 2007:
	5.400% 08/15/21	500,000	437,745
	5.500% 08/15/27	2,375,000	1,968,163
Nursing Homes Total			2,405,908
HEALTH CARE TOTAL			7,764,172

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — 4.4%
Multi-Family — 1.9%
CT Bridgeport Housing Authority
	Series 2009,
	5.600% 06/01/30	1,000,000	1,020,400
CT Greenwich Housing Authority
	Greenwich Close Apartments,
	Series 1997 A,
	6.350% 09/01/27	750,000	762,915
Multi-Family Total			1,783,315
Single-Family — 2.5%
CT Housing Finance Authority
	Series 2003 C-1,
	4.850% 11/15/23	1,000,000	1,013,490
	Series 2006, AMT,
	4.875% 11/15/36	1,500,000	1,408,605
Single-Family Total			2,422,095
HOUSING TOTAL			4,205,410
OTHER — 4.8%
Pool/Bond Bank — 1.1%
CT State
	Series 2009 A,
	5.000% 06/01/26	1,000,000	1,109,320
Pool/Bond Bank Total			1,109,320
Refunded/Escrowed(a) — 3.7%
CT New Haven
	Series 2002 B,
	Escrowed to Maturity,
	Insured: FGIC
	5.000% 11/01/16	10,000	11,034
	Series 2002 C,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 11/01/20	10,000	11,052
CT West Hartford
	Series 2005 B,
	Pre-refunded 10/01/10,
	5.000% 10/01/24	1,500,000	1,731,855
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2002 E,
	Escrowed to Maturity,
	Insured: AMBAC:
	5.500% 08/01/27	450,000	528,732
	5.500% 08/01/27	1,050,000	1,233,708
Refunded/Escrowed Total			3,516,381
OTHER TOTAL			4,625,701

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 3.6%
Disposal — 2.0%
CT New Haven Solid Waste Authority
	Series 2008,
	5.375% 06/01/28	1,750,000	1,855,385
Disposal Total			1,855,385
Resource Recovery — 1.6%
CT Resource Recovery Authority
	American Re-Fuel Co.,
	Series 2001 AII, AMT,
	5.500% 11/15/15	1,500,000	1,543,080
Resource Recovery Total			1,543,080
RESOURCE RECOVERY TOTAL			3,398,465
TAX-BACKED — 45.4%
Local General Obligations — 25.3%
CT Bridgeport
	Series 1997 A,
	Insured: NPFGC
	5.500% 08/15/19	1,500,000	1,634,145
	Series 2004 C,
	Insured: NPFGC
	5.500% 08/15/21	1,225,000	1,327,557
CT Cheshire
	Series 2000 B,
	5.000% 08/01/14	1,720,000	1,991,898
CT East Hartford
	Series 2003,
	Insured: FGIC
	5.250% 05/01/15	1,000,000	1,169,880
CT East Haven
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/15	640,000	726,176
CT Granby
	Series 1993,
	Insured: NPFGC
	6.550% 04/01/10	175,000	176,813
	Series 2006,
	5.000% 02/15/26	540,000	640,548
CT Hartford County Metropolitan District
	Series 1993,
	5.200% 12/01/13	500,000	575,135

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CT New Britain
	Series 1993 A,
	Insured: NPFGC
	6.000% 10/01/12	1,500,000	1,613,610
	Series 1993 B,
	Insured: NPFGC
	6.000% 03/01/12	750,000	787,980
	Series 2006,
	Insured: AMBAC
	5.000% 04/15/21	1,160,000	1,349,521
CT New Haven
	Series 2002 B,
	Insured: FGIC
	5.000% 11/01/16	1,000,000	1,104,740
CT New Milford
	Series 2004,
	Insured: AMBAC
	5.000% 01/15/17	1,025,000	1,198,696
CT North Haven
	Series 2007,
	4.750% 07/15/26	1,150,000	1,313,162
CT Plainville
	Series 2002,
	Insured: FGIC:
	5.000% 12/01/15	400,000	436,632
	5.000% 12/01/16	500,000	545,790
CT Ridgefield
	Series 2009,
	5.000% 09/15/21	1,000,000	1,181,380
CT Stamford
	Series 2003 B,
	5.250% 08/15/16	2,750,000	3,268,732
CT Suffield
	Series 2005,
	5.000% 06/15/20	1,400,000	1,636,894
CT Westbrook
	Series 1992,
	Insured: NPFGC
	6.300% 03/15/12	265,000	296,111
CT Westport
	Series 2003,
	5.000% 08/15/15	1,000,000	1,128,390
Local General Obligations Total			24,103,790
Special Non-Property Tax — 11.0%
CT Special Tax Obligation
	Transportation Infrastructure:
	Series 2002 B,
	Insured: AMBAC
	5.000% 12/01/21	1,500,000	1,562,565
	Series 2004 B,
	Insured: AMBAC
	5.250% 07/01/18	2,000,000	2,319,760

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
GU Territory of Guam
	Series 2009 A,
	5.750% 12/01/34	2,150,000	2,173,951
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 1993 X,
	Insured: AGMC
	5.500% 07/01/13	3,000,000	3,200,790
	Series 2005 L,
	Insured: AMBAC
	5.250% 07/01/38	1,000,000	929,040
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
	Series 2005 A,
	Insured: AMBAC
	(b) 07/01/35	2,000,000	326,500
Special Non-Property Tax Total			10,512,606
Special Property Tax — 0.8%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.875% 04/01/39 (c)	750,000	750,285
Special Property Tax Total			750,285
State Appropriated — 3.2%
CT Juvenile Training School
	Series 2001,
	4.750% 12/15/25	2,500,000	2,543,575
CT University of Connecticut
	Series 2009 A,
	5.000% 02/15/28	500,000	542,760
State Appropriated Total			3,086,335
State General Obligations — 5.1%
CT Housing Finance Authority
	Series 2009,
	5.000% 06/15/28	750,000	797,873
CT State
	Series 2001 C,
	Insured: AGMC
	5.500% 12/15/15	1,500,000	1,778,940
	Series 2001,
	Insured: AGMC
	5.500% 12/15/14	1,500,000	1,768,470

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2005 B,
	Insured: AMBAC
	5.250% 06/01/20	400,000	472,492
State General Obligations Total			4,817,775
TAX-BACKED TOTAL			43,270,791
TRANSPORTATION — 0.6%
Transportation — 0.6%
CT New Haven Air Rights Parking Facility
	Series 2002,
	Insured: AMBAC
	5.375% 12/01/15	500,000	566,785
Transportation Total			566,785
TRANSPORTATION TOTAL			566,785
UTILITIES — 9.0%
Municipal Electric — 4.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	1,000,000	1,106,340
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	2,500,000	2,652,475
Municipal Electric Total			3,758,815
Water & Sewer — 5.0%
CT Greater New Haven Water Pollution Control Authority
	Series 2008,
	Insured: AGMC
	4.750% 11/15/28	600,000	612,066
CT South Central Regional Water Authority
	Series 2005,
	Insured: NPFGC
	5.000% 08/01/30	1,870,000	1,928,942
	Series 2007 A,
	Insured: NPFGC:
	5.250% 08/01/23	1,000,000	1,122,560
	5.250% 08/01/24	1,000,000	1,123,640
Water & Sewer Total			4,787,208
UTILITIES TOTAL			8,546,023

	Total Municipal Bonds (cost of $90,944,304)		93,668,444

7

		Shares	Value ($)
Investment Companies — 1.8%
	Columbia Connecticut Municipal Reserves, G-Trust Shares (7-day yield of 0.030%) (d)(e)	960,583	960,583
	Dreyfus Connecticut Municipal Money Market Fund (7-day yield of 0.000%)	738,157	738,157

	Total Investment Companies (cost of $1,698,740)		1,698,740

	Total Investments — 100.0% (cost of $92,643,044)(f)(g)		95,367,184

	Other Assets & Liabilities, Net — (0.0)%		(10,857)

	Net Assets — 100.0%		95,356,327

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$93,668,444	$—	$93,668,444
Total Investment Companies	1,698,740	—	—	1,698,740
Total Investments	$1,698,740	$93,668,444	$—	$95,367,184

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Security purchased on a delayed delivery basis.
(d)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(e)	Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia Connecticut Municipal Reserves, G-Trust Shares (7 day yield of 0.030%)

Shares as of 10/31/09:	747,272
Shares purchased:	2,927,817
Shares sold:	(2,714,506)
Shares as of 01/31/10:	960,583
Net realized gain (loss):	$—
Dividend income earned:	$215
Value at end of period:	$960,583

(f)	Cost for federal income tax purposes is $92,612,053.
(g)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,550,541	$(1,795,410)	$2,755,131

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.

9

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.7%
EDUCATION — 2.9%
Education — 2.9%
CA Municipal Finance Authority
	Biola University,
	Series 2008 A,
	5.625% 10/01/23	3,000,000	3,083,760
CA University
	Series 2008 A,
	Insured: AGMC
	5.000% 11/01/22	5,000,000	5,334,900
CT Health & Educational Facilities Authority
	Trinity College,
	Series 1998 F,
	Insured: NPFGC
	5.500% 07/01/21	1,000,000	1,166,410
IL Finance Authority
	DePaul University,
	Series 2004 A:
	5.375% 10/01/17	1,000,000	1,092,780
	5.375% 10/01/18	2,000,000	2,172,240
KS Development Finance Authority
	Board of Regents Scientific Research,
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/19	2,000,000	2,150,700
	Regents-Wichita University,
	Series 2000 B,
	Insured: AMBAC
	5.900% 04/01/15	2,000,000	2,017,540
KS Washburn University
	Topeka Living Learning Center,
	Series 2004,
	Insured: AMBAC
	5.000% 07/01/18	900,000	880,911
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	500,000	582,040
MA Health & Educational Facilities Authority
	Boston College,
	Series 2008,
	5.500% 06/01/24	2,670,000	3,158,316
MO Health & Educational Facilities Authority
	St. Louis University,
	Series 1998,
	5.500% 10/01/16	1,000,000	1,172,210
	Washington University,
	Series 2001 A,
	5.500% 06/15/16	1,000,000	1,192,060
NH Health & Education Facilities Authority
	Series 2009 A,
	5.000% 07/01/23	8,370,000	8,916,561

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
NY Dormitory Authority
	Series 2005 B,
	Insured: FGIC
	5.500% 07/01/21	6,345,000	7,317,689
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/23	5,245,000	5,746,160
OH University
	Series 2009 A,
	5.000% 12/01/16	4,000,000	4,605,360
PA Higher Educational Facilities Authority
	University of Sciences,
	Series 2005 A,
	Insured: SYNC
	5.000% 11/01/16	360,000	392,299
RI Health & Educational Building Corp.
	Series 2003,
	Insured: SYNC
	5.250% 04/01/15	1,500,000	1,537,605
TN Metropolitan Government, Nashville & Davidson County, Health & Educational Facilities Board
	Meharry Medical College,
	Series 1996,
	Insured: AMBAC
	6.000% 12/01/16	3,800,000	4,265,386
TX Public Finance Authority
	Stephen F. Austin University,
	Series 2005,
	Insured: NPFGC
	5.000% 10/15/19	2,000,000	2,133,600
TX University of Texas
	Series 2004 A,
	5.250% 08/15/17	2,000,000	2,365,140
	Series 2006 D,
	5.000% 08/15/18	10,000,000	11,372,900
Education Total			72,656,567
EDUCATION TOTAL			72,656,567
HEALTH CARE — 10.7%
Continuing Care Retirement — 2.1%
CO Health Facilities Authority
	Covenant Retirement Communities, Inc.,
	Series 2005,
	5.000% 12/01/18	1,000,000	982,430
FL Lakeland
	Carpenters Retirement Community,
	Series 2008,
	5.875% 01/01/19	1,875,000	1,822,369

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Lee County Industrial Development Authority
	Shell Point,
	Series 2007,
	5.000% 11/15/22	7,650,000	6,609,294
FL Orange County Health Facilities Authority
	Orlando Lutheran Towers,
	Series 2005,
	5.000% 07/01/13	3,670,000	3,650,182
FL Sarasota County Health Facilities Authority
	Village on the Isle,
	Series 2007,
	5.500% 01/01/27	4,000,000	3,551,560
IL Finance Authority
	Monarch Landing, Inc.,
	Series 2007 A:
	5.500% 12/01/13 (a)	2,200,000	550,000
	6.000% 12/01/17 (a)	3,590,000	897,500
	Sedgebrook, Inc.,
	Series 2007 A:
	5.400% 11/15/16 (a)	2,165,000	865,935
	5.875% 11/15/22 (a)	8,000,000	2,900,960
IN Health & Educational Facility Financing Authority
	Baptist Homes of Indiana,
	Series 2005,
	5.250% 11/15/25	10,640,000	9,917,118
KS Lenexa
	Lakeview Village, Inc.,
	Series 2007,
	5.250% 05/15/22	2,650,000	2,331,470
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007,
	5.000% 10/01/17	1,040,000	921,960
MD Howard County Retirement Authority
	Columbia Vantage House Corp.,
	Series 2007 A,
	5.250% 04/01/27	1,500,000	1,236,090
MO St. Louis Industrial Development Authority
	St. Andrew’s Resources for Seniors,
	Series 2007 A,
	6.250% 12/01/26	7,000,000	6,312,320
NC Medical Care Commission
	Givens Estates,
	Series 2007,
	5.000% 07/01/27	3,375,000	2,993,119
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	2,375,000	2,309,830

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
TX Tarrant County Cultural Education Facilities Finance Corp.
	Air Force Village,
	Series 2007,
	5.125% 05/15/27	3,750,000	3,321,975
Continuing Care Retirement Total			51,174,112
Hospitals — 8.4%
AZ Maricopa County Industrial Development Authority
	Catholic Healthcare West,
	Series 2007 A,
	5.000% 07/01/18	3,500,000	3,636,115
CA Health Facilities Financing Authority
	St. Joseph Health System,
	Series 2009 B,
	5.000% 07/01/18	10,445,000	11,116,091
	Catholic Healthcare West,
	Series 2009 F,
	5.000% 07/01/27 (07/01/14) (b)(c)	3,000,000	3,217,110
CA Rancho Mirage Joint Powers Financing Authority
	Eisenhower Medical Center,
	Series 1997 B,
	Insured: NPFGC
	4.875% 07/01/22	1,730,000	1,671,267
CO Health Facilities Authority
	Catholic Health Initiatives,
	Series 2008 D,
	5.500% 10/01/38 (11/12/15) (b)(c)	5,000,000	5,632,900
FL Escambia County Health Facilities Authority
	Ascension Health,
	Series 2003 A,
	5.250% 11/15/11	2,125,000	2,282,845
FL Highlands County Health Facilities Authority
	Adventist Health Systems:
	Series 2005 A,
	5.000% 11/15/20 (b)	1,000,000	1,029,810
	Series 2005 B:
	5.000% 11/15/20	875,000	901,084
	5.000% 11/15/22	740,000	752,595
	Adventist Hinsdale Hospital,
	Series 2005 A,
	5.000% 11/15/22 (b)	1,000,000	1,017,020
FL Hillsborough County Industrial Development Authority
	Tampa General Hospital,
	Series 2003 A,
	5.000% 10/01/18	1,000,000	1,013,650

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
FL Orange County Health Facilities Authority
	Series 1996 A,
	Insured: NPFGC
	6.250% 10/01/16	1,700,000	1,906,346
FL South Broward Hospital District
	Series 2003 A,
	Insured: NPFGC:
	5.250% 05/01/12	3,955,000	4,259,456
	5.250% 05/01/13	1,500,000	1,649,880
FL St. Petersburg Health Facilities Authority
	All Children’s Hospital,
	Series 2002,
	Insured: AMBAC:
	5.500% 11/15/14	1,720,000	1,827,792
	5.500% 11/15/15	1,995,000	2,096,585
	5.500% 11/15/16	1,980,000	2,058,507
FL Tampa Health Systems
	Catholic Health East,
	Series 1998 A-1,
	Insured: NPFGC:
	5.500% 11/15/13	6,080,000	6,592,605
	5.500% 11/15/14	6,000,000	6,566,100
KS Wichita Hospital
	Series 2001 III,
	6.250% 11/15/18	5,000,000	5,223,200
MA Health & Educational Facilities Authority
	CareGroup, Inc.,
	Series 2008 E-2:
	5.375% 07/01/20	9,720,000	9,994,590
	5.375% 07/01/22	13,345,000	13,565,726
MI Saginaw Hospital Finance Authority
	Covenant Medical Center,
	Series 2004 G,
	5.125% 07/01/22	10,000,000	9,630,400
NC Albemarle Hospital Authority
	Series 2007:
	5.250% 10/01/21	3,000,000	2,707,800
	5.250% 10/01/27	3,700,000	3,098,454
NH Health & Education Facilities Authority
	Southern New Hampshire Medical Center,
	Series 2007,
	5.250% 10/01/23	7,000,000	7,017,010
NY Albany Industrial Development Agency
	St. Peter’s Hospital,
	Series 2008 A:
	5.250% 11/15/16	1,750,000	1,844,623
	5.250% 11/15/17	1,250,000	1,305,125

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Dormitory Authority
	Long Island Jewish Medical Center,
	Series 2009,
	5.250% 05/01/30	4,750,000	4,784,247
	Mount Sinai School of Medicine,
	Series 2009:
	5.500% 07/01/26	14,635,000	15,201,228
	5.500% 07/01/27	10,675,000	11,023,112
NY Monroe County Industrial Development Agency
	Highland Hospital of Rochester,
	Series 2005:
	5.000% 08/01/14	730,000	781,494
	5.000% 08/01/15	545,000	579,330
OH Lorain County Hospital
	Catholic Healthcare Partnerships,
	Series 2001 A:
	5.625% 10/01/14	6,135,000	6,482,793
	5.625% 10/01/15	3,000,000	3,139,560
	5.625% 10/01/16	3,000,000	3,119,370
OH Montgomery County
	Catholic Health Initiatives,
	Series 2008 D,
	5.250% 10/01/38 (11/12/13) (b)(c)	8,000,000	8,740,320
PA Higher Educational Facilities Authority
	University of Pennsylvania Health Systems,
	Series 2005 A,
	Insured: AMBAC
	5.000% 08/15/18	250,000	267,018
PA Northampton County General Purpose Authority
	St. Luke’s Hospital Bethlehem,
	Series 2008 A:
	5.000% 08/15/20	3,480,000	3,513,652
	5.125% 08/15/21	3,715,000	3,752,039
	5.250% 08/15/22	1,965,000	1,989,228
TN Sullivan County Health, Educational & Housing Facilities Board
	Series 2006 C,
	5.000% 09/01/22	3,750,000	3,571,275
TX Amarillo Health Facilities Corp.
	Baptist St. Anthony’s Hospital Corp.,
	Series 1998,
	Insured: AGMC
	5.500% 01/01/14	1,000,000	1,090,670
TX Harris County Health Facilities Development Corp.
	Memorial Hospital Systems,
	Series 1997 A,
	Insured: NPFGC
	6.000% 06/01/13	2,170,000	2,398,175

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
TX Tarrant County Cultural Education Facilities Finance Corp.
	Texas Health Resources,
	Series 2007 A,
	5.000% 02/15/21	5,000,000	5,176,850
VA Augusta County Industrial Development Authority
	Augusta Health Care, Inc.,
	Series 2003,
	5.250% 09/01/18	1,500,000	1,610,280
WI Health & Educational Facilities Authority
	Wheaton Franciscan Healthcare,
	Series 2006:
	5.125% 08/15/23	13,065,000	12,397,770
	5.125% 08/15/26	6,000,000	5,487,960
Hospitals Total			208,721,057
Nursing Homes — 0.2%
IA Finance Authority Health Facilities
	Development Care Initiatives,
	Series 2006 A:
	5.250% 07/01/18	2,695,000	2,359,796
	5.500% 07/01/21	1,530,000	1,292,789
MN Eveleth Health Care
	Series 2007,
	5.000% 10/01/17	1,000,000	883,780
MO St. Louis County Industrial Development Authority
	Ranken Jordan,
	Series 2007,
	5.000% 11/15/27	1,350,000	1,097,712
Nursing Homes Total			5,634,077
HEALTH CARE TOTAL			265,529,246
HOUSING — 0.6%
Assisted Living/Senior — 0.1%
AZ Maricopa County Industrial Development Authority Health Facilities
	Series 1999 A,
	Guarantor: GNMA
	6.300% 09/20/38	3,715,000	3,800,296
Assisted Living/Senior Total			3,800,296
Multi-Family — 0.3%
FL Capital Trust Agency
	Atlantic Housing Foundation,
	Series 2008 B,
	2.050% 07/15/32 (d)	1,910,000	862,002
FL Collier County Finance Authority
	Goodlette Arms,
	Series 2002 A-1,
	LIQ FAC: FNMA
	4.900% 02/15/32 (b)	3,250,000	3,419,780
LA Housing Finance Agency
	Series 2006 A,
	Insured: FHA
	4.750% 12/01/31	1,435,000	1,374,687

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
NC Medical Care Commission
	ARC/HDS Alamance Housing Corp.,
	Series 2004 A,
	5.500% 10/01/24	1,575,000	1,542,303
Multi-Family Total			7,198,772
Single-Family — 0.2%
CA Department of Veteran Affairs
	Series 2006,
	4.500% 12/01/23	5,000,000	4,686,500
Single-Family Total			4,686,500
HOUSING TOTAL			15,685,568
INDUSTRIALS — 1.8%
Forest Products & Paper — 0.8%
FL Bay County Pollution Control
	International Paper Co.,
	Series 1998 A,
	5.100% 09/01/12	2,375,000	2,436,441
FL Escambia County Pollution Control
	International Paper Co.,
	Series 2003 A,
	4.700% 04/01/15	500,000	502,250
LA Morehouse Parish Pollution Control
	International Paper Co.,
	Series 2001 A,
	5.250% 11/15/13	8,525,000	8,988,334
MS Warren County Environmental Improvement
	International Paper Co.,
	Series 2000 A, AMT,
	6.700% 08/01/18	2,600,000	2,628,236
TX Gulf Coast Waste Disposal Authority
	International Paper Co.,
	Series 2002 A, AMT,
	6.100% 08/01/24	5,750,000	5,652,365
Forest Products & Paper Total			20,207,626
Oil & Gas — 1.0%
CA Southern California Public Power Authority
	Series 2007,
	5.250% 11/01/22	2,500,000	2,527,625
TX Harris County Industrial Development Corp.
	Deer Park Refining LP,
	Series 2008,
	4.700% 05/01/18	12,000,000	11,870,640
TX Municipal Gas Acquisition & Supply Corp.
	Series 2006 A,
	5.000% 12/15/12	5,500,000	5,820,705

		Par ($)	Value ($)
Municipal Bonds — (continued)
INDUSTRIALS — (continued)
TX SA Energy Acquisition Public Facility Corp.
	Series 2007,
	5.250% 08/01/16	4,450,000	4,759,008
Oil & Gas Total			24,977,978
INDUSTRIALS TOTAL			45,185,604
OTHER — 11.6%
Other — 0.2%
LA New Orleans Aviation Board
	Series 2009 A,
	6.000% 01/01/25	4,250,000	4,413,200
Other Total			4,413,200
Pool/Bond Bank — 2.1%
FL Gulf Breeze
	Series 1985 C,
	Insured: FGIC
	5.000% 12/01/15	1,000,000	1,006,970
FL Municipal Loan Council
	Series 2005 A,
	Insured: NPFGC
	5.000% 02/01/19	1,015,000	1,054,372
KS Development Finance Authority
	Water Pollution Control Revolving Fund,
	Series 2001 II,
	5.500% 05/01/14	1,000,000	1,169,870
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/19	2,500,000	3,097,125
	Series 2004 A,
	5.250% 08/01/17	2,920,000	3,442,154
	Series 2009,
	5.000% 08/01/24	11,530,000	12,866,904
MO Environmental Improvement & Energy Resources Authority
	Series 2004 B,
	5.250% 01/01/18	7,470,000	8,843,658
NY Dormitory Authority
	Series 2002 A,
	Insured: NPFGC
	5.250% 10/01/12	2,420,000	2,672,890
PA Delaware Valley Regional Financing Authority
	Local Government:
	Series 1997 B,
	Insured: AMBAC
	5.600% 07/01/17	2,000,000	2,287,420
	Series 2002:
	5.500% 07/01/12	8,000,000	8,787,440
	5.750% 07/01/17	2,000,000	2,293,960

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PA Finance Authority
	Penn Hills,
	Series 2000 A,
	Insured: FGIC
	5.500% 12/01/22	835,000	838,398
VA Resources Authority
	Series 2007,
	5.000% 10/01/17	3,760,000	4,388,973
Pool/Bond Bank Total			52,750,134
Refunded/Escrowed (e) — 8.6%
AL Birmingham Waterworks & Sewer Board
	Series 2002 B,
	Pre-refunded 01/01/13,
	Insured: NPFGC
	5.000% 01/01/37	15,000,000	16,760,400
AZ School Facilities Board
	Certificates of Participation,
	Series 2003 A,
	Pre-refunded 03/01/13,
	Insured: NPFGC
	5.250% 09/01/14	10,000,000	11,300,500
CA San Joaquin Hills Transportation Corridor Agency
	Series 1993,
	Escrowed to maturity,
	(f) 01/01/25	22,405,000	12,155,833
CO Douglas County School District No. RE-1
	Series 2001,
	Pre-refunded 12/15/11,
	Insured: NPFGC
	5.250% 12/15/13	7,385,000	8,024,467
CO Northwest Parkway Public Highway Authority
	Series 2001 C,
	Pre-refunded 06/15/16,
	Insured: AMBAC
	(g) 06/15/21 (5.700% 06/15/11)	4,000,000	4,385,600
FL Orange County Health Facilities Authority
	Orlando Regional Health Care System,
	Series 1996 A,
	Escrowed to Maturity,
	Insured: NPFGC
	6.250% 10/01/16	4,705,000	5,699,073
FL Orlando Utilities Commission Water & Electric
	Series 1989 D,
	Escrowed to Maturity,
	6.750% 10/01/17	1,800,000	2,153,682

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
FL South Broward Hospital District
	Series 2002,
	Pre-refunded 05/01/12,
	5.600% 05/01/27	4,000,000	4,447,160
IL Chicago Housing Authority
	Capital Program,
	Series 2001:
	Escrowed to Maturity,
	5.250% 07/01/12	5,975,000	6,617,611
	Pre-refunded 07/01/12,
	5.375% 07/01/13	5,000,000	5,552,750
IL Chicago Metropolitan Water Reclamation District-Greater Chicago
	Series 2006,
	Pre-refunded 12/01/16,
	5.000% 12/01/35	31,950,000	37,502,910
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Escrowed to Maturity,
	Insured: FGIC
	(f) 01/01/17	600,000	485,250
IL State
	Series 2002,
	Pre-refunded 12/01/12,
	Insured: AGMC
	5.375% 12/01/13	10,000,000	11,246,300
IN Toll Road Commission
	Series 1980,
	Escrowed to Maturity,
	9.000% 01/01/15	2,240,000	2,718,509
KS Department of Transportation
	Series 1998,
	Escrowed to Maturity,
	5.500% 09/01/14	1,575,000	1,860,941
KS Labette County Single Family Mortgage
	Capital Accumulator Bonds,
	Series 1998 A,
	Escrowed to Maturity,
	(f) 12/01/14	2,175,000	1,963,155
MA State
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/16	3,000,000	3,250,590
MI Building Authority
	Series 2003 II,
	Pre-refunded 10/15/13,
	Insured: NPFGC
	5.000% 10/15/17	1,000,000	1,138,840
MI Detroit Sewage Disposal Revenue
	Series 2003 A,
	Pre-refunded 07/01/13,
	Insured: AGMC
	5.000% 07/01/14	7,180,000	8,107,513
NJ Tobacco Settlement Financing Corp.
	Series 2003,
	Pre-refunded 06/01/13,
	6.750% 06/01/39	4,000,000	4,734,480

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NJ Transportation Trust Fund Authority
	Series 1999 A,
	Escrowed to Maturity,
	5.625% 06/15/14	2,000,000	2,362,800
NV Clark County School District
	Series 2003 D,
	Pre-refunded 12/15/13,
	Insured: NPFGC
	5.000% 06/15/16	10,760,000	12,307,611
NY Metropolitan Transportation Authority
	Series 1993 O,
	Escrowed to Maturity,
	5.500% 07/01/17	3,000,000	3,552,660
OH Water Development Authority
	Water Pollution Control,
	Series 2002,
	Pre-refunded 06/01/12,
	5.250% 06/01/18	5,535,000	6,113,131
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(f) 09/01/21	2,210,000	1,418,466
TX Harris County
	Series 2001,
	Pre-refunded 10/01/11,
	5.000% 10/01/12	6,740,000	7,227,976
TX Houston Area Water Corp.
	Series 2002,
	Pre-refunded 03/01/12,
	Insured: FGIC
	5.500% 03/01/18	3,000,000	3,295,830
TX Lower Colorado River Authority
	Junior Lien,
	Series 1993 5th,
	Escrowed to Maturity,
	5.375% 01/01/16	2,100,000	2,412,480
TX North Central Health Facilities Development Corp.
	Presbyterian Healthcare Residential,
	Series 1996 B,
	Escrowed to Maturity,
	Insured: NPFGC
	5.500% 06/01/16	10,000,000	11,428,800
TX Northside Independent School District
	Series 2002 A,
	Pre-refunded 02/15/12,
	Guarantor: PSFG
	5.250% 02/15/20	2,485,000	2,716,229

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
WI Badger Tobacco Asset Securitization Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	6.000% 06/01/17	5,000,000	5,581,750
WV Hospital Finance Authority
	Charleston Area Medical Center,
	Series 1993 A,
	Escrowed to Maturity,
	6.500% 09/01/23	3,980,000	5,076,609
Refunded/Escrowed Total			213,599,906
Tobacco — 0.7%
AR Development Finance Authority
	Tobacco Settlement,
	Series 2006,
	Insured: AMBAC:
	(f) 07/01/21	1,400,000	874,258
	(f) 07/01/23	1,000,000	557,860
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	2,540,000	2,367,991
	4.625% 06/01/26	6,560,000	5,442,504
OH Buckeye Tobacco Settlement Financing Authority
	Series 2007 A-2,
	5.125% 06/01/24	8,735,000	8,085,378
Tobacco Total			17,327,991
OTHER TOTAL			288,091,231
OTHER REVENUE — 0.4%
Recreation — 0.4%
FL Board of Education
	Series 2002 A,
	Insured: FGIC:
	5.250% 07/01/18	2,675,000	2,909,009
	5.375% 07/01/17	1,450,000	1,582,197
FL Seminole Indian Tribe
	Series 2007 A,
	5.750% 10/01/22 (h)	2,000,000	1,943,820
OK Chickasaw Nation Health Systems
	Series 2007,
	5.375% 12/01/17 (h)	3,750,000	3,973,125
Recreation Total			10,408,151
OTHER REVENUE TOTAL			10,408,151
RESOURCE RECOVERY — 0.3%
Resource Recovery — 0.3%
NY Niagara County Industrial Development Agency
	Series 2001 B, AMT,
	5.550% 11/15/24 (11/15/13) (b)(c)	8,000,000	8,263,040
Resource Recovery Total			8,263,040
RESOURCE RECOVERY TOTAL			8,263,040

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — 45.7%
Local Appropriated — 2.3%
CA Orange County Public Financing Authority
	Series 2005,
	Insured: NPFGC
	5.000% 07/01/16	10,000,000	10,961,200
CA San Bernardino County
	Certificates of Participation,
	Series 2002 A,
	Insured: NPFGC
	5.000% 07/01/15	1,000,000	1,066,400
FL Broward County School Board
	Certificates of Participation,
	Series 2006,
	Insured: AGMC
	5.000% 07/01/14	1,580,000	1,756,265
FL Flagler County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: AGMC
	5.000% 08/01/18	2,320,000	2,450,175
FL Hillsborough County School Board
	Certificates of Participation,
	Series 1998 A,
	Insured: NPFGC
	5.500% 07/01/14	2,000,000	2,243,080
FL Lake County School Board
	Certificates of Participation,
	Series 2006 C,
	Insured: AMBAC
	5.250% 06/01/18	1,500,000	1,617,420
FL Miami-Dade County Public Facilities
	Series 2005 B,
	Insured: NPFGC
	5.000% 06/01/19	2,000,000	2,035,100
FL Orange County School Board
	Certificates of Participation,
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/18	1,000,000	1,064,880
NC Charlotte
	Certificates of Participation,
	Series 2003 A,
	5.000% 06/01/28	11,890,000	12,287,601
NC Iredell County
	Certificates of Participation,
	Series 2008,
	Insured: AGMC
	5.250% 06/01/17	1,710,000	1,965,457

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
SC Berkeley County School District
	Series 2003,
	5.250% 12/01/18	1,000,000	1,050,630
SC Charleston Educational Excellence Financing Corp.
	Charleston County School District,
	Series 2005,
	5.250% 12/01/24	10,000,000	10,486,400
SC Dorchester County School District No. 2
	Series 2004,
	5.250% 12/01/17	2,000,000	2,153,720
SC Greenville County School District
	Series 2005,
	5.500% 12/01/18	5,000,000	5,694,000
SC Newberry Investing in Children’s Education
	Series 2005,
	5.250% 12/01/19	1,500,000	1,523,235
Local Appropriated Total			58,355,563
Local General Obligations — 10.6%
AK Anchorage
	Series 2004 B,
	Insured: AMBAC
	5.250% 12/01/15	5,000,000	5,802,350
AZ Maricopa County Unified High School District No. 210
	Series 2003,
	Insured: NPFGC
	5.000% 07/01/15	6,300,000	7,176,141
AZ Tucson
	Series 1998,
	5.500% 07/01/18	4,760,000	5,570,580
CA Los Angeles Unified School District
	Series 2007 A-1,
	Insured: AGMC
	4.500% 07/01/24	4,000,000	4,009,880
	Series 2007,
	Insured: AGMC
	5.000% 07/01/20	6,230,000	6,698,932
CA Manteca Unified School District
	Series 2006,
	Insured: NPFGC
	(f) 08/01/24	5,000,000	2,025,100
CA Monrovia Unified School District
	Series 2005,
	Insured: NPFGC
	5.250% 08/01/21	5,600,000	6,190,352
CA Oakland Unified School District
	Series 2009,
	6.125% 08/01/29	8,000,000	8,396,480

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA San Mateo County Community College
	Series 2006 A,
	Insured: NPFGC
	(f) 09/01/20	9,310,000	5,745,853
CA Union Elementary School District
	Series 1999 A,
	Insured: NPFGC
	(f) 09/01/20	1,000,000	605,160
CA West Contra Costa Unified School District
	Series 2005,
	Insured: NPFGC
	(f) 08/01/20	7,285,000	4,050,970
CO Adams County School District No. 12
	Series 1995 A,
	Insured: NPFGC
	(f) 12/15/12	1,300,000	1,251,848
CO Jefferson County School District R-001
	Series 1997 1,
	Insured: NPFGC
	6.500% 12/15/11	10,000,000	11,067,100
FL Reedy Creek Improvement District
	Series 2004 A,
	Insured: NPFGC
	5.000% 06/01/17	1,000,000	1,042,940
IL Chicago Board of Education
	Series 1996,
	Insured: NPFGC
	6.250% 12/01/12	2,100,000	2,373,420
	Series 2005 A,
	Insured: AMBAC
	5.500% 12/01/22	5,000,000	5,535,850
IL Chicago
	Series 1999,
	Insured: FGIC
	5.250% 01/01/18	7,540,000	8,585,647
	Series 2004 A,
	Insured: AGMC
	5.250% 01/01/17	1,000,000	1,109,620
IL Kendall & Kane Counties Community Unit School District No. 115
	Series 2002,
	Insured: NPFGC
	(f) 01/01/17	3,050,000	2,312,358
KS Leavenworth County Unified School District No. 464
	Series 2005 A,
	Insured: NPFGC
	5.000% 09/01/19	1,030,000	1,091,676

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MI Detroit City School District
	Series 2002 A,
	Insured: FGIC
	6.000% 05/01/19	2,000,000	2,208,480
	Series 2003 B,
	Insured: FGIC
	5.250% 05/01/14	6,335,000	6,785,482
MN Elk River Independent School District No. 728
	Series 2001 A,
	Insured: NPFGC
	5.000% 02/01/17	2,000,000	2,079,900
ND West Fargo Public School District No. 6
	Series 2002,
	Insured: NPFGC
	5.250% 05/01/17	3,600,000	3,797,064
NH Manchester
	Series 2004,
	Insured: NPFGC
	5.500% 06/01/19	4,450,000	5,363,362
NV Clark County
	Series 2009,
	5.000% 12/01/28	10,740,000	11,076,269
NY New York City
	Series 2002 D,
	5.625% 06/01/14	2,500,000	2,703,500
	Series 2002 G,
	Insured: NPFGC
	5.625% 08/01/13	2,500,000	2,735,950
	Series 2005 D,
	5.000% 08/01/13	4,000,000	4,476,360
	Series 2005,
	5.000% 08/01/20	10,000,000	10,697,100
	Series 2007 D-1,
	5.000% 12/01/21	5,900,000	6,367,516
	Series 2008 B-1,
	5.250% 09/01/22	7,200,000	7,907,256
OH Cleveland
	Series 2005,
	Insured: AMBAC
	5.500% 10/01/16	7,710,000	8,991,556
OH Marion City School District
	Series 2000,
	Insured: AGMC
	6.500% 12/01/14	500,000	610,395
OH Mason City School District
	Series 2005,
	Insured: NPFGC
	5.250% 12/01/19	2,250,000	2,611,237
OR Yamhill County School District No. 29J Newberg
	Series 2005,
	Insured: FGIC
	5.500% 06/15/17	2,500,000	2,916,925

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PA Westmoreland County
	Series 1997,
	Insured: NPFGC
	(f) 12/01/18	1,000,000	675,560
TN Blount County Public Building Authority
	Local Government Public Improvement,
	Series 2004 B-5-A,
	Insured: FGIC
	5.000% 06/01/16	1,075,000	1,072,044
TN Chattanooga
	Series 2005 A,
	Insured: AGMC
	5.000% 09/01/14	4,150,000	4,802,919
TN Hamilton County
	Series 1998 B,
	5.100% 08/01/24	500,000	580,475
TN Kingsport
	Series 2004,
	Insured: AMBAC
	5.000% 03/01/14	1,000,000	1,119,580
TN Lawrenceburg Public Building Authority
	Series 2001 B,
	Insured: AGMC
	5.500% 07/01/16	1,330,000	1,414,508
TN Overton County
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/16	1,000,000	1,095,300
TX Aldine Independent School District
	Series 2005,
	Guarantor: PSFG
	5.250% 02/15/15	1,655,000	1,881,603
TX Barbers Hill Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/22	1,030,000	1,107,559
TX Brownsville Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 08/15/15	1,000,000	1,159,140
TX Brownwood Independent School District
	Series 2005,
	Insured: NPFGC
	5.250% 02/15/17	1,310,000	1,424,049
TX Conroe Independent School District
	Series 2005 C,
	Guarantor: PSFG
	5.000% 02/15/19	1,650,000	1,806,932

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX Corpus Christi
	Series 2002,
	Insured: AGMC
	5.500% 09/01/15	1,655,000	1,824,820
TX Dickinson Independent School District
	Series 2006,
	Guarantor: PSFG
	5.000% 02/15/20	2,405,000	2,658,415
TX Duncanville Independent School District
	Series 2005,
	Guarantor: PSFG
	(f) 02/15/22	2,000,000	1,219,480
TX El Paso
	Series 2005,
	Insured: FGIC
	5.250% 08/15/14	2,000,000	2,256,220
TX Fort Bend Independent School District
	Series 2000,
	Guarantor: PSFG
	5.250% 08/15/19	1,000,000	1,021,980
TX Harris County Flood Control District
	Series 2006,
	4.750% 10/01/29	12,700,000	13,072,237
TX Harris County
	Series 1997,
	5.125% 08/15/24	13,500,000	15,648,525
TX Houston Independent School District
	Series 2007,
	Guarantor: PSFG
	4.500% 02/15/25	5,000,000	5,173,500
TX Houston
	Series 2005 D,
	Insured: AMBAC
	5.000% 03/01/17	1,000,000	1,114,800
	Series 2005 E,
	Insured: AMBAC
	5.000% 03/01/20	2,525,000	2,704,654
TX Irving
	Series 2005 A,
	5.000% 11/15/18	2,000,000	2,224,820
TX Katy Independent School District
	Series 1992,
	Guarantor: PSFG
	(f) 08/15/11	1,775,000	1,754,765
TX La Joya Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/20	1,000,000	1,091,550
TX La Marque Independent School District
	Series 2003,
	Guarantor: PSFG
	5.000% 02/15/21	1,740,000	1,901,942

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
TX Laredo
	Series 2005,
	Insured: AMBAC
	5.000% 08/15/20	1,065,000	1,136,344
TX San Antonio Independent School District
	Series 2001 B,
	Guarantor: PSFG
	(f) 08/15/11	3,500,000	3,460,100
TX San Benito Consolidated Independent School District
	Series 2005,
	Guarantor: PSFG
	5.000% 02/15/16	2,260,000	2,559,405
TX Sherman Independent School District
	Series 2005 A,
	Guarantor: PSFG
	5.000% 02/15/16	1,000,000	1,132,480
TX Webb County
	Series 2005,
	Insured: AMBAC
	5.000% 02/01/17	1,600,000	1,742,032
TX West University Place
	Series 2002,
	5.500% 02/01/15	1,440,000	1,558,771
TX White Settlement Independent School District
	Series 2003,
	Guarantor: PSFG
	5.375% 08/15/19	1,910,000	2,122,430
TX Williamson County
	Series 2005,
	Insured: NPFGC
	5.000% 02/15/16	1,985,000	2,214,109
WA Clark County School District No. 37
	Series 2001 C,
	Insured: FGIC
	(f) 12/01/16	1,000,000	814,000
WI Milwaukee County
	Series 2001 A,
	5.000% 10/01/13	2,500,000	2,671,000
Local General Obligations Total			263,188,657
Special Non-Property Tax — 10.5%
CA Economic Recovery
	Series 2004 A,
	Insured: NPFGC
	5.000% 07/01/15	5,000,000	5,522,350
	Series 2009 A,
	5.000% 07/01/20	12,500,000	13,483,125

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
CA Los Angeles County Metropolitan Transportation Authority
	Series 2003 A,
	Insured: AGMC:
	5.000% 07/01/17	6,280,000	6,886,962
	5.000% 07/01/18	7,700,000	8,337,329
CO Department of Transportation
	Series 2002 B,
	Insured: NPFGC:
	5.500% 06/15/14	3,000,000	3,501,570
	5.500% 06/15/15	1,000,000	1,175,800
FL Broward County Professional Sports Facilities
	Series 2006 A,
	Insured: AMBAC
	5.000% 09/01/18	2,500,000	2,633,550
FL Division Bond Finance Department
	Series 1998,
	Insured: AGMC
	6.000% 07/01/13	10,000,000	11,477,500
FL Hillsborough County Industrial Development Authority
	Series 2002 B,
	Insured: AMBAC
	5.500% 09/01/15	2,335,000	2,574,594
FL Hurricane Catastrophe Fund Finance Corp.
	Series 2008 A,
	5.000% 07/01/14	15,000,000	16,484,550
FL Jacksonville Guaranteed Entitlement Improvement
	Series 2002,
	Insured: FGIC:
	5.375% 10/01/18	3,450,000	3,727,311
	5.375% 10/01/19	3,720,000	3,993,866
FL Jacksonville Sales Tax
	Series 2001,
	Insured: FGIC
	5.500% 10/01/12	2,000,000	2,220,700
	Series 2002,
	Insured: FGIC
	5.375% 10/01/18	1,000,000	1,084,230
	Series 2003,
	Insured: NPFGC
	5.250% 10/01/19	1,080,000	1,138,752
FL Miami-Dade County Transit Sales Tax
	Series 2006,
	Insured: SYNC
	5.000% 07/01/19	5,040,000	5,321,333
FL Osceola County Tourist Development Tax
	Series 2002 A,
	Insured: FGIC
	5.500% 10/01/14	1,555,000	1,684,329

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
FL Palm Beach County Public Improvement
	Series 2004,
	5.000% 08/01/17	1,000,000	1,107,860
FL Tampa Sports Authority
	Series 1995,
	Insured: NPFGC:
	5.750% 10/01/15	2,500,000	2,654,775
	5.750% 10/01/20	1,000,000	1,075,080
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(f) 12/15/17	2,540,000	1,915,693
IL State
	Series 2002,
	Insured: FGIC
	5.500% 06/15/15	1,000,000	1,139,520
KS Wyandotte County Unified Government
	Series 2005 B:
	4.750% 12/01/16	1,020,000	1,050,325
	5.000% 12/01/20	7,500,000	7,571,325
MA State
	Series 2005 A,
	Insured: AGMC
	5.500% 06/01/16	13,615,000	15,941,259
MD Department of Transportation
	Series 2002,
	5.500% 02/01/15	3,750,000	4,426,275
MI Trunk Line
	Series 1998 A,
	5.500% 11/01/16	2,000,000	2,300,440
	Series 2005,
	Insured: AGMC
	5.250% 11/01/17	5,050,000	5,719,074
NJ Economic Development Authority
	Series 2004:
	5.375% 06/15/15	4,000,000	4,101,920
	5.500% 06/15/16	5,500,000	5,643,110
NM Bernalillo County
	Series 1998,
	5.250% 04/01/27	3,000,000	3,453,390
NM Dona Ana County
	Series 1998,
	Insured: AMBAC
	5.500% 06/01/16	750,000	773,348
NV Sparks Tourism Improvement District No. 1
	Series 2008 A,
	6.500% 06/15/20 (h)	5,000,000	4,792,500

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC:
	5.250% 11/15/16	3,000,000	3,439,380
	5.250% 11/15/17	4,000,000	4,590,960
NY Nassau County Interim Finance Authority
	Series 2003 B,
	Insured: AMBAC
	5.000% 11/15/14	5,720,000	6,446,612
NY New York City Transitional Finance Authority
	Series 1998 A,
	5.500% 11/15/16	1,330,000	1,469,557
	Series 2002 A,
	5.500% 11/01/26 (14.000% 11/01/11) (i)	12,300,000	13,247,838
	Series 2004 C,
	5.250% 02/01/18	3,500,000	3,867,325
	Series 2007 C-1,
	5.000% 11/01/20	10,300,000	11,465,136
	Series 2009 A,
	5.000% 05/01/27	10,430,000	11,237,908
NY Urban Development Corp.
	Series 2004 A,
	Insured: NPFGC
	5.500% 03/15/20	29,450,000	34,848,774
PA Pittsburgh & Allegheny County
	Series 1999,
	Insured: AMBAC
	5.250% 02/01/12	500,000	506,035
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 L,
	Insured: CIFG
	5.250% 07/01/18	2,000,000	2,195,200
TX Corpus Christi Business & Job Development Corp.
	Series 2002,
	Insured: AMBAC:
	5.500% 09/01/14	2,065,000	2,307,204
	5.500% 09/01/18	1,250,000	1,362,812
TX Harris County
	Series 2004 B,
	Insured: AGMC
	5.000% 08/15/32 (08/15/12) (b)(c)	2,000,000	2,174,260
TX Houston Hotel Occupancy
	Series 2001 B,
	Insured: AMBAC:
	(f) 09/01/17	2,000,000	1,429,240
	5.250% 09/01/19	1,195,000	1,216,570
	5.250% 09/01/20	1,265,000	1,285,215

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
VA Peninsula Town Center Community Development Authority
	Series 2007,
	6.250% 09/01/24	2,375,000	2,259,409
Special Non-Property Tax Total			260,263,180
Special Property Tax — 1.5%
CT Harbor Point Infrastructure Improvement District
	Series 2010 A,
	7.000% 04/01/22 (j)	7,430,000	7,410,979
FL Ave Maria Stewardship Community Development District
	Series 2006,
	4.800% 11/01/12	1,000,000	849,640
FL Oakmont Grove Community Development District
	Series 2007 B,
	5.250% 05/01/12 (a)	2,000,000	801,080
FL Parker Road Community Development District
	Series 2007 B,
	5.350% 05/01/15	2,000,000	1,241,440
FL Six Mile Creek Community Development District
	Series 2007:
	5.500% 05/01/17	1,865,000	845,442
	5.650% 05/01/22	3,000,000	1,295,910
FL Sweetwater Creek Community Development District
	Series 2007 B-1,
	5.300% 05/01/17	4,445,000	2,913,475
	Series 2007 B-2,
	5.125% 05/01/13	2,625,000	1,773,870
FL Tolomato Community Development District
	Series 2007,
	6.450% 05/01/23	7,500,000	6,311,475
FL Viera East Community Development District
	Series 2006,
	Insured: NPFGC
	5.750% 05/01/19	1,910,000	2,082,473
FL Waterset North Community Development District
	Series 2007 B,
	6.550% 11/01/15	10,000,000	6,192,800
FL West Palm Beach Community Redevelopment
	Series 2005 A,
	5.000% 03/01/25	980,000	943,760

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MO Fenton
	Tax Increment Revenue,
	Series 2006,
	4.500% 04/01/21	1,095,000	1,072,344
NV Las Vegas Redevelopment Agency
	Sub Lien-Fremont Street,
	Series 2003 A,
	5.000% 06/15/13	3,685,000	3,913,839
Special Property Tax Total			37,648,527
State Appropriated — 8.9%
AL Public School & College Authority
	Series 2009 A,
	5.000% 05/01/19	10,000,000	11,051,700
AZ School Facilities Board
	Series 2008,
	5.500% 09/01/15	7,500,000	8,490,975
AZ State
	Series 2010 A,
	Insured: AGO
	5.000% 10/01/18	5,000,000	5,442,200
CA Public Works Board
	Department of Mental Health, Coalinga State Hospital,
	Series 2004 A,
	5.500% 06/01/19	2,000,000	2,037,560
	Series 2003 C,
	5.500% 06/01/18	1,500,000	1,539,645
	Series 2006 F,
	Insured: FGIC
	5.250% 11/01/18	4,000,000	4,143,640
CA Statewide Communities Development Authority
	Series 2009,
	5.000% 06/15/13	12,500,000	13,363,375
FL Department Management Services Division
	Series 2003 A,
	Insured: AGMC
	5.250% 09/01/15	1,515,000	1,720,267
	Series 2005 A,
	Insured: AMBAC
	5.000% 09/01/21	3,000,000	3,202,380
MI Building Authority
	Series 2003,
	Insured: AGMC
	5.250% 10/15/14	10,000,000	10,901,700
NJ Economic Development Authority
	Series 2005 K,
	Insured: AMBAC
	5.500% 12/15/19	2,500,000	2,832,650

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	6,725,000	7,619,559
NJ Transportation Trust Fund Authority
	Series 2001 C,
	Insured: AGMC
	5.500% 12/15/18	2,000,000	2,302,400
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	3,260,000	3,755,227
	Series 2006 A,
	Insured: AGMC:
	5.250% 12/15/22	4,000,000	4,439,560
	5.500% 12/15/21	4,700,000	5,332,573
NY Dormitory Authority
	Series 1993 A:
	5.250% 05/15/15	5,850,000	6,529,653
	Insured: AGMC
	5.250% 05/15/15	4,000,000	4,464,720
	Series 1993 B,
	Insured: AGMC
	5.250% 05/15/11	10,000,000	10,602,500
	Series 1995 A:
	Insured: AGMC
	5.625% 07/01/16	500,000	553,095
	Insured: AMBAC
	5.625% 07/01/16	1,250,000	1,390,388
	Insured: FGIC
	5.625% 07/01/16	5,000,000	5,517,850
	Series 2005 A:
	Insured: AMBAC
	5.250% 05/15/18	6,000,000	6,642,900
	Insured: FGIC:
	5.500% 05/15/17	10,000,000	11,460,700
	5.500% 05/15/22	6,730,000	7,521,111
	Series 2009 A,
	5.000% 07/01/24	3,500,000	3,727,115
NY Tollway Authority
	Series 2002,
	5.500% 04/01/13	4,510,000	4,907,737
NY Urban Development Corp.
	Series 2008 B:
	5.000% 01/01/19	4,000,000	4,397,520
	5.000% 01/01/20	10,460,000	11,372,844
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A:
	Insured: AMBAC
	5.250% 08/01/30 (02/01/12) (b)(c)	4,240,000	4,324,334
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (b)(c)	4,175,000	4,297,578

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
UT Building Ownership Authority
	Series 1998,
	Insured: AGMC
	5.500% 05/15/14	5,000,000	5,785,100
VA Public School Authority
	Series 2005 B,
	5.250% 08/01/16	13,995,000	16,458,820
	Series 2005,
	5.000% 08/01/16	6,285,000	7,151,199
WI State
	Series 2009 A,
	5.125% 05/01/23	14,000,000	15,165,780
State Appropriated Total			220,446,355
State General Obligations — 11.9%
CA State
	Series 2002,
	Insured: AMBAC
	6.000% 02/01/18	5,000,000	5,651,850
	Series 2003,
	5.250% 11/01/18	1,000,000	1,053,680
	Series 2004,
	5.000% 02/01/20	750,000	778,463
	Series 2007,
	4.500% 08/01/26	11,500,000	10,479,605
	Series 2009,
	5.250% 10/01/22	25,000,000	25,992,000
FL Board of Education
	Series 2005 B,
	5.000% 01/01/14	17,395,000	19,712,536
	Series 2005 C,
	5.000% 06/01/13	11,830,000	13,283,079
FL Department of Transportation
	Series 2002,
	5.250% 07/01/13	7,290,000	8,057,929
FL State
	Series 2004 A,
	5.000% 07/01/30	1,000,000	1,034,480
HI State
	Series 2002 CY,
	Insured: AGMC
	5.500% 02/01/12	10,000,000	10,937,600
	Series 2008 DK,
	5.000% 05/01/22	10,750,000	11,905,087
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	5,750,000	7,045,072
MA State
	Series 1998 C,
	5.250% 08/01/17	1,775,000	2,085,785

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	6,500,000	7,736,105
	Series 2003 D,
	5.500% 10/01/17	5,000,000	5,963,350
	Series 2004 C,
	Insured: AGMC
	5.500% 12/01/16	10,000,000	11,887,200
	Series 2006,
	5.000% 11/01/25	18,000,000	20,496,060
	Series 2007 A,
	0.738% 11/01/25 (02/01/10) (b)(c)	10,000,000	8,362,500
MI State
	Series 2001,
	5.500% 12/01/15	1,250,000	1,436,537
MS State
	Series 2002 A,
	5.500% 12/01/14	3,000,000	3,531,300
OH State
	Series 2009 C,
	5.000% 09/15/17	20,000,000	23,100,600
PA State
	Series 2002,
	5.500% 02/01/15	3,000,000	3,531,570
	Series 2004:
	Insured: AGMC
	5.375% 07/01/18	12,000,000	14,214,840
	Insured: NPFGC
	5.375% 07/01/16	10,000,000	11,806,300
	Series 2005,
	5.000% 01/01/15	5,500,000	6,347,880
PR Commonwealth of Puerto Rico
	Series 1997,
	Insured: NPFGC
	6.500% 07/01/15	4,190,000	4,674,532
	Series 2001 A,
	5.500% 07/01/13	6,395,000	6,918,942
	Series 2006 B,
	5.250% 07/01/16	5,000,000	5,211,200
TX State
	Series 2008,
	5.000% 04/01/19	11,935,000	13,577,137
WA State
	Series 2002,
	Insured: NPFGC
	5.000% 01/01/18	10,000,000	10,660,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2009,
	5.000% 08/01/26	18,270,000	19,944,445
State General Obligations Total			297,418,264
TAX-BACKED TOTAL			1,137,320,546
TRANSPORTATION — 8.2%
Air Transportation — 0.1%
TN Memphis Shelby County Airport Authority
	FedEx Corp.,
	Series 1997,
	5.350% 09/01/12	3,530,000	3,639,112
Air Transportation Total			3,639,112
Airports — 2.2%
DC Metropolitan WA Airports Authority
	Series 2009 C,
	5.250% 10/01/25	8,920,000	9,661,787
FL Greater Orlando Aviation Authority
	Series 2003 A,
	Insured: AGMC
	5.000% 10/01/13	1,500,000	1,680,585
FL Miami-Dade County
	Series 2010 A1,
	5.500% 10/01/25	6,000,000	6,306,180
IL Chicago O’Hare International Airport
	Series 2005,
	Insured: NPFGC
	5.250% 01/01/17	10,000,000	11,047,900
MA Port Authority
	Series 2007 D,
	Insured: AGMC
	5.000% 07/01/17	8,000,000	8,959,040
MO St. Louis Airport Revenue
	Series 2007,
	Insured: AGMC
	5.000% 07/01/21	12,150,000	12,657,749
TX Houston Airport Systems
	Sub-Lien,
	Series 2002,
	Insured: AGMC
	5.000% 07/01/27	5,000,000	5,061,150
Airports Total			55,374,391
Toll Facilities — 4.7%
CA San Joaquin Hills Transportation Corridor Agency
	Series 1997 A,
	Insured: NPFGC
	(f) 01/15/12	7,600,000	6,762,252
CO E-470 Public Highway Authority
	Series 1997 B,
	Insured: NPFGC
	(f) 09/01/12	10,000,000	9,063,600

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
	Series 2000,
	Insured: NPFGC
	(f) 09/01/18	1,500,000	915,120
DC Metropolitan WA Airports Authority
	Series 2009,
	Insured: AGO:
	(f) 10/01/24	20,980,000	9,160,917
	(f) 10/01/25	7,500,000	3,056,625
	(f) 10/01/26	5,000,000	1,893,400
GA Road & Tollway Authority
	Series 2009 A,
	5.000% 06/01/19	10,000,000	11,324,500
IL Toll Highway Authority
	Series 2006 A-1,
	Insured: AGMC
	5.000% 01/01/18	2,000,000	2,212,340
KS Turnpike Authority
	Series 2002,
	Insured: AGMC:
	5.250% 09/01/15	1,855,000	2,176,434
	5.250% 09/01/16	1,230,000	1,447,599
NY Thruway Authority
	Second General Highway & Bridge Trust Fund:
	Series 2003 A,
	Insured: NPFGC
	5.250% 04/01/12	2,145,000	2,341,825
	Series 2005 B,
	Insured: AMBAC
	5.500% 04/01/20	10,840,000	12,669,359
	Series 2007 B,
	5.000% 04/01/19	5,000,000	5,506,950
NY Triborough Bridge & Tunnel Authority
	Series 2008 B-1,
	5.000% 11/15/25 (11/15/13) (b)(c)	5,000,000	5,544,350
	Series 2008 D,
	5.000% 11/15/22	10,000,000	10,976,500
OH Turnpike Commission
	Series 1998 A,
	Insured: FGIC
	5.500% 02/15/21	2,000,000	2,344,940
TX Harris County
	Series 2001,
	5.000% 10/01/12	4,250,000	4,540,700
TX North Tollway Authority
	First Tier:
	Series 2008 A,
	6.000% 01/01/22	14,000,000	15,259,300
	Series 2008 E-3,
	5.750% 01/01/38 (b)	8,650,000	9,712,134
Toll Facilities Total			116,908,845

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 1.2%
FL Osceola County Transportation
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/18	1,000,000	1,038,920
IL Chicago Transit Authority
	Series 2008 A,
	5.000% 06/01/16	2,500,000	2,743,900
IN Transportation Finance Authority
	Series 2000,
	5.750% 12/01/14	2,485,000	2,589,320
KS Department of Transportation
	Series 2004 A,
	5.500% 03/01/18	11,775,000	14,072,067
NY Metropolitan Transportation Authority
	Series 2007 A,
	Insured: AGMC:
	5.000% 11/15/20	5,000,000	5,382,000
	5.000% 11/15/21	3,000,000	3,211,470
Transportation Total			29,037,677
TRANSPORTATION TOTAL			204,960,025
UTILITIES — 16.5%
Independent Power Producers — 0.3%
CA Sacramento Power Authority
	Series 2005,
	Insured: AMBAC
	5.250% 07/01/14	6,680,000	7,143,592
Independent Power Producers Total			7,143,592
Investor Owned — 2.6%
AR Independence County
	Entergy Mississippi, Inc.,
	Series 1999,
	Insured: AMBAC
	4.900% 07/01/22	4,600,000	4,667,712
AZ Maricopa County Pollution Control Corp.
	Arizona Public Service Co,
	Series 2009 D,
	6.000% 05/01/29 (05/01/14) (b)(c)	10,000,000	10,508,700
CO Adams County Pollution Control
	Public Service Co.,
	Series 2005 A,
	Insured: NPFGC
	4.375% 09/01/17	11,550,000	11,328,933
FL Hillsborough County Industrial Development Authority
	Tampa Electric Co.,
	Series 2007 B,
	5.150% 09/01/25 (b)	2,000,000	2,151,580

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
IN Finance Authority
	Indianapolis Power & Light Co,
	Series 2009 B,
	4.900% 01/01/16	11,000,000	11,582,340
NH Business Finance Authority
	Series 2001 C,
	Insured: NPFGC
	5.450% 05/01/21	1,500,000	1,541,685
TX Brazos River Authority
	TXU Energy Co., LLC:
	Series 2001 C, AMT,
	5.750% 05/01/36 (11/01/11) (b)(c)	3,000,000	2,810,310
	Series 2003 D,
	5.400% 10/01/29 (b)	6,100,000	4,990,715
TX Sabine River Authority
	TXU Energy Co., LLC,
	Series 2001 A,
	5.500% 05/01/22 (11/01/11) (b)(c)	9,265,000	8,711,231
WV Economic Development Authority
	Pollution Control Revenue,
	Appalachian Power,
	Series 2008 C,
	4.850% 05/01/19 (09/04/13) (b)(c)	6,500,000	6,862,180
Investor Owned Total			65,155,386
Joint Power Authority — 3.4%
FL Municipal Power Agency
	Series 2002,
	Insured: AMBAC
	5.500% 10/01/21	1,850,000	1,981,664
GA Municipal Electric Authority
	Series 1998 Y,
	Insured: AMBAC
	6.400% 01/01/13	4,205,000	4,583,282
	Series 2010 B,
	5.000% 01/01/20	10,000,000	11,001,300
MI Public Power Agency
	Series 2002 A,
	Insured: NPFGC
	5.250% 01/01/16	1,000,000	1,117,780
NC Eastern Municipal Power Agency
	Series 2008 A,
	Insured: AGO
	5.250% 01/01/19	5,415,000	5,893,524
	Series 2009 B,
	5.000% 01/01/26	20,000,000	20,579,400
TX Sam Rayburn Municipal Power Agency
	Series 2002:
	5.500% 10/01/11	8,355,000	8,795,058
	6.000% 10/01/16	3,000,000	3,148,110
UT Intermountain Power Agency
	Series 2007,
	5.000% 07/01/17	15,000,000	16,807,650

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
WA Energy Northwest Electric
	Series 2002 A,
	Insured: NPFGC
	5.500% 07/01/16	4,675,000	5,122,818
WI Sheboygan Pollution Control
	Wisconsin Power,
	Series 2008,
	Insured: FGIC
	5.000% 09/01/15	5,000,000	5,535,300
Joint Power Authority Total			84,565,886
Municipal Electric — 3.6%
CA Department of Water Resources
	Series 2002 A:
	6.000% 05/01/13	2,000,000	2,242,820
	Insured: AMBAC
	5.500% 05/01/14	6,000,000	6,606,120
	Series 2008 H,
	5.000% 05/01/21	12,500,000	13,671,375
CA Los Angeles Department of Water & Power
	Series 2006 A,
	Insured: NPFGC
	5.000% 07/01/13	10,000,000	11,216,600
FL JEA St. John’s River Power Park Systems
	Series 1997,
	Insured: NPFGC
	5.000% 10/01/19	1,000,000	1,077,840
FL Kissimmee Utilities Authority Electrical System
	Series 2003,
	Insured: AGMC
	5.250% 10/01/15	2,235,000	2,453,426
FL Orlando Utilities Commission Utility Systems
	Series 2005 B,
	5.000% 10/01/24	3,000,000	3,149,970
OH American Municipal Power, Inc.
	Series 2008:
	5.250% 02/15/20	4,060,000	4,469,126
	5.250% 02/15/22	4,810,000	5,219,668
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	3,000,000	3,273,360
	Series 2002 KK,
	Insured: AGMC
	5.500% 07/01/15	10,000,000	11,210,300
TN Metropolitan Government Nashville & Davidson County
	Series 1998 B,
	5.500% 05/15/13	3,000,000	3,408,330

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
TX Austin
	Series 2002 A,
	Insured: AMBAC
	5.500% 11/15/13	2,000,000	2,267,740
	Series 2002,
	Insured: AGMC
	5.500% 11/15/12	2,410,000	2,690,235
	Subordinated Lien,
	Series 1998,
	Insured: NPFGC
	5.250% 05/15/18	1,100,000	1,227,006
TX San Antonio Electric & Gas
	Series 2002,
	5.375% 02/01/14	2,500,000	2,884,000
	Series 2005,
	5.000% 02/01/18	10,000,000	10,994,000
Municipal Electric Total			88,061,916
Water & Sewer — 6.6%
CA Citrus Heights Water District
	Series 2000,
	Insured: FGIC
	5.250% 10/01/20	1,800,000	1,814,634
CA Fresno Sewer Revenue
	Series 1993 A-1,
	Insured: AMBAC
	5.250% 09/01/19	5,000,000	5,553,250
CA Pico Rivera Water Authority
	Series 1999 A,
	Insured: NPFGC
	5.500% 05/01/29	3,000,000	3,355,560
FL Brevard County Utilities
	Series 2002,
	Insured: FGIC
	5.250% 03/01/14	2,000,000	2,159,400
FL Cocoa Water & Sewer
	Series 2003,
	Insured: AMBAC
	5.500% 10/01/19	1,000,000	1,116,050
FL Governmental Utility Authority
	Series 2003,
	Insured: AMBAC
	5.000% 10/01/17	1,180,000	1,237,041
FL Hollywood Water & Sewer
	Series 2003,
	Insured: AGMC
	5.000% 10/01/17	1,070,000	1,137,785
FL Miami-Dade County Florida Water & Sewer
	Series 2008 B,
	Insured: AGMC
	5.250% 10/01/21	20,000,000	22,115,400

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
FL Miami-Dade County Stormwater
	Series 2004,
	Insured: NPFGC
	5.000% 04/01/24	2,445,000	2,502,971
FL Municipal Loan Council
	Series 2002 B,
	Insured: NPFGC
	5.375% 08/01/16	1,485,000	1,614,225
FL Tallahassee Consolidated Utility System
	Series 2001,
	Insured: FGIC:
	5.500% 10/01/14	1,330,000	1,530,524
	5.500% 10/01/17	1,900,000	2,189,959
	5.500% 10/01/18	1,000,000	1,147,060
FL Tampa Bay Water Utility Systems
	Series 2005,
	Insured: FGIC
	5.500% 10/01/19	1,500,000	1,742,685
GA Atlanta Water & Wastewater
	Series 1999 A,
	Insured: FGIC
	5.500% 11/01/18	15,305,000	16,505,830
KY Louisville & Jefferson County Metropolitan Sewer District
	Series 2009:
	5.000% 05/15/21	7,445,000	8,090,035
	5.000% 05/15/22	7,825,000	8,437,072
MA Water Resource Authority
	Series 1998 B,
	Insured: AGMC
	5.500% 08/01/15	1,000,000	1,178,460
MI Sewage Disposal Revenue
	Series 2003 A,
	Insured: AGMC
	5.000% 07/01/14	2,820,000	2,992,640
NY Municipal Water Finance Authority
	Series 2002,
	Insured: AGMC
	5.375% 06/15/16	10,000,000	10,913,900
	Series 2009 EE,
	5.000% 06/15/17	10,000,000	11,406,200
NY New York City Municipal Water Finance Authority
	Series 2000 B,
	5.125% 06/15/31	7,000,000	7,070,490
OH Hamilton County Sewer System
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/15	5,535,000	6,363,257

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
PA Allegheny County
	Series 2005 A,
	Insured: NPFGC
	5.000% 12/01/17	265,000	276,029
TX Colorado River Municipal Water
	Series 2003,
	Insured: AMBAC
	5.000% 01/01/12	4,030,000	4,309,722
TX Corpus Christi
	Series 2005 A,
	Insured: AMBAC
	5.000% 07/15/19	2,000,000	2,145,040
TX Dallas Waterworks & Sewer Systems
	Series 2003,
	Insured: AGMC
	5.375% 10/01/12	10,000,000	11,181,600
TX Houston Utility System
	Series 2004 A,
	Insured: FGIC
	5.250% 05/15/24	5,000,000	5,256,750
TX Houston Water & Sewer System
	Junior Lien,
	Series 2001 A,
	Insured: AGMC
	5.500% 12/01/17	4,720,000	5,085,800
	Series 1991 C,
	Insured: AMBAC
	(f) 12/01/11	4,000,000	3,911,520
TX McKinney
	Series 2005,
	Insured: FGIC
	5.250% 08/15/17	1,125,000	1,254,735
TX North Harris County Regional Water Authority
	Series 2008,
	5.250% 12/15/20	4,415,000	4,887,052
TX Nueces River Authority
	Series 2005,
	Insured: AGMC
	5.000% 07/15/15	1,000,000	1,124,640
TX San Antonio
	Series 2005,
	Insured: NPFGC
	5.000% 05/15/14	1,000,000	1,135,060
TX Trinity River Authority
	Series 2005,
	Insured: NPFGC:
	5.000% 02/01/17	1,000,000	1,100,640

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	5.000% 02/01/18	1,000,000	1,085,840
Water & Sewer Total			164,928,856
UTILITIES TOTAL			409,855,636

	Total Municipal Bonds (cost of $2,385,528,107)		2,457,955,614

		Shares
Investment Companies — 0.9%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.070%) (k)(l)	12,630,239	12,630,239
	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.040%)	11,290,884	11,290,884

	Total Investment Companies (cost of $23,921,123)		23,921,123

	Total Investments — 99.6% (cost of $2,409,449,230)(m)(n)		2,481,876,737

	Other Assets & Liabilities, Net — 0.4%		8,887,640

	Net Assets — 100.0%		2,490,764,377

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at amortized cost which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine valueestimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                 Level 1 — quoted prices in active markets for identical securities

•                 Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                 Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$2,457,955,614	$—	$2,457,955,614
Total Investment Companies	23,921,123	—	—	23,921,123
Total Investments	$23,921,123	$2,457,955,614	$—	$2,481,876,737

(a)	The issuer is in default of certain debt covenants. Income is not being accrued. At January 31, 2010, the value of these securities amounted to $6,015,475, which represents 0.2% of net assets.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.

(d)

The issuer is in default of certain debt covenants.  Income is being partially accrued.  At January 31, 2010, the value of this security amounted to $862,002, which represents less than 0.1% of net assets.

(e)			The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(f)			Zero coupon bond.
(g)			Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(h)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, these securities, which are not illiquid except for the following, amounted to $10,709,445, which represents 0.4% of net assets

Security	Acquisition Date	Par	Cost	Value
FL Seminole Indian Tribe Series 2007 A,
5.750% 10/01/22	09/27/07	$2,000,000	$2,062,384	$1,943,820

(i)			Step bond. Shown parenthetically is the next coupon rate to be paid and the date the fund will begin accruing at this rate.
(j)			Security purchased on a delayed delivery basis.
(k)			Investments in affiliates during the three months ended January 31, 2010: Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.070%)

Shares as of 10/31/09:			15,716,386
Shares purchased:			95,922,516
Shares sold:		(99,008,663)
Shares as of 01/31/10:			12,630,239
Net realized gain (loss):			$—
Dividend income earned:			$4,406
Value at end of period:			$12,630,239

(l)			Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by Columbia Management Advisors, LLC.
(m)			Cost for federal income tax purposes is $2,409,449,227.
(n)			Unrealized appreciation and depreciation at January 31, 2010, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized		Net Unrealized
Appreciation	Depreciation		Appreciation
$116,005,224		$(43,577,714)	$72,427,510

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
PSFG	Permanent School Fund Guarantee
SYNC	Syncora Guarantee, Inc.

INVESTMENT PORTFOLIO
January 31, 2010 (Unaudited)	Columbia Massachusetts Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.2%
EDUCATION — 17.5%
Education — 16.1%
MA College Building Authority
	Series 2004 A,
	Insured: NPFGC
	5.000% 05/01/16	530,000	574,165
MA Development Finance Agency
	Boston College,
	Series 2007 P,
	5.000% 07/01/20	3,260,000	3,567,092
	Boston University,
	Series 2009 V-2,
	2.875% 10/01/14	3,000,000	3,064,830
	Clark University,
	Series 1998,
	5.250% 07/01/16	1,445,000	1,454,407
	Emerson College,
	Series 2006:
	5.000% 01/01/21	2,500,000	2,536,400
	5.000% 01/01/23	1,000,000	1,005,770
	Hampshire College,
	Series 2004,
	5.150% 10/01/14	200,000	206,186
	Mount Holyoke College:
	Series 2001,
	5.500% 07/01/13	1,355,000	1,448,779
	Series 2008,
	5.000% 07/01/23	1,285,000	1,390,396
	Wheelock College,
	Series 2007 C,
	5.000% 10/01/17	1,190,000	1,177,231
	Worcester Polytechnic Institute,
	Series 2007,
	Insured: NPFGC
	5.000% 09/01/22	1,710,000	1,799,518
MA Health & Educational Facilities Authority
	Boston College:
	Series 2003 N,
	5.250% 06/01/15	1,000,000	1,109,640
	Series 2008,
	5.500% 06/01/24	3,000,000	3,548,670
	Brandeis University,
	Series 1999 J,
	Insured: NPFGC
	5.000% 10/01/26	1,000,000	1,011,590
	Harvard University:
	Series 2000 Z,
	5.500% 01/15/11	1,000,000	1,050,480
	Series 2001 DD,
	5.000% 07/15/35	2,500,000	2,531,550
	Massachusetts Institute of Technology:
	Series 2002 K:
	5.250% 07/01/12	1,000,000	1,110,110

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
	5.375% 07/01/17	2,275,000	2,727,452
	5.500% 07/01/22	1,000,000	1,233,630
	Series 2004 M,
	5.250% 07/01/19	610,000	723,838
	Northeastern University,
	Series 1998 G,
	Insured: NPFGC
	5.500% 10/01/12	1,110,000	1,219,091
	Simmons College,
	Series 2008 I,
	6.750% 10/01/18	1,365,000	1,482,991
	Suffolk University,
	Series 2009 A,
	6.000% 07/01/24	2,100,000	2,235,051
	Tufts University:
	Series 2001 I,
	5.500% 02/15/36	2,000,000	2,017,900
	Series 2002 J,
	5.500% 08/15/16	1,500,000	1,761,990
	Series 2008:
	5.000% 08/15/14	1,250,000	1,427,475
	5.000% 08/15/17	1,145,000	1,308,701
	Wellesley College,
	Series 2003,
	5.000% 07/01/15	610,000	674,282
	Williams College,
	Series 2003 H,
	5.000% 07/01/16	1,740,000	1,920,316
MA Industrial Finance Agency
	Tufts University,
	Series 1998 H,
	Insured: NPFGC
	5.500% 02/15/13	1,830,000	2,062,776
MA University of Massachusetts Building Authority
	Series 2004 1,
	Insured: AMBAC
	5.250% 11/01/12	500,000	550,745
	Series 2008,
	Insured: AGMC
	5.000% 05/01/21	1,510,000	1,655,217
	Series 2009 1,
	5.000% 05/01/23	5,000,000	5,441,000
Education Total			57,029,269
Prep School — 0.2%
MA Development Finance Agency
	Milton Academy,
	Series 2003 A,
	5.000% 09/01/19	500,000	527,665
Prep School Total			527,665

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 1.2%
MA Educational Financing Authority
	Series 2009 I,
	5.125% 01/01/18	4,000,000	4,203,000
Student Loan Total			4,203,000
EDUCATION TOTAL			61,759,934
HEALTH CARE — 9.8%
Continuing Care Retirement — 0.5%
MA Development Finance Agency
	First Mortgage Orchard Cove,
	Series 2007:
	5.000% 10/01/17	1,540,000	1,365,210
	5.000% 10/01/18	515,000	448,194
Continuing Care Retirement Total			1,813,404
Hospitals — 8.9%
MA Health & Educational Facilities Authority
	Baystate Medical Center,
	Series 2002 F,
	5.750% 07/01/13	890,000	952,781
	Boston Medical Center,
	Series 1998 A,
	Insured: NPFGC
	5.250% 07/01/15	2,500,000	2,507,150
	Caregroup, Inc.:
	Series 1998 B-2,
	Insured: NPFGC
	5.375% 02/01/27	1,585,000	1,571,924
	Series 2004 D,
	Insured: NPFGC
	5.250% 07/01/22	1,000,000	1,010,810
	Series 2008 E-2,
	5.375% 07/01/19	3,000,000	3,104,580
	Milford Regional Medical Center,
	Series 2007 E:
	5.000% 07/15/17	1,050,000	1,025,094
	5.000% 07/15/22	2,500,000	2,234,150
	Partners Healthcare Systems, Inc.:
	Series 1999 B,
	5.250% 07/01/10	4,670,000	4,736,127
	Series 2001 C,
	5.750% 07/01/21	750,000	779,318
	Series 2003 E,
	5.000% 07/01/15	1,140,000	1,221,658
	Series 2005 F,
	5.000% 07/01/17	2,000,000	2,166,040
	Series 2007,
	5.000% 07/01/18	2,575,000	2,773,146
	Series 2010,
	5.000% 07/01/22	5,000,000	5,312,450
	UMass Memorial Health Care, Inc.,
	Series 1998 A,
	Insured: AMBAC
	5.250% 07/01/14	2,000,000	2,012,280
	Hospitals Total		31,407,508

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Intermediate Care Facilities — 0.4%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/20	1,355,000	1,277,751
Intermediate Care Facilities Total			1,277,751
HEALTH CARE TOTAL			34,498,663
HOUSING — 1.1%
Assisted Living/Senior — 0.5%
MA Development Finance Agency
	First Mortgage VOA Concord Assisted Living, Inc.,
	Series 2007:
	5.000% 11/01/17	810,000	720,552
	5.125% 11/01/27	1,500,000	1,146,165
Assisted Living/Senior Total			1,866,717
Single-Family — 0.6%
MA Housing Finance Agency
	Series 2009 143,
	5.000% 12/01/24	2,000,000	2,067,740
Single-Family Total			2,067,740
HOUSING TOTAL			3,934,457
OTHER — 16.5%
Other — 1.4%
MA Boston Housing Authority Capital Program
	Series 2008,
	Insured: AGMC:
	5.000% 04/01/20	2,135,000	2,348,543
	5.000% 04/01/23	1,570,000	1,690,340
MA Development Finance Agency
	Combined Jewish Philanthropies,
	Series 2002 A,
	5.250% 02/01/22	1,000,000	1,066,880
Other Total			5,105,763
Pool/Bond Bank — 4.8%
MA Water Pollution Abatement
	Series 1995 A,
	5.400% 08/01/11	10,000	10,042
	Series 1999 5,
	5.750% 08/01/16	95,000	96,382
	Series 2002,
	5.000% 08/01/11	1,000,000	1,067,570
	Series 2004 A,
	5.250% 08/01/15	3,000,000	3,515,280

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 2005 11,
	5.250% 08/01/19	4,465,000	5,265,441
	Series 2006,
	5.250% 08/01/20	3,000,000	3,558,300
	Series 2009,
	5.000% 08/01/24	3,100,000	3,459,445
Pool/Bond Bank Total			16,972,460
Refunded/Escrowed(a) — 10.3%
MA Bay Transportation Authority
	Series 2000 A,
	Pre-refunded 07/01/10,
	5.750% 07/01/18	915,000	936,503
MA College Building Authority
	Series 1999 A,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 05/01/28	4,000,000	1,820,120
MA Consolidated Loan
	Series 2001 C,
	Pre-refunded 12/01/11,
	5.375% 12/01/18	3,000,000	3,250,590
MA Development Finance Agency
	Belmont Hill School,
	Series 1998,
	Pre-refunded 09/01/11,
	5.000% 09/01/31	1,000,000	1,078,810
	Higher Education,
	Smith College,
	Series 2000,
	Pre-refunded 07/01/10:
	5.750% 07/01/23	2,000,000	2,066,180
	MA College of Pharmacy & Allied Health Sciences,
	Series 2003 C,
	Pre-refunded 07/01/13,
	6.375% 07/01/23	1,000,000	1,184,820
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	570,000	630,386
MA Health & Educational Facilities Authority
	Simmons College,
	Series 2003 F,
	Pre-refunded 10/01/13,
	Insured: FGIC:
	5.000% 10/01/15	1,015,000	1,157,465
	5.000% 10/01/17	510,000	581,584
	University of Massachusetts:
	Series 2000 A,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.875% 10/01/29	1,000,000	1,047,950
	Series 2002 C,
	Pre-refunded 10/01/12,
	Insured: NPFGC
	5.250% 10/01/13	1,475,000	1,646,100

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Port Authority
	Series 1973,
	Escrowed to Maturity,
	5.625% 07/01/12	275,000	295,950
MA Route 3 North Transit Improvement Association
	Series 2000,
	Pre-refunded 06/15/10,
	Insured: NPFGC:
	5.750% 06/15/14	2,000,000	2,042,040
	5.750% 06/15/15	2,000,000	2,042,040
MA Sandwich
	Series 2000,
	Pre-refunded 08/15/10,
	5.750% 08/15/11	1,050,000	1,092,273
MA Special Obligation
	Consolidated Loan,
	Series 2002 A,
	Pre-refunded 06/01/12,
	Insured: FGIC
	5.375% 06/01/19	1,125,000	1,237,466
MA Springfield
	Municipal Purpose Loan,
	Series 2003,
	Pre-refunded 01/15/13,
	Insured: NPFGC
	5.250% 01/15/15	1,500,000	1,685,490
MA State
	Series 2002 E,
	Pre-refunded 01/01/13,
	Insured: AGMC
	5.250% 01/01/18	4,000,000	4,471,160
	Series 2004 B,
	Pre-refunded 08/01/14,
	5.000% 08/01/22	2,000,000	2,294,920
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/13	160,000	171,654
MA University of Massachusetts Building Authority
	Series 2003 1,
	Pre-refunded 11/01/13,
	Insured: AMBAC
	5.250% 11/01/15	2,000,000	2,304,180
MA Water Pollution Abatement
	Series 1993 A,
	Escrowed to Maturity,
	5.450% 02/01/13	720,000	762,854
	Series 1995 A,
	Escrowed to Maturity,
	5.400% 08/01/11	225,000	241,490
	Series 2001 7,
	Pre-refunded 08/01/11,
	5.250% 02/01/13	250,000	267,095

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
MA Water Resources Authority
	Series 1993 C,
	Escrowed to Maturity,
	6.000% 12/01/11	835,000	887,630
	Series 2000 D,
	Escrowed to Maturity,
	Insured: NPFGC
	5.500% 08/01/10	1,000,000	1,026,540
Refunded/Escrowed Total			36,223,290
OTHER TOTAL			58,301,513
TAX-BACKED — 38.9%
Local General Obligations — 10.4%
MA Bellingham
	Series 2001,
	Insured: AMBAC
	5.250% 03/01/13	1,605,000	1,700,690
MA Boston
	Metropolitan District,
	Series 2002 A,
	5.250% 12/01/14	2,010,000	2,240,567
	Series 2002 B,
	Insured: FGIC
	5.000% 02/01/12	6,000,000	6,518,340
	Series 2004 A,
	5.000% 01/01/14	1,000,000	1,143,500
MA Brookline
	Series 2000,
	5.750% 04/01/14	1,905,000	1,941,214
MA Dudley-Charlton Regional School District
	Series 1999 A,
	Insured: NPFGC
	5.125% 06/15/14	2,305,000	2,584,666
MA Everett
	Series 2000,
	Insured: NPFGC
	6.000% 12/15/11	2,015,000	2,203,241
MA Falmouth
	Series 2002,
	5.000% 02/01/11	1,450,000	1,518,309
MA Hopedale
	Series 2004,
	Insured: AMBAC
	5.000% 11/15/17	1,000,000	1,115,800
MA Lawrence
	Series 2006,
	Insured: AGMC
	5.000% 02/01/18	1,500,000	1,706,040
MA Lowell
	Series 2002,
	Insured: AMBAC
	5.000% 02/01/13	1,215,000	1,310,499

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
MA Pioneer Valley Regional School District
	Series 2002,
	Insured: AMBAC
	5.000% 06/15/12	1,000,000	1,080,930
MA Pittsfield
	Series 2002,
	Insured: NPFGC
	5.000% 04/15/11	1,000,000	1,053,560
MA Plymouth
	Series 2000,
	Insured: NPFGC
	5.000% 10/15/18	1,725,000	1,800,676
MA Sandwich
	Series 2005,
	Insured: NPFGC
	5.000% 07/15/18	1,575,000	1,743,541
MA Springfield
	Series 2007,
	Insured: AGMC
	4.500% 08/01/21	2,000,000	2,100,840
MA Westborough
	Series 2003,
	5.000% 11/15/16	1,000,000	1,091,750
MA Westfield
	Series 2003,
	Insured: NPFGC
	5.000% 09/01/18	500,000	534,525
MA Worcester
	Series 2004 A,
	Insured: NPFGC
	5.250% 08/15/13	2,810,000	3,149,336
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: AGMC
	5.500% 07/01/17	245,000	245,355
Local General Obligations Total			36,783,379
Other — 1.5%
MA Boston Special Obligation
	Boston Medical Center,
	Series 2002 ,
	Insured: NPFGC
	5.000% 08/01/14	5,000,000	5,342,000
Other Total			5,342,000
Special Non-Property Tax — 10.1%
MA Bay Transportation Authority
	Series 2000 A:
	5.750% 07/01/14	85,000	86,806

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	5.750% 07/01/18	85,000	86,696
	Series 2002 A,
	5.000% 07/01/11	1,000,000	1,063,990
	Series 2003 A:
	5.250% 07/01/11	5,000,000	5,337,600
	5.250% 07/01/17	1,000,000	1,170,890
	5.250% 07/01/19	625,000	730,994
	Series 2004 C,
	5.250% 07/01/18	1,000,000	1,167,960
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/23	2,890,000	3,460,081
	Series 2005,
	5.000% 07/01/20	2,500,000	2,879,325
	Series 2006 A,
	5.250% 07/01/22	3,500,000	4,130,105
	Series 2008 B,
	5.000% 07/01/23	910,000	1,045,690
MA Boston Special Obligation
	Convention Center,
	Series 2002 A,
	Insured: AMBAC
	5.000% 05/01/19	1,500,000	1,582,905
MA School Building Authority
	Series 2007 A,
	Insured: AMBAC:
	5.000% 08/15/18	5,000,000	5,618,900
	5.000% 08/15/19	2,000,000	2,223,140
MA Special Obligation
	Consolidated Loan:
	Series 1997 A,
	5.500% 06/01/13	1,000,000	1,135,970
	Series 2004 A,
	Insured: FGIC
	5.250% 01/01/19	750,000	843,090
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	3,000,000	3,161,040
Special Non-Property Tax Total			35,725,182
State Appropriated — 1.3%
MA Development Finance Agency
	Visual & Performing Arts Project,
	Series 2000:
	5.750% 08/01/13	1,030,000	1,159,245
	6.000% 08/01/17	540,000	627,777
	6.000% 08/01/21	1,750,000	2,028,145
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	Insured: AMBAC
	5.250% 08/01/30 (02/01/12) (c)(d)	500,000	509,945
State Appropriated Total			4,325,112

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
State General Obligations — 15.6%
MA State
	Series 2002 C:
	5.500% 11/01/15	3,000,000	3,549,990
	5.500% 11/01/17	1,500,000	1,789,845
	Series 2002 D,
	Insured: AMBAC
	5.500% 08/01/18	3,500,000	4,165,595
	Series 2003 D:
	5.500% 10/01/17	5,000,000	5,963,350
	Insured: AGMC
	5.500% 10/01/19	3,500,000	4,188,450
	Insured: AMBAC
	5.500% 10/01/19	5,000,000	5,983,500
	Insured: NPFGC
	5.500% 10/01/20	2,500,000	3,012,500
	Series 2004 B,
	5.250% 08/01/20	3,000,000	3,543,570
	Series 2004 C:
	Insured: AMBAC
	5.500% 12/01/24	5,000,000	6,001,250
	Insured: NPFGC
	5.500% 12/01/19	3,795,000	4,546,789
	Series 2006 B,
	Insured: AGMC
	5.250% 09/01/22	4,000,000	4,672,080
	Series 2008 A:
	5.000% 09/01/15	3,000,000	3,470,010
	5.000% 08/01/16	2,000,000	2,314,220
PR Commonwealth of Puerto Rico
	Series 2007 A,
	5.500% 07/01/18	1,750,000	1,837,063
State General Obligations Total			55,038,212
TAX-BACKED TOTAL			137,213,885
TRANSPORTATION — 4.7%
Airports — 2.5%
MA Port Authority
	Series 2005 C,
	Insured: AMBAC:
	5.000% 07/01/15	1,500,000	1,711,080
	5.000% 07/01/22	3,500,000	3,737,265
	Series 2007 D,
	Insured: AGMC
	5.000% 07/01/17	3,000,000	3,359,640
Airports Total			8,807,985

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 0.9%
MA Turnpike Authority
	Metropolitan Highway Systems:
	Series 1997 A,
	Insured: NPFGC
	5.000% 01/01/37	2,000,000	1,933,860
	Series 1999 A,
	Insured: AMBAC
	5.000% 01/01/39	1,500,000	1,466,280
Toll Facilities Total			3,400,140
Transportation — 1.3%
MA Federal Highway Capital Appreciation
	Series 1998 A,
	(b) 06/15/15	4,000,000	3,512,560
MA Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority
	Series 2004 B,
	5.000% 03/01/18	975,000	1,060,039
Transportation Total			4,572,599
TRANSPORTATION TOTAL			16,780,724
UTILITIES — 9.7%
Investor Owned — 1.0%
MA Development Finance Agency
	Dominion Energy Brayton,
	Series 2009,
	5.750% 12/01/42 (05/01/19) (c)(d)	3,460,000	3,671,164
Investor Owned Total			3,671,164
Joint Power Authority — 0.7%
MA Municipal Wholesale Electric Co.
	Series 2001 A,
	Insured: NPFGC
	5.000% 07/01/11	2,500,000	2,623,050
Joint Power Authority Total			2,623,050
Municipal Electric — 1.1%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC
	6.000% 07/01/12	1,000,000	1,091,120
	Series 2002 LL,
	5.500% 07/01/17	2,400,000	2,621,088
Municipal Electric Total			3,712,208
Water & Sewer — 6.9%
MA Water Resource Authority
	Series 1993 C,
	6.000% 12/01/11	535,000	571,268
	Series 1998 B,
	Insured: AGMC
	5.500% 08/01/15	1,165,000	1,372,906
	Series 2002 J:

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
	Insured: AGMC:
	5.250% 08/01/14	2,870,000	3,334,882
	5.250% 08/01/15	3,000,000	3,501,630
	5.250% 08/01/18	1,000,000	1,168,210
	Series 2005 A,
	Insured: NPFGC
	5.250% 08/01/17	6,000,000	6,962,040
	Series 2007 B,
	Insured: AGMC
	5.250% 08/01/23	5,500,000	6,310,040
PR Commonwealth of Puerto Rico Aqueduct & Sewer Authority
	Refunding Senior Lien,
	Series 2008 A,
	Insured: AGO
	5.000% 07/01/16	1,000,000	1,105,250
Water & Sewer Total			24,326,226
UTILITIES TOTAL			34,332,648
	Total Municipal Bonds (cost of $329,976,292)		346,821,824

		Shares
Investment Companies — 0.9%
	Columbia Massachusetts Municipal Reserves, G-Trust Shares (7day yield of 0.050%) (e)(f)	1,819,134	1,819,134
	Dreyfus Massachusetts Municipal Money Market Fund (7day yield of 0.000%)	1,277,223	1,277,223

	Total Investment Companies (cost of $3,096,357)		3,096,357

	Total Investments — 99.1% (cost of $333,072,649)(g)(h)		349,918,181

	Other Assets & Liabilities, Net — 0.9%		3,254,914

	Net Assets — 100.0%		353,173,095

12

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$346,821,824	$—	$346,821,824
Total Investment Companies	3,096,357	—	—	3,096,357
Total Investments	$3,096,357	$346,821,824	$—	$349,918,181

13

(a)		The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)		Zero coupon bond.
(c)		The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.
(d)		Parenthetical date represents the next interest rate reset date for the security.
(e)		Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.050%)

Shares as of 10/31/09:		2,917,706
Shares purchased:		9,070,820
Shares sold:		(10,169,392)
Shares as of 01/31/10:		1,819,134
Net realized gain/loss:		$—
Dividend income earned:		$342
Value at end of period:		$1,819,134

(f)		Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(g)		Cost for federal income tax purposes is $333,025,117.
(h)		Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$18,482,545	$(1,589,481)	$16,893,064

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.

14

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia Massachusetts Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.2%
EDUCATION — 25.4%
Education — 21.1%
MA College Building Authority
	Series 1994 A,
	7.500% 05/01/14	1,825,000	2,124,446
MA Development Finance Agency
	Boston College Trustees,
	Series 2009 Q1,
	5.000% 07/01/29	1,000,000	1,058,500
	Boston University:
	Series 1999 P,
	6.000% 05/15/59	1,000,000	1,103,370
	Series 2005 T-1,
	Insured: AMBAC
	5.000% 10/01/39	2,000,000	1,951,520
	Series 2009 V-1,
	5.000% 10/01/29	665,000	679,803
	College of The Holy Cross,
	Series 2002,
	Insured: AMBAC
	5.250% 09/01/32	3,500,000	3,912,265
	Emerson College,
	Series 2006,
	5.000% 01/01/23	2,500,000	2,514,425
MA Health & Educational Facilities Authority
	Boston College:
	Series 2008,
	5.500% 06/01/35	2,500,000	2,883,800
	Series 2009,
	5.500% 11/15/36	1,000,000	1,107,880
	Harvard University,
	Series 1991 N,
	6.250% 04/01/20	2,675,000	3,432,988
	Massachusetts Institute of Technology,
	Series 2002 K:
	5.375% 07/01/17	2,000,000	2,397,760
	5.500% 07/01/32	1,500,000	1,831,005
	Series 2009 M,
	5.250% 02/15/26	1,250,000	1,443,350
	Suffolk University,
	Series 2009 A,
	6.250% 07/01/30	1,000,000	1,059,800
	Tufts University,
	Series 2008,
	5.375% 08/15/38	1,000,000	1,073,950
Education Total			28,574,862
Prep School — 1.9%
MA Development Finance Agency
	Dexter School,
	Series 2007,
	4.500% 05/01/26	1,600,000	1,590,784

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
MA Industrial Finance Agency
	Cambridge Friends School,
	Series 1998,
	5.750% 09/01/18	1,000,000	905,350
Prep School Total			2,496,134
Student Loan — 2.4%
MA Educational Financing Authority
	Series 2002 E, AMT,
	Insured: AMBAC
	5.000% 01/01/13	1,340,000	1,394,766
	Series 2008 H, AMT,
	Insured: AGO
	6.350% 01/01/30	805,000	820,480
	Series 2009 I,
	6.000% 01/01/28	1,000,000	1,064,540
Student Loan Total			3,279,786
EDUCATION TOTAL			34,350,782
HEALTH CARE — 9.7%
Continuing Care Retirement — 3.0%
MA Development Finance Agency
	Linden Ponds, Inc.,
	Series 2007 A,
	5.750% 11/15/42	3,000,000	2,136,900
	Loomis House, Inc.,
	Series 2002 A,
	6.900% 03/01/32	1,000,000	986,540
	Series 2009 A,
	7.500% 06/01/29	1,000,000	973,050
Continuing Care Retirement Total			4,096,490
Health Services — 0.6%
MA Development Finance Agency
	Boston Biomedical Research Institute,
	Series 1999,
	5.750% 02/01/29	825,000	750,502
Health Services Total			750,502
Hospitals — 3.5%
MA Development Finance Agency
	Massachusetts Biomedical Research Corp.,
	Series 2000,
	6.250% 08/01/20	1,000,000	1,018,580
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	6.000% 07/01/31	790,000	804,560
	Partners Healthcare System,
	Series 2010,
	5.000% 07/01/34	1,500,000	1,507,785
	Tri-County Medical Associates, Inc.,
	Series 2007,
	5.000% 07/15/27	1,695,000	1,408,579
Hospitals Total			4,739,504

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
Intermediate Care Facilities — 1.0%
MA Development Finance Agency
	Evergreen Center, Inc.,
	Series 2005,
	5.500% 01/01/35	750,000	625,845
	New England Center for Children,
	Series 1998,
	5.875% 11/01/18	765,000	708,375
Intermediate Care Facilities Total			1,334,220
Nursing Homes — 1.6%
MA Industrial Finance Agency
	Chelsea Jewish Nursing Home,
	Series 1997 A,
	Insured: FHA
	6.500% 08/01/37	780,000	804,133
	GF/Massachusetts, Inc.,
	Series 1994,
	8.300% 07/01/23 (a)	1,885,000	1,319,500
Nursing Homes Total			2,123,633
HEALTH CARE TOTAL			13,044,349
HOUSING — 4.0%
Assisted Living/Senior — 0.6%
MA Development Finance Agency
	VOA Concord Assisted Living, Inc.,
	Series 2007,
	5.200% 11/01/41	1,145,000	797,825
Assisted Living/Senior Total			797,825
Multi-Family — 1.1%
MA Housing Finance Agency
	Series 2004 A, AMT,
	Insured: AGMC
	5.250% 07/01/25	1,500,000	1,505,985
Multi-Family Total			1,505,985
Single-Family — 2.3%
MA Housing Finance Agency
	Series 2009-143,
	5.600% 12/01/34	2,000,000	2,083,980
	Series 2009-147,
	4.800% 06/01/28	1,000,000	1,001,130
Single-Family Total			3,085,110
HOUSING TOTAL			5,388,920

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 23.1%
Other — 3.0%
MA Development Finance Agency
	WGBH Educational Foundation:
	Series 2002 A,
	Insured: AMBAC
	5.750% 01/01/42	2,000,000	2,118,540
	Series 2008 A,
	Insured: AGO
	4.500% 01/01/39	2,000,000	1,906,640
Other Total			4,025,180
Pool/Bond Bank — 5.8%
MA Water Pollution Abatement Trust
	Series 1999 A,
	6.000% 08/01/17	2,445,000	2,980,381
	Series 2002-8,
	5.000% 08/01/17	20,000	21,752
	Series 2005-11,
	4.750% 08/01/23	25,000	26,731
	Series 2006:
	5.250% 08/01/24	1,000,000	1,186,420
	5.250% 08/01/27	1,000,000	1,179,920
	5.250% 08/01/30	1,000,000	1,166,080
	Series 2009,
	5.000% 08/01/38	1,200,000	1,263,060
Pool/Bond Bank Total			7,824,344
Refunded/Escrowed(b) — 14.3%
MA College Building Authority
	Series 1999 A,
	Insured: NPFGC,
	Escrowed to Maturity:
	(c) 05/01/18	7,760,000	5,897,134
	(c) 05/01/23	6,000,000	3,546,120
MA Development Finance Agency
	Western New England College,
	Series 2002,
	Pre-refunded 12/01/12,
	5.875% 12/01/22	865,000	956,638
MA Health & Educational Facilities Authority
	Covenant Health System,
	Series 2002,
	Pre-refunded 01/01/12,
	6.000% 07/01/31	210,000	233,457
MA Turnpike Authority
	Series 1993 A,
	Escrowed to Maturity,
	5.000% 01/01/20	2,000,000	2,322,400
MA Water Resources Authority
	Series 1992 A,
	Escrowed to Maturity,
	6.500% 07/15/19	2,100,000	2,570,316
	Series 1993 C,
	Insured: AMBAC,
	Escrowed to Maturity,
	5.250% 12/01/15	610,000	690,801

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2002 C,
	Escrowed to Maturity,
	5.500% 07/01/14	5,000	5,864
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 1998 A,
	Insured: AMBAC,
	Economically Defeased to Maturity,
	5.375% 06/01/19	2,190,000	2,531,421
	Series 2002 E,
	Escrowed to Maturity,
	6.000% 08/01/26	550,000	681,148
Refunded/Escrowed Total			19,435,299
OTHER TOTAL			31,284,823
OTHER REVENUE — 0.9%
Hotels — 0.9%
MA Boston Industrial Development Financing Authority
	Crosstown Center Hotel LLC,
	Series 2002, AMT,
	6.500% 09/01/35	2,185,000	1,264,001
Hotels Total			1,264,001
OTHER REVENUE TOTAL			1,264,001
TAX-BACKED — 18.4%
Local General Obligations — 1.2%
MA Norwell
	Series 2003,
	Insured: FGIC
	5.000% 11/15/22	1,410,000	1,631,920
Local General Obligations Total			1,631,920
Special Non-Property Tax — 9.2%
MA Bay Transportation Authority
	Series 2004 C,
	5.250% 07/01/21	1,500,000	1,769,385
	Series 2005 B,
	Insured: NPFGC
	5.500% 07/01/27	1,000,000	1,196,670
	Series 2006 A,
	5.250% 07/01/31	2,880,000	3,286,685
	Series 2008 B,
	5.250% 07/01/27	710,000	829,365
MA Special Obligation Dedicated Tax Revenue
	Series 2005,
	Insured: FGIC
	5.500% 01/01/30	2,500,000	2,830,075

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	1,500,000	1,580,520
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
	Series 2007 A,
	5.250% 08/01/57	1,000,000	979,280
Special Non-Property Tax Total			12,471,980
State General Obligations — 8.0%
MA Bay Transportation Authority
	Series 1991 A,
	Insured: NPFGC
	7.000% 03/01/21	1,500,000	1,837,845
	Series 1992 B,
	Insured: NPFGC
	6.200% 03/01/16	3,725,000	4,294,366
	Series 1994,
	Insured: FGIC
	7.000% 03/01/14	1,250,000	1,457,025
MA State
	Series 2004 B,
	5.250% 08/01/22	1,000,000	1,176,350
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007 A,
	Insured: FGIC
	5.500% 07/01/21	1,000,000	1,036,020
PR Commonwealth of Puerto Rico
	Public Improvement,
	Series 1998,
	5.250% 07/01/18	1,000,000	1,032,580
State General Obligations Total			10,834,186
TAX-BACKED TOTAL			24,938,086
TRANSPORTATION — 3.8%
Air Transportation — 1.4%
MA Port Authority
	Bosfuel Corp.,
	Series 2007, AMT,
	Insured: FGIC
	5.000% 07/01/32	2,000,000	1,896,620
Air Transportation Total			1,896,620
Airports — 1.5%
MA Port Authority
	Series 1999 D, AMT,
	Insured: FGIC
	6.000% 07/01/29	620,000	622,610
	Series 2007 A,
	Insured: AGMC
	4.500% 07/01/37	1,500,000	1,440,570
Airports Total			2,063,180

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 0.9%
MA Turnpike Authority
	Series 1997 C,
	Insured: NPFGC
	(c) 01/01/20	2,000,000	1,185,600
Toll Facilities Total			1,185,600
TRANSPORTATION TOTAL			5,145,400
UTILITIES — 11.9%
Municipal Electric — 1.9%
MA Development Finance Agency
	Devens Electric System,
	Series 2001,
	6.000% 12/01/30	1,000,000	1,023,590
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2007 VV,
	Insured: NPFGC
	5.250% 07/01/29	1,000,000	1,009,690
	Series 2008 WW,
	5.000% 07/01/28	500,000	492,290
Municipal Electric Total			2,525,570
Water & Sewer — 10.0%
MA Boston Water & Sewer Commission
	Series 1992 A,
	5.750% 11/01/13	700,000	767,879
	Series 1993 A,
	5.250% 11/01/19	4,750,000	5,466,632
	Series 2009 A,
	5.000% 11/01/28	1,250,000	1,360,962
MA Water Resources Authority
	Series 1993 C:
	Insured: AMBAC
	5.250% 12/01/15	390,000	442,662
	Insured: NPFGC
	5.250% 12/01/15	1,070,000	1,214,482
	Series 2002 J,
	Insured: AGMC
	5.500% 08/01/21	2,500,000	3,010,475
	Series 2007 B,
	Insured: AGMC
	5.250% 08/01/32	1,150,000	1,294,038
Water & Sewer Total			13,557,130
UTILITIES TOTAL			16,082,700
	Total Municipal Bonds (cost of $125,199,273)		131,499,061

7

		Shares	Value ($)
Investment Companies — 1.9%
	Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.050%) (d)(e)	1,361,700	1,361,700
	Dreyfus Massachusetts Municipal Money Market Fund (7 day yield of 0.000%)	1,256,727	1,256,727

	Total Investment Companies (cost of $2,618,427)		2,618,427

	Total Investments — 99.1% (cost of $127,817,700)(f)(g)		134,117,488

	Other Assets & Liabilities, Net — 0.9%		1,186,402

	Net Assets — 100.0%		135,303,890

Notes to Investment Portfolio:
*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal Bonds
Education	$—	$34,350,782	$—	$34,350,782
Health Care	—	11,724,849	1,319,500	13,044,349
Housing	—	5,388,920	—	5,388,920
Other	—	31,284,823	—	31,284,823
Other Revenue	—	1,264,001	—	1,264,001
Tax-Backed	—	24,938,086	—	24,938,086
Transportation	—	5,145,400	—	5,145,400
Utilities	—	16,082,700	—	16,082,700
Total Municipal Bonds	—	130,179,561	1,319,500	131,499,061
Total Investment Companies	2,618,427	—	—	2,618,427
Total Investments	$2,618,427	$130,179,561	$1,319,500	$134,117,488

The following table reconciles asset balances for the three months ended January 31, 2010, in which significant unobservable inputs (Level 3) were used in determining value:

Investment in Securities	Balance as of October 31, 2009	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers into (out of) Level 3	Balance as of January 31, 2010
Municipal Bonds
Health Care	$1,319,500	$—	$—	$—	$—	$—	$1,319,500

The information in the above reconciliation represents fiscal year to date activity for any securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period.

(a)

Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2010, the value of this security amounted to $1,319,500, which represents 1.0% of net assets.

(b)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(c)	Zero coupon bond.

9

(d)		Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia Massachusetts Municipal Reserves, G-Trust Shares (7 day yield of 0.050%)

Shares as of 10/31/09:		817,498
Shares purchased:		9,950,513
Shares sold:		(9,406,311)
Shares as of 01/31/10:		1,361,700
Net realized gain (loss):		$—
Dividend income earned:		$433
Value at end of period:		$1,361,700

(e)		Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(f)		Cost for federal income tax purposes is $127,516,064.
(g)		Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$9,915,493	$(3,314,069)	$6,601,424

Acronym	Name
AGO	Assured Guaranty Ltd.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO
January 31, 2010 (Unaudited)	Columbia New Jersey Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.3%
EDUCATION — 5.3%
Education — 4.5%
NJ Educational Facilities Authority
	Drew University,
	Series 2003 A,
	Insured: FGIC
	5.250% 07/01/20	1,000,000	1,111,960
	Georgian Court University,
	Series 2007 D,
	5.250% 07/01/27	500,000	502,725
	Kean University,
	Series 2009 A,
	4.000% 09/01/15	500,000	527,650
	Montclair State University,
	Series 2009,
	5.000% 07/01/19	455,000	494,194
	Rowan University,
	Series 2008 B,
	Insured: AGO
	5.000% 07/01/23	750,000	814,327
	Seton Hall University,
	Series 2001 A,
	Insured: AMBAC
	5.250% 07/01/16	200,000	210,934
Education Total			3,661,790
Student Loan — 0.8%
NJ Higher Education Assistance Authority
	Series 2010,
	4.300% 12/01/18	680,000	690,016
Student Loan Total			690,016
EDUCATION TOTAL			4,351,806
HEALTH CARE — 5.0%
Continuing Care Retirement — 1.2%
NJ Economic Development Authority
	Lutheran Social Ministries,
	Series 2005,
	5.100% 06/01/27	675,000	581,917
	Marcus L. Ward Home,
	Series 2004,
	5.750% 11/01/24	400,000	398,780
Continuing Care Retirement Total			980,697
Hospitals — 3.8%
NJ Health Care Facilities Financing Authority
	Children’s Specialized Hospital,
	Series 2005 A,
	5.000% 07/01/18	575,000	565,294
	Hackensack University Medical Center:
	Series 1998 A,
	Insured: NPFGC
	5.000% 01/01/18	500,000	500,070

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	Series 2000:
	5.700% 01/01/11	500,000	506,365
	5.875% 01/01/15	500,000	505,930
	South Jersey Hospital,
	Series 2006,
	5.000% 07/01/20	500,000	516,045
	St. Joseph’s Hospital & Medical Center,
	Series 2008,
	6.000% 07/01/18	500,000	505,555
Hospitals Total			3,099,259
HEALTH CARE TOTAL			4,079,956
HOUSING — 4.6%
Multi-Family — 3.9%
NJ Housing & Mortgage Finance Agency
	Multi-Family Housing:
	Series 2000 B,
	Insured: AGMC
	6.050% 11/01/17	165,000	165,296
	Series 2000 E-2,
	Insured: AGMC
	5.750% 11/01/25	135,000	135,672
	Series 2009 B,
	4.700% 11/01/29	1,000,000	981,000
	Series 2009 C,
	2.550% 11/01/12	1,000,000	1,001,790
NJ Middlesex County Improvement Authority
	Student Housing Urban Renewal,
	Series 2004 A,
	5.000% 08/15/18	500,000	519,105
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	400,000	436,360
Multi-Family Total			3,239,223
Single-Family — 0.7%
NJ Housing & Mortgage Finance Agency
	Series 2008,
	6.375% 10/01/28	495,000	545,564
Single-Family Total			545,564
HOUSING TOTAL			3,784,787
OTHER — 13.8%
Pool/Bond Bank — 0.6%
NJ Environmental Infrastructure Trust
	Series 1998,
	Insured: FGIC
	5.000% 04/01/12	500,000	503,480
Pool/Bond Bank Total			503,480

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
Refunded/Escrowed(a) — 12.2%
NJ Atlantic County Improvement Authority
	Series 1985,
	Escrowed to Maturity,
	Insured: NPFGC
	7.375% 07/01/10	65,000	66,967
NJ Bayonne Municipal Utilities Authority
	Series 1997,
	Escrowed to Maturity,
	Insured: NPFGC
	5.000% 01/01/12	260,000	273,372
NJ Burlington County Bridge Commissioner
	Series 2002,
	Pre-refunded 08/15/12,
	5.250% 08/15/18	1,130,000	1,256,730
NJ Economic Development Authority
	School Facilities Construction,
	Series 2001 A,
	Pre-refunded 06/15/11,
	Insured: AMBAC
	5.250% 06/15/18	200,000	213,072
NJ Educational Facilities Authority
	Rowan University,
	Series 2000 B,
	Pre-refunded 07/01/10,
	Insured: FGIC:
	5.250% 07/01/19	250,000	255,315
	Stevens Institute of Technology,
	Series 2002 C,
	Escrowed to Maturity,
	5.000% 07/01/10	1,120,000	1,142,478
	William Paterson University,
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: FGIC:
	5.375% 07/01/21	500,000	510,765
NJ Environmental Infrastructure Trust
	Series 2000 A,
	Pre-refunded 09/01/10,
	5.250% 09/01/20	500,000	519,885
NJ Essex County Improvement Authority
	Lease Revenue,
	Series 2000,
	Pre-refunded 10/01/10,
	Insured: FGIC
	5.250% 10/01/11	500,000	516,675
NJ Highway Authority
	Garden State Parkway,
	Series 1989,
	Escrowed to Maturity,
	6.000% 01/01/19	1,000,000	1,214,960

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NJ Monmouth County Improvement Authority
	Series 2000,
	Pre-refunded 12/01/10,
	Insured: AMBAC
	5.000% 12/01/12	390,000	405,600
NJ Sports & Exposition Authority
	Series 2000 C,
	Escrowed to Maturity,
	5.000% 03/01/11	305,000	320,265
NJ State
	Certificates of Participation,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AMBAC
	5.000% 06/15/14	500,000	577,455
NJ Tobacco Settlement Financing Corp.
	Series 2002,
	Pre-refunded 06/01/12,
	5.375% 06/01/18	1,000,000	1,104,390
NJ Transportation Trust Fund Authority
	Transportation Systems,
	Series 1999 A,
	Escrowed to Maturity,
	5.750% 06/15/15	1,000,000	1,203,970
NJ West Deptford Township
	Series 2000,
	Pre-refunded 09/01/10,
	Insured: FGIC
	5.500% 09/01/20	400,000	412,500
Refunded/Escrowed Total			9,994,399
Tobacco — 1.0%
NJ Tobacco Settlement Financing Corp.
	Series 2007 1-A:
	4.500% 06/01/23	385,000	358,928
	4.625% 06/01/26	500,000	414,825
Tobacco Total			773,753
OTHER TOTAL			11,271,632
OTHER REVENUE — 0.5%
Hotels — 0.5%
NJ Middlesex County Improvement Authority
	Heldrich Associates,
	Series 2005 A,
	5.000% 01/01/20	815,000	436,791
Hotels Total			436,791
OTHER REVENUE TOTAL			436,791
TAX-BACKED — 51.4%
Local Appropriated — 7.2%
NJ Bergen County Improvement Authority
	Series 2005,
	5.000% 11/15/23	1,000,000	1,176,540

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2009 A,
	4.000% 08/15/13	750,000	823,230
NJ Camden County Improvement Authority
	Series 2006,
	Insured: AMBAC
	4.000% 09/01/21	1,140,000	1,153,144
NJ East Orange Board of Education
	Certificates of Participation,
	Series 1998,
	Insured: AGMC
	(b) 02/01/18	1,000,000	715,600
NJ Middlesex County Improvement Authority
	Series 2009 A,
	4.000% 12/15/18	1,250,000	1,348,575
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: NPFGC
	5.500% 08/01/17	250,000	266,745
NJ Monmouth County Improvement Authority
	Series 1995,
	Insured: AGMC
	5.450% 07/15/13	305,000	306,092
	Series 2000,
	Insured: AMBAC
	5.000% 12/01/12	110,000	112,827
Local Appropriated Total			5,902,753
Local General Obligations — 19.1%
NJ Atlantic City
	Series 2008,
	5.500% 02/15/18	500,000	567,365
NJ Atlantic County
	Series 2009,
	5.000% 02/01/18	500,000	571,350
NJ Board of Education
	Tom Rivers School District,
	Series 2007,
	Insured: NPFGC
	4.500% 01/15/20	500,000	540,820
NJ Cherry Hill Township
	Series 1999 B,
	5.250% 07/15/11	500,000	534,600
NJ Cumberland County Improvement Authority
	Series 2009 A,
	4.000% 04/15/19	750,000	791,197
NJ Essex County Improvement Authority
	Series 2004,
	Insured: NPFGC
	5.500% 10/01/26	750,000	853,387

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Flemington Raritan Regional School District
	Series 2000,
	Insured: FGIC
	5.700% 02/01/15	400,000	468,580
NJ Freehold Regional High School District
	Series 2001,
	Insured: FGIC
	5.000% 03/01/20	1,205,000	1,391,293
NJ Greenwich Township Board of Education
	Series 1998,
	Insured: AGMC:
	5.000% 01/15/13	165,000	165,612
	5.000% 01/15/14	250,000	250,928
NJ Manalapan Englishtown Regional Board of Education
	Series 2004,
	Insured: FGIC
	5.750% 12/01/20	1,325,000	1,615,612
NJ Mercer County Improvement Authority
	Series 1998 B,
	Insured: FGIC
	5.000% 02/15/14	250,000	250,853
NJ Middlesex County
	Certificates of Participation,
	Series 2001,
	Insured: NPFGC
	5.000% 08/01/12	500,000	530,130
NJ Newark Housing Authority
	Series 2009,
	Insured: AGO
	4.500% 12/01/18	600,000	631,302
NJ Passaic County
	Series 2003,
	Insured: AGMC
	5.200% 09/01/16	1,500,000	1,714,035
NJ Scotch Plains-Fanwood School District
	Series 2010:
	4.000% 07/15/18 (c)	250,000	267,668
	4.000% 07/15/19 (c)	845,000	897,390
NJ Summit
	Series 2001,
	5.250% 06/01/16	1,205,000	1,419,201
NJ Washington Township Board of Education Mercer County
	Series 2005,
	Insured: AGMC:
	5.250% 01/01/26	1,330,000	1,551,804
	5.250% 01/01/28	500,000	583,610
Local General Obligations Total			15,596,737

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — 5.9%
IL Dedicated Tax Capital Appreciation
	Series 1990,
	Insured: AMBAC
	(b) 12/15/17	3,000,000	2,262,630
NJ Economic Development Authority
	Series 2004 A,
	5.500% 06/15/24	750,000	736,080
	Series 2004,
	Insured: NPFGC:
	(b) 07/01/21	1,255,000	753,640
	5.250% 07/01/17	1,000,000	1,057,440
Special Non-Property Tax Total			4,809,790
Special Property Tax — 0.4%
NJ Economic Development Authority
	Series 2007,
	5.125% 06/15/27	400,000	353,068
Special Property Tax Total			353,068
State Appropriated — 18.8%
NJ Economic Development Authority
	Series 2001 C,
	Insured: AMBAC
	5.500% 06/15/12	500,000	547,140
	Series 2005 A,
	Insured: AGMC
	5.000% 03/01/19	2,000,000	2,171,560
	Series 2009,
	5.250% 12/15/20	1,000,000	1,110,280
NJ Educational Facilities Authority
	Series 2001 A,
	5.000% 03/01/15	1,855,000	1,937,176
NJ Health Care Facilities Financing Authority
	Series 2005,
	Insured: AMBAC
	5.000% 09/15/13	970,000	1,061,626
NJ Sports & Exposition Authority
	Series 2000 C,
	5.000% 03/01/11	195,000	202,972
NJ State of New Jersey
	Series 2008 A,
	5.000% 06/15/17	715,000	779,908
NJ State
	Certificates of Participation:
	Series 2008 A,
	5.000% 06/15/21	250,000	262,370
	Series 2009 A,
	5.000% 06/15/17	1,000,000	1,094,850

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NJ Transit Corp.
	Certificates of Participation,
	Series 2002 A,
	Insured: AMBAC
	5.500% 09/15/15	1,000,000	1,133,020
NJ Transportation Trust Fund Authority
	Series 1999 A,
	5.625% 06/15/12	400,000	439,272
	Series 2003 A,
	Insured: AMBAC
	5.500% 12/15/15	1,000,000	1,151,910
	Series 2005 B,
	Insured: AMBAC
	5.250% 12/15/23	1,000,000	1,119,610
	Series 2006 A:
	5.250% 12/15/20	1,000,000	1,108,590
	5.500% 12/15/21	680,000	771,521
	Series 2006 C,
	Insured: AMBAC
	(b) 12/15/24	1,000,000	439,430
State Appropriated Total			15,331,235
TAX-BACKED TOTAL			41,993,583
TRANSPORTATION — 7.0%
Ports — 2.8%
NJ South Jersey Port Corp.
	Series 2009,
	4.000% 01/01/16	1,150,000	1,213,871
NY Port Authority of New York & New Jersey
	Series 2009,
	4.750% 09/01/26	1,000,000	1,060,560
Ports Total			2,274,431
Toll Facilities — 4.2%
NJ Turnpike Authority
	Series 2004 B,
	Insured: AMBAC
	(d) 01/01/35 (5.150% 01/01/15)	500,000	392,685
	Series 2009 G,
	5.000% 01/01/18	800,000	886,464
	Series 2009 H,
	5.000% 01/01/20 (c)	1,000,000	1,093,220

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
PA Delaware River Joint Toll Bridge Commission
	Series 2003,
	5.250% 07/01/11	1,000,000	1,058,540
Toll Facilities Total			3,430,909
TRANSPORTATION TOTAL			5,705,340
UTILITIES — 9.7%
Municipal Electric — 1.0%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	750,000	795,743
Municipal Electric Total			795,743
Water & Sewer — 8.7%
NJ Bergen County Improvement Authority
	Series 2008,
	5.000% 12/15/26	500,000	550,980
NJ Cape May County Municipal Utilities Sewer Authority
	Series 2002 A,
	Insured: AGMC
	5.750% 01/01/16	1,000,000	1,190,580
NJ Essex County Utilities Authority
	Series 2009,
	Insured: AGO
	5.000% 04/01/20	1,000,000	1,099,470
NJ Jersey City Municipal Utilities Authority
	Series 2007,
	Insured: FGIC
	5.250% 01/01/19	1,000,000	1,027,890
NJ North Hudson Sewerage Authority
	Sewer Revenue,
	Series 2006 A,
	Insured: NPFGC
	5.125% 08/01/17	600,000	632,766
NJ Ocean County Utilities Authority
	Wastewater Revenue:
	Series 2001,
	5.250% 01/01/18	1,000,000	1,067,240
	Series 2006,
	Insured: NPFGC
	4.000% 01/01/15	990,000	1,092,148
NJ Rahway Valley Sewerage Authority
	Series 2005 A,
	Insured: NPFGC
	(b) 09/01/25	1,000,000	424,100
Water & Sewer Total			7,085,174
UTILITIES TOTAL			7,880,917
	Total Municipal Bonds (cost of $76,778,384)		79,504,812

9

		Shares	Value ($)
Investment Companies — 4.2%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.070%) (e)(f)	1,716,986	1,716,986

	Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.040%)	1,732,726	1,732,726

	Total Investment Companies (cost of $3,449,712)		3,449,712

	Total Investments — 101.5% (cost of $80,228,096)(g)(h)		82,954,524

	Other Assets & Liabilities, Net — (1.5)%		(1,250,672)

	Net Assets — 100.0%		81,703,852

Notes to Investment Portfolio:

*      Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

10

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•                  Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$79,504,812	$—	$79,504,812
Total Investment Companies	3,449,712	—	—	3,449,712
Total Investments	$3,449,712	$79,504,812	$—	$82,954,524

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Security purchased on a delayed delivery basis.
(d)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the Fund will begin accruing at this rate.
(e)	Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.070%)

Shares as of 10/31/09:	2,087,016
Shares purchased:	7,005,594
Shares sold:	(7,375,624)
Shares as of 01/31/10:	1,716,986
Net realized gain/loss:	$—
Dividend income earned:	$619
Value at end of period:	$1,716,986

(f)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(g)	Cost for federal income tax purposes is $80,228,096.
(h)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$3,571,991	$(845,563)	$2,726,428

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
NPFGC	National Public Finance Guarantee Corp.

11

INVESTMENT PORTFOLIO

January 31, 2010 (Unaudited)	Columbia New York Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.9%
EDUCATION — 9.7%
Education — 9.7%
NY Dormitory Authority
	Barnard College,
	Series 2007 A,
	Insured: FGIC
	5.000% 07/01/18	1,745,000	1,908,175
	Cornell University:
	Series 2006 A,
	5.000% 07/01/21	2,350,000	2,583,003
	Series 2009 A,
	5.000% 07/01/25	1,000,000	1,103,010
	Mount Sinai School of Medicine,
	Series 1995 B,
	Insured: NPFGC
	5.700% 07/01/11	370,000	376,815
	New York University:
	Series 1998 A,
	Insured: NPFGC:
	5.750% 07/01/20	2,000,000	2,377,580
	6.000% 07/01/17	2,475,000	2,944,136
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/15	1,205,000	1,397,161
	Series 2001 2,
	Insured: AMBAC
	5.500% 07/01/21	900,000	949,473
	Series 2001 A,
	Insured: AMBAC
	5.750% 07/01/12	5,000,000	5,564,350
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/22	2,000,000	2,196,480
	Teachers College,
	Series 2009,
	5.000% 03/01/24	1,000,000	1,055,250
NY Oneida County Industrial Development Agency
	Hamilton College,
	Series 2007 A,
	Insured: NPFGC:
	(a) 07/01/18	1,000,000	745,150
	(a) 07/01/20	1,000,000	663,690
NY St. Lawrence County Industrial Development Agency
	Series 2009 A,
	5.000% 10/01/16	3,000,000	3,341,070

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
NY Troy Industrial Development Authority
	Rensselaer Polytechnic Institute,
	Series 2002 E,
	4.050% 04/01/37 (09/01/11) (b)(c)	3,750,000	3,860,063
Education Total			31,065,406
EDUCATION TOTAL			31,065,406
HEALTH CARE — 9.6%
Continuing Care Retirement — 0.2%
NY Nassau County Industrial Development Agency
	Amsterdam Harborside,
	Series 2007 A,
	5.875% 01/01/18	250,000	243,140
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	335,000	297,557
Continuing Care Retirement Total			540,697
Hospitals — 7.6%
NY Albany Industrial Development Agency
	St. Peter’s Hospital:
	Series 2008 A:
	5.250% 11/15/27	1,000,000	966,270
	5.750% 11/15/22	500,000	519,015
	Series 2008 E,
	5.250% 11/15/22	500,000	504,095
NY Dormitory Authority
	Long Island Jewish Medical Center:
	Series 2003,
	5.000% 05/01/11	820,000	859,130
	Series 2009,
	5.250% 05/01/30	4,000,000	4,028,840
	Mount Sinai School of Medicine,
	Series 2009,
	5.500% 07/01/27	4,000,000	4,130,440
	New York Methodist Hospital,
	Series 2004,
	5.250% 07/01/24	1,000,000	904,930
	New York University Hospital Center:
	Series 2006,
	5.000% 07/01/20	3,000,000	3,003,120
	Series 2007 A,
	5.000% 07/01/12	1,000,000	1,031,320
	North Shore Long Island Jewish Health,
	Series 2006 A,
	5.000% 11/01/19	1,000,000	1,034,200
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	1,350,000	1,225,557
	Presbyterian Hospital,
	Series 2007,
	Insured: AGMC
	5.250% 08/15/23	250,000	261,890

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
	United Health Services Hospitals,
	Series 2009,
	Insured: FHA
	4.500% 08/01/18	1,000,000	1,047,210
	White Plains Hospital,
	Series 2004,
	Insured: FHA
	4.625% 02/15/18	605,000	636,896
NY Monroe County Industrial Development Agency
	Series 2005,
	5.000% 08/01/22	700,000	700,329
NY New York City Health & Hospital Corp.
	Series 2003 A,
	Insured: AMBAC
	5.000% 02/15/11	2,000,000	2,075,860
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	485,000	509,939
	Series 2007 B:
	5.000% 12/01/22	500,000	494,370
	5.125% 12/01/27	500,000	476,095
Hospitals Total			24,409,506
Nursing Homes — 1.8%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center, Inc.,
	Series 2007,
	4.875% 01/01/13	345,000	321,426
NY Dormitory Authority
	AIDS Long-Term Health Care Facility,
	Series 2005,
	Insured: SONYMA
	5.000% 11/01/12	500,000	514,395
	Gurwin Nursing Home,
	Series 2005 A,
	Insured: FHA
	4.400% 02/15/20	770,000	779,194
NY Rensselaer Municipal Leasing Corp.
	Series 2009 A,
	5.000% 06/01/19	4,000,000	4,063,600
Nursing Homes Total			5,678,615
HEALTH CARE TOTAL			30,628,818
HOUSING — 1.7%
Multi-Family — 1.2%
NY Dormitory Authority
	Gateway-Longview, Inc.,
	Series 2008 A-1,
	Insured: SONYMA
	5.000% 06/01/33	1,700,000	1,748,331

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	2,000,000	2,181,800
Multi-Family Total			3,930,131
Single-Family — 0.5%
NY Mortgage Agency
	Series 2000 96,
	5.200% 10/01/14	345,000	345,876
	Series 2005 128,
	4.350% 10/01/16	1,000,000	1,037,790
Single-Family Total			1,383,666
HOUSING TOTAL			5,313,797
OTHER — 19.9%
Other — 0.4%
NY New York City Industrial Development Agency
	United Jewish Appeal,
	Series 2004 A,
	5.000% 07/01/27	625,000	653,950
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	500,000	500,135
Other Total			1,154,085
Pool/Bond Bank — 8.1%
NY Dormitory Authority
	Series 2008 A,
	Insured: AGMC
	5.000% 10/01/23	3,000,000	3,241,830
	Series 2009 C,
	Insured: AGO
	5.000% 10/01/22	3,000,000	3,279,300
NY Environmental Facilities Corp.
	Series 1994 2,
	5.750% 06/15/12	185,000	206,230
	Series 2002 K,
	5.000% 06/15/12	6,000,000	6,608,340
	Series 2008 B,
	5.000% 06/15/21	3,000,000	3,335,940
	Series 2009 A,
	5.000% 06/15/17	2,000,000	2,302,760
NY Municipal Bond Bank Agency
	Series 2003 C,
	5.250% 12/01/21	3,330,000	3,516,347

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 2009 C-1,
	5.000% 02/15/18	3,000,000	3,301,170
Pool/Bond Bank Total			25,791,917
Refunded/Escrowed(d) — 11.4%
NY Dormitory Authority
	City University Systems Consolidated 4th Generation,
	Series 2001 A,
	Pre-refunded 07/01/11,
	Insured: FGIC
	5.500% 07/01/16	2,280,000	2,443,043
	Columbia University,
	Series 2002 B,
	Pre-refunded 07/01/12,
	5.375% 07/01/15	1,000,000	1,111,830
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 07/01/25	3,750,000	2,026,725
	University Dormitory Facilities,
	Series 2002,
	Pre-refunded 07/01/12,
	5.375% 07/01/19	1,130,000	1,254,345
NY Environmental Facilities Corp.
	New York City Municipal Water,
	Series 1994 A,
	Escrowed to Maturity,
	5.750% 06/15/12	1,815,000	2,028,839
NY Long Island Power Authority
	Electric Systems,
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC:
	5.500% 12/01/13	2,000,000	2,327,660
	Series 1998 A,
	Escrowed to Maturity,
	Insured: AGMC
	5.250% 12/01/14	5,000,000	5,807,150
	Series 2003 C,
	Pre-refunded 09/01/13,
	5.500% 09/01/21	1,000,000	1,155,170
NY Metropolitan Transportation Authority
	Series 1997 8,
	Pre-refunded 07/01/13,
	Insured: AGMC
	5.375% 07/01/21	5,000,000	5,734,100
	Series 1998 A,
	Pre-refunded 10/01/15,
	Insured: FGIC
	5.000% 04/01/23	2,000,000	2,344,180
NY New York City
	Series 2003 J,
	Pre-refunded 06/01/13,
	5.500% 06/01/16	1,085,000	1,247,631

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
NY Thruway Authority
	Second General Highway & Bridge,
	Series 2003 A,
	Pre-refunded 04/01/13,
	Insured: NPFGC
	5.250% 04/01/17	1,750,000	1,980,457
NY Triborough Bridge & Tunnel Authority
	Series 1991 X,
	Escrowed to Maturity,
	6.625% 01/01/12	300,000	324,288
	Series 1992 Y,
	Escrowed to Maturity:
	5.500% 01/01/17	2,000,000	2,324,340
	6.000% 01/01/12	410,000	439,569
	Series 1999 B,
	Pre-refunded 01/01/22,
	5.500% 01/01/30	2,000,000	2,477,580
PA Elizabeth Forward School District
	Series 1994 B,
	Escrowed to Maturity,
	Insured: NPFGC
	(a) 09/01/20	2,210,000	1,494,314
Refunded/Escrowed Total			36,521,221
OTHER TOTAL			63,467,223
OTHER REVENUE — 2.6%
Recreation — 2.6%
NY Cultural Resources
	Museum of Modern Art,
	Series 2008-1A,
	5.000% 04/01/26	4,850,000	5,257,691
NY Industrial Development Agency
	Series 2006,
	Insured: NPFGC
	5.000% 03/01/15	1,150,000	1,245,404
	YMCA of Greater New York,
	Series 2006,
	5.000% 08/01/26	1,000,000	1,006,060
NY Seneca Nation Indians Capital Improvements Authority
	Series 2007 A,
	5.250% 12/01/16 (e)	1,000,000	928,210
Recreation Total			8,437,365
OTHER REVENUE TOTAL			8,437,365

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
RESOURCE RECOVERY — 1.2%
Disposal — 1.2%
NY Babylon Industrial Development Agency
	Covanta Babylon, Inc.,
	Series 2009 A,
	5.000% 01/01/18	3,500,000	3,769,990
Disposal Total			3,769,990
RESOURCE RECOVERY TOTAL			3,769,990
TAX-BACKED — 37.6%
Local Appropriated — 1.2%
NY Dormitory Authority
	Court Facilities,
	Series 2001 2-2,
	5.000% 01/15/21	2,500,000	2,683,075
NY Erie County Industrial Development Agency
	City School District of Buffalo,
	Series 2008 A,
	Insured: AGMC
	5.000% 05/01/18	1,000,000	1,112,830
Local Appropriated Total			3,795,905
Local General Obligations — 11.7%
NY Albany County
	Series 2006,
	Insured: SYNC
	4.125% 09/15/20	1,000,000	1,051,890
NY City of Yonkers
	Series 2005 B,
	Insured: NPFGC:
	5.000% 08/01/21	2,425,000	2,473,233
	5.000% 08/01/22	2,545,000	2,577,220
NY Monroe County Public Improvement
	Series 1996,
	Insured: NPFGC
	6.000% 03/01/16	1,210,000	1,400,757
NY Monroe County
	Series 2009 A,
	Insured: AGO
	5.000% 06/01/14	3,000,000	3,317,940
NY New York City
	Series 2003 J,
	5.500% 06/01/16	165,000	181,602
	Series 2004 B,
	5.250% 08/01/15	2,000,000	2,240,500
	Series 2004 G,
	5.000% 12/01/19	2,430,000	2,609,431
	Series 2005 G,
	5.250% 08/01/16	500,000	570,545
	Series 2007 C:
	4.250% 01/01/27	800,000	794,248
	5.000% 01/01/15	4,000,000	4,509,760
	Series 2007 D,
	5.000% 02/01/24	2,000,000	2,112,380
	Series 2007 D-1,
	5.000% 12/01/21	2,000,000	2,158,480
	Series 2008 I-1,
	5.000% 02/01/23	2,000,000	2,135,860

7

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Red Hook Central School District
	Series 2002,
	Insured: AGMC
	5.125% 06/15/17	890,000	965,072
NY Rensselaer County
	Series 1998 A,
	Insured: AMBAC
	5.250% 06/01/11	545,000	580,670
NY Sachem Central School District of Holbrook
	Series 2006,
	Insured: NPFGC
	4.250% 10/15/24	1,000,000	1,019,490
NY Somers Central School District
	Series 2006,
	Insured: NPFGC:
	4.000% 12/01/21	500,000	515,800
	4.000% 12/01/22	500,000	512,840
NY Three Village Central School District
	Series 2005,
	Insured: NPFGC
	5.000% 06/01/18	1,000,000	1,159,500
NY Town of Babylon
	Series 2004,
	Insured: AMBAC
	5.000% 01/01/13	2,565,000	2,829,246
NY Town of Oyster Bay
	Series 2009 A:
	5.000% 02/15/15	1,000,000	1,162,030
	5.000% 02/15/16	500,000	582,830
Local General Obligations Total			37,461,324
Special Non-Property Tax — 14.7%
NY Dormitory Authority
	Series 2005 B,
	Insured: AMBAC
	5.500% 03/15/26	1,000,000	1,183,540
NY Environmental Facilities Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 12/15/21	2,685,000	2,897,195
NY Housing Finance Agency
	Series 2008 A,
	5.000% 09/15/19	1,400,000	1,564,892
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	3,540,000	4,023,352
	Series 2003 A-1,
	Insured: AGMC
	5.000% 04/01/12	5,000,000	5,458,100

8

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
NY Metropolitan Transportation Authority
	Series 2004 A,
	Insured: FGIC
	5.250% 11/15/18	800,000	912,888
NY Nassau County Interim Finance Authority
	Series 2004 I-1H,
	Insured: AMBAC
	5.250% 11/15/15	5,000,000	5,741,700
NY New York City Transitional Finance Authority
	Series 2009 A,
	5.000% 05/01/27	5,000,000	5,387,300
NY Sales Tax Asset Receivables Corp.
	Series 2004 A,
	Insured: NPFGC
	5.000% 10/15/22	4,000,000	4,320,640
NY Thruway Authority
	Series 2007,
	5.000% 03/15/22	1,000,000	1,093,870
NY Transitional Finance Authority
	Series 2003 B,
	5.250% 08/01/17	2,000,000	2,213,840
	Series 2005 A-1,
	5.000% 11/01/19	3,000,000	3,263,190
	Series 2006,
	5.000% 07/15/11	3,000,000	3,176,040
	Series 2007,
	Insured: FGIC
	5.000% 01/15/21	4,300,000	4,620,823
PR Commonwealth of Puerto Rico Highway & Transportation Authority
	Series 2005 BB,
	Insured: AGMC
	5.250% 07/01/22	1,000,000	1,053,680
Special Non-Property Tax Total			46,911,050
Special Property Tax — 0.3%
NY Industrial Development Agency
	Series 2006,
	Insured: AMBAC
	5.000% 01/01/19	850,000	879,606
Special Property Tax Total			879,606
State Appropriated — 9.0%
NY Dormitory Authority
	4201 Schools Program,
	Series 2000,
	6.250% 07/01/20	1,685,000	1,739,392
	City University,
	Series 2002 B,
	Insured: AMBAC
	5.250% 11/15/26 (05/15/12) (b)(c)	1,500,000	1,630,845

9

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Consolidated 2nd Generation,
	Series 2000 A,
	Insured: AMBAC
	6.125% 07/01/13	2,000,000	2,063,140
	Series 1993 A:
	5.250% 05/15/15	2,000,000	2,232,360
	5.500% 05/15/19	2,500,000	2,848,200
	Series 2005 A,
	Insured: FGIC
	5.500% 05/15/21	1,000,000	1,143,990
	Series 2009 A,
	5.000% 07/01/24	3,000,000	3,194,670
	Series 2009,
	5.500% 02/15/18	1,000,000	1,142,240
	State University,
	Series 2000 C,
	Insured: AGMC
	5.750% 05/15/17	1,250,000	1,479,575
NY Thruway Authority
	Local Highway & Bridge,
	Series 2001,
	5.250% 04/01/11	2,000,000	2,106,640
NY Urban Development Corp.
	Series 2002 A,
	5.000% 01/01/17	2,000,000	2,077,020
	Series 2008 B,
	5.000% 01/01/26	3,125,000	3,271,344
	Series 2008,
	5.000% 01/01/22	2,000,000	2,141,760
PR Commonwealth of Puerto Rico Public Finance Corp.
	Series 2004 A,
	LOC: Government Development Bank for Puerto Rico
	5.750% 08/01/27 (02/01/12) (b)(c)	1,675,000	1,724,178
State Appropriated Total			28,795,354
State General Obligations — 0.7%
PR Commonwealth of Puerto Rico Public Buildings Authority
	Series 2007,
	6.250% 07/01/23	2,250,000	2,424,127
State General Obligations Total			2,424,127
TAX-BACKED TOTAL			120,267,366
TRANSPORTATION — 7.9%
Ports — 0.5%
NY Port Authority of New York & New Jersey
	Series 2004,
	Insured: SYNC
	5.000% 09/15/28	1,500,000	1,570,395
Ports Total			1,570,395

10

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Toll Facilities — 3.5%
NY Thruway Authority
	Second General Highway & Bridge Trust Fund,
	Series 2005 A,
	Insured: NPFGC
	5.000% 04/01/22	500,000	528,975
	Series 2005 B,
	Insured: AMBAC
	5.000% 04/01/19	2,500,000	2,724,575
	Series 2008 A,
	5.000% 04/01/21	1,000,000	1,097,190
NY Triborough Bridge & Tunnel Authority
	Series 2002,
	5.250% 11/15/13	2,015,000	2,304,918
	Series 2006 A,
	5.000% 11/15/19	2,000,000	2,208,020
	Series 2008 A,
	5.000% 11/15/21	2,000,000	2,210,160
Toll Facilities Total			11,073,838
Transportation — 3.9%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/24	750,000	836,070
	Series 2005 C,
	5.000% 11/15/16	750,000	837,540
	Series 2006 A,
	Insured: CIFG
	5.000% 11/15/22	2,280,000	2,427,037
	Series 2006 B,
	5.000% 11/15/16	1,500,000	1,675,080
	Series 2007 B,
	5.000% 11/15/22	1,500,000	1,594,455
	Series 2008 C,
	6.250% 11/15/23	3,570,000	4,102,109
	Series 2008,
	5.000% 11/15/30 (b)	1,000,000	1,115,370
Transportation Total			12,587,661
TRANSPORTATION TOTAL			25,231,894
UTILITIES — 7.7%
Investor Owned — 0.9%
NY Energy Research & Development Authority
	Rochester Gas & Electric,
	Series 2004 A,
	Insured: NPFGC
	4.750% 05/15/32 (07/01/16) (b)(c)	2,650,000	2,744,790
Investor Owned Total			2,744,790

11

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Municipal Electric — 3.2%
NY Long Island Power Authority
	Series 2009 A:
	5.250% 04/01/21	1,000,000	1,091,120
	5.500% 04/01/22	5,000,000	5,513,450
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 1997 BB,
	Insured: NPFGC:
	6.000% 07/01/11	2,500,000	2,640,425
	6.000% 07/01/12	1,000,000	1,091,120
Municipal Electric Total			10,336,115
Water & Sewer — 3.6%
NY Municipal Water Finance Authority
	Series 2002,
	Insured: AGMC
	5.375% 06/15/16	5,000,000	5,456,950
NY Onondaga County Water Authority
	Series 2005 A,
	Insured: AMBAC:
	5.000% 09/15/22	895,000	946,561
	5.000% 09/15/23	940,000	999,859
NY Rensselaer County Water Service & Sewer Authority
	Series 2008:
	5.100% 09/01/28	1,155,000	1,203,037
	5.100% 09/01/28	1,060,000	1,096,453
NY Western Nassau County Water Authority
	Series 2005,
	Insured: AMBAC
	5.000% 05/01/22	1,765,000	1,847,320
Water & Sewer Total			11,550,180
UTILITIES TOTAL			24,631,085

	Total Municipal Bonds (cost of $298,641,592)		312,812,944

		Shares
Investment Companies — 1.3%
	Columbia New York Tax -Exempt Reserves, Capital Class (7 day yield of 0.060%) (f)(g)	1,912,629	1,912,629
	Dreyfus Cash Management Plus, Inc. (7 day yield of 0.070%)	2,338,393	2,338,393

	Total Investment Companies (cost of $4,251,021)		4,251,022

12

Value ($)
Total Investments — 99.2% (cost of $302,892,613)(h)(i)	317,063,966

Other Assets & Liabilities, Net — 0.8%	2,664,600

Net Assets — 100.0%	319,728,566

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$312,812,944	$—	$312,812,944
Total Investment Companies	4,251,022	—	—	4,251,022
Total Investments	$4,251,022	$312,812,944	$—	$317,063,966

(a)	Zero coupon bond.
(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.
(c)	Parenthetical date represents the next interest rate reset date for the security.
(d)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, the security, which is not illiquid, amounted to $928,210, which represents 0.3% of net assets.

(f)	Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.060%)

Shares as of 10/31/09:	2,168,911
Shares purchased:	15,501,036
Shares sold:	(15,757,318)
Shares as of 01/31/10:	1,912,629
Net realized gain/loss:	$—
Dividend income earned:	$624
Value at end of period:	$1,912,629

(g)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(h)	Cost for federal income tax purposes is $302,825,043.
(i)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$15,122,011	$(883,088)	$14,238,923

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
CIFG	CIFG Assurance North America, Inc.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
SONYMA	State of New York Mortgage Agency
SYNC	Syncora Guarantee, Inc.

14

INVESTMENT PORTFOLIO
January 31, 2010 (Unaudited)	Columbia New York Tax-Exempt Fund

		Par ($)	Value ($)*
Municipal Bonds — 97.2%
EDUCATION — 13.7%
Education — 12.0%
NY Dormitory Authority
	Columbia University,
	Series 2008,
	5.000% 07/01/38	500,000	527,025
	Cornell University,
	Series 2009 A,
	5.000% 07/01/39	500,000	522,135
	New York University:
	Series 1998 A,
	Insured: NPFGC
	5.750% 07/01/27	2,000,000	2,355,680
	Series 2001 1,
	Insured: AMBAC
	5.500% 07/01/40	1,000,000	1,158,090
	St. John’s University,
	Series 2007 C,
	Insured: NPFGC
	5.250% 07/01/30	1,000,000	1,067,580
NY Dutchess County Industrial Development Agency
	Bard College,
	Series 2007,
	4.500% 08/01/36	500,000	414,905
NY New York City Trust for Cultural Resources
	The Julliard School,
	Series 2009 A:
	5.000% 01/01/34	375,000	394,267
	5.000% 01/01/39	500,000	523,425
NY St. Lawrence County Industrial Development Agency
	Clarkson University,
	Series 2007,
	5.000% 07/01/31	1,000,000	999,960
Education Total			7,963,067
Prep School — 1.0%
NY New York City Industrial Development Agency
	Marymount School Academy,
	Series 2001,
	Insured: ACA
	5.125% 09/01/21	625,000	634,063
Prep School Total			634,063

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Student Loan — 0.7%
NY Mortgage Agency
	Series 2009,
	4.750% 11/01/26	500,000	494,840
Student Loan Total			494,840
EDUCATION TOTAL			9,091,970
HEALTH CARE — 14.6%
Continuing Care Retirement — 2.7%
NY Broome County Industrial Development Agency
	Good Shepherd Village Endwell,
	Series 2008 A:
	6.750% 07/01/28	500,000	417,220
	6.875% 07/01/40	250,000	199,055
NY Suffolk County Industrial Development Agency
	Active Retirement Community,
	Series 2006,
	5.000% 11/01/28	1,335,000	1,185,787
Continuing Care Retirement Total			1,802,062
Hospitals — 9.7%
NY Dormitory Authority
	Kaleida Health,
	Series 2006,
	Insured: FHA
	4.700% 02/15/35	1,000,000	909,610
	New York Hospital Medical Centre,
	Series 2007,
	Insured: FHA
	4.750% 02/15/37	1,000,000	940,540
	North Shore University Hospital,
	Series 2007 A,
	5.000% 05/01/32	1,000,000	958,460
	NYU Hospital Center,
	Series 2007 B,
	5.625% 07/01/37	1,000,000	981,450
	Orange Regional Medical Center,
	Series 2008,
	6.125% 12/01/29	650,000	590,083
	University of Rochester,
	Series 2007,
	5.000% 07/01/27	1,000,000	1,021,660
NY Saratoga County Industrial Development Agency
	Saratoga Hospital:
	Series 2004 A,
	5.000% 12/01/13	250,000	262,855
	Series 2007 B,
	5.250% 12/01/32	500,000	472,640

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HEALTH CARE — (continued)
NY Yonkers Industrial Development Agency
	St. John’s Riverside Hospital,
	Series 2001 A,
	6.800% 07/01/16	290,000	293,825
Hospitals Total			6,431,123
Nursing Homes — 2.2%
NY Amherst Industrial Development Agency
	Beechwood Health Care Center,
	Series 2007,
	5.200% 01/01/40	750,000	488,610
NY Essex County Industrial Development Agency
	Moses Ludington Nursing Home,
	Series 2000 A,
	Insured: FHA
	6.200% 02/01/30	935,000	950,315
Nursing Homes Total			1,438,925
HEALTH CARE TOTAL			9,672,110
HOUSING — 6.9%
Assisted Living/Senior — 4.4%
NY Huntington Housing Authority
	Gurwin Jewish Senior Center,
	Series 1999 A,
	5.875% 05/01/19	1,500,000	1,343,955
NY Mount Vernon Industrial Development Agency
	Wartburg Senior Housing, Inc.,
	Series 1999:
	6.150% 06/01/19	1,000,000	977,060
	6.200% 06/01/29	615,000	561,415
Assisted Living/Senior Total			2,882,430
Multi-Family — 1.0%
NY New York City Housing Development Corp.
	Series 2009 C1,
	5.500% 11/01/34	500,000	514,270
	Series 2009,
	Guarantor: FNMA
	4.500% 09/15/25	165,000	165,761
Multi-Family Total			680,031
Single-Family — 1.5%
NY Mortgage Agency
	Series 2007 148, AMT,
	5.200% 10/01/32	1,000,000	1,001,810
Single-Family Total			1,001,810
HOUSING TOTAL			4,564,271

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — 15.5%
Other — 0.8%
NY Westchester County Industrial Development Agency
	Guiding Eyes for the Blind,
	Series 2004,
	5.375% 08/01/24	550,000	550,148
Other Total			550,148
Pool/Bond Bank — 9.6%
NY Environmental Facilities Corp.
	Series 2005 B,
	5.500% 04/15/35	1,000,000	1,178,370
	Series 2006 A,
	4.750% 06/15/31	1,000,000	1,019,230
	Series 2009 A,
	5.000% 06/15/34	4,000,000	4,160,760
Pool/Bond Bank Total			6,358,360
Refunded/Escrowed(a) — 5.1%
NY Dormitory Authority
	Memorial Sloan-Kettering Cancer Center,
	Series 2003,
	Escrowed to Maturity,
	Insured: NPFGC
	(b) 07/01/25	3,000,000	1,621,380
	Series 2000 A,
	Pre-refunded 07/01/10,
	Insured: NPFGC
	(c) 07/01/14
	(5.700% 07/01/10)	630,000	635,305
	University of Rochester,
	Series 2000 A,
	Insured: NPFGC
	(c) 07/01/14
	(5.700% 07/01/10)	370,000	372,597
NY Greece Central School District
	Series 1992,
	Escrowed to Maturity,
	Insured: FGIC
	6.000% 06/15/16	500,000	615,110
NY Urban Development Corp.
	Series 2002 A,
	Pre-refunded 01/01/11,
	5.500% 01/01/17	105,000	110,055
Refunded/Escrowed Total			3,354,447
OTHER TOTAL			10,262,955

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER REVENUE — 1.2%
Recreation — 1.2%
NY Trust Cultural Resources
	Museum of Modern Art,
	Series 2008 1A,
	5.000% 04/01/31	750,000	787,073
Recreation Total			787,073
OTHER REVENUE TOTAL			787,073
RESOURCE RECOVERY — 0.7%
Disposal — 0.7%
NY Seneca County Industrial Development Agency
	IESI Corp.,
	Series 2005, AMT,
	GTY AGMT: IESI Corp.
	6.625% 10/01/35 (10/01/13) (d)(e)(f)	500,000	499,425
Disposal Total			499,425
RESOURCE RECOVERY TOTAL			499,425
TAX-BACKED — 18.2%
Local Appropriated — 2.8%
NY Dormitory Authority
	Series 2001 2-4,
	4.750% 01/15/30	1,000,000	1,006,570
	Westchester County,
	Series 1998,
	(b) 08/01/19	1,200,000	863,352
Local Appropriated Total			1,869,922
Local General Obligations — 1.9%
NY Mount Sinai School District
	Series 1992,
	Insured: AMBAC
	6.200% 02/15/19	1,005,000	1,245,396
Local General Obligations Total			1,245,396
Special Non-Property Tax — 8.2%
NY Dormitory Authority
	Series 2008-B:
	5.250% 03/15/38	500,000	526,640
	5.750% 03/15/36	500,000	556,225
NY Local Government Assistance Corp.
	Series 1993 E,
	6.000% 04/01/14	2,945,000	3,347,110
NY Metropolitan Transportation Authority
	Series 2009 B,
	5.000% 11/15/34	1,000,000	1,034,380
Special Non-Property Tax Total			5,464,355
State Appropriated — 5.3%
NY Dormitory Authority
	Series 1993,
	6.000% 07/01/20	2,000,000	2,326,860

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
	Series 2000 C,
	Insured: AGMC
	5.750% 05/15/17	1,000,000	1,183,660
State Appropriated Total			3,510,520
TAX-BACKED TOTAL			12,090,193
TRANSPORTATION — 10.8%
Air Transportation — 3.7%
NY New York City Industrial Development Agency
	American Airlines, Inc.,
	Series 2005, AMT,
	GTY AGMT: AMR Corp.
	7.750% 08/01/31	1,000,000	977,530
	Terminal One Group Association LP,
	Series 2005, AMT,
	5.500% 01/01/24	1,500,000	1,506,690
Air Transportation Total			2,484,220
Ports — 3.4%
NY Port Authority of New York & New Jersey
	Series 1993,
	5.375% 03/01/28	2,000,000	2,251,940
Ports Total			2,251,940
Toll Facilities — 1.6%
NY Thruway Authority
	Series 2007,
	Insured: FGIC
	5.000% 01/01/27	1,000,000	1,047,910
Toll Facilities Total			1,047,910
Transportation — 2.1%
NY Metropolitan Transportation Authority
	Series 2005 B,
	Insured: AMBAC
	5.250% 11/15/23	1,250,000	1,396,163
Transportation Total			1,396,163
TRANSPORTATION TOTAL			7,180,233
UTILITIES — 15.6%
Independent Power Producers — 1.3%
NY Suffolk County Industrial Development Agency
	Nissequogue Cogeneration Partners Facilities,
	Series 1998, AMT,
	5.500% 01/01/23	1,000,000	869,950
Independent Power Producers Total			869,950

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
UTILITIES — (continued)
Investor Owned — 2.4%
NY Energy & Research Development Authority
	Brooklyn Union Gas Co.,
	Series 1993,
	14.015% 04/01/20 (02/03/10) (e)(f)	1,500,000	1,561,530
Investor Owned Total			1,561,530
Municipal Electric — 5.4%
NY Long Island Power Authority
	Series 2000,
	Insured: AGMC
	(b) 06/01/18	1,000,000	762,640
	Series 2008 A,
	6.000% 05/01/33	1,000,000	1,125,350
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2002 KK,
	Insured: NPFGC
	5.500% 07/01/15	1,500,000	1,659,510
Municipal Electric Total			3,547,500
Water & Sewer — 6.5%
NY Great Neck North Water Authority
	Series 2008,
	5.000% 01/01/33	690,000	718,352
NY New York City Municipal Water Finance Authority
	Series 2008,
	4.500% 06/15/38	1,000,000	979,540
	Series 2009 FF-2,
	5.500% 06/15/40	1,000,000	1,094,180
	Series 2009,
	5.250% 06/15/40	500,000	528,800
NY Rensselaer County Water Service & Sewer Authority
	Series 2008,
	5.250% 09/01/38	1,000,000	1,010,970
Water & Sewer Total			4,331,842
UTILITIES TOTAL			10,310,822

	Total Municipal Bonds (cost of $61,868,152)		64,459,052

7

		Shares	Value ($)
Investment Companies — 2.0%
	Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.060%) (g)(h)	674,000	674,000
	Dreyfus New York AMT-Free Municipal Money Market Fund (7 day yield of 0.000%)	654,748	654,748

	Total Investment Companies (cost of $1,328,748)		1,328,748

	Total Investments — 99.2% (cost of $63,196,900)(i)(j)		65,787,800

	Other Assets & Liabilities, Net — 0.8%		499,781

	Net Assets — 100.0%		66,287,581

	Notes to Investment Portfolio:
	* Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

8

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$64,459,052	$—	$64,459,052
Total Investment Companies	1,328,748	—	—	1,328,748
Total Investments	$1,328,748	$64,459,052	$—	$65,787,800

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	Step bond. This security is currently not paying coupon. Shown parenthetically is the next coupon rate to be paid and the date the security will begin accruing at this rate.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2010, this security, which is not illiquid, amounted to $499,425, which represents 0.7% of net assets.

(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at January 31, 2010.
(f)	Parenthetical date represents the next interest rate reset date for the security.
(g)	Investments in affiliates during the three months ended January 31, 2010:

	Security name: Columbia New York Tax-Exempt Reserves, Capital Class (7 day yield of 0.060%)

	Shares as of 10/31/09:	514,090
	Shares purchased:	4,338,654
	Shares sold:	(4,178,744)
	Shares as of 01/31/10:	674,000
	Net realized gain (loss):	$—
	Dividend income earned:	$336
	Value at end of period:	$674,000

(h)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(i)	Cost for federal income tax purposes is $62,925,677.

9

(j)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,110,719	$(1,248,596)	$2,862,123

Acronym	Name
ACA	ACA Financial Guaranty Corp.
AGMC	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
GTY AGMT	Guaranty Agreement
NPFGC	National Public Finance Guarantee Corp.

10

INVESTMENT PORTFOLIO
January 31, 2010 (Unaudited)	Columbia Rhode Island Intermediate Municipal Bond Fund

		Par ($)	Value ($)*
Municipal Bonds — 98.5%
EDUCATION — 21.5%
Education — 20.0%
RI Economic Development Corp.
	Higher Education Facility,
	University of Rhode Island,
	Series 1999,
	Insured: AGMC
	5.000% 11/01/19	750,000	757,410
RI Health & Educational Building Corp.
	Higher Education Facility:
	Brown University,
	Series 2007,
	5.000% 09/01/18	1,000,000	1,142,840
	Johnson & Wales University:
	Series 1999,
	Insured: NPFGC:
	5.500% 04/01/15	1,000,000	1,092,580
	5.500% 04/01/17	1,000,000	1,080,880
	5.500% 04/01/18	1,420,000	1,522,424
	Series 2003,
	Insured: SYNC
	5.250% 04/01/16	1,485,000	1,511,255
	New England Institute,
	Series 2007,
	Insured: AMBAC
	4.500% 03/01/26	500,000	482,755
	Providence College,
	Series 2003 A,
	Insured: SYNC
	5.000% 11/01/24	2,500,000	2,509,150
	Rhode Island School of Design:
	Series 2003 A,
	Insured: AMBAC
	5.000% 09/15/13	1,040,000	1,157,822
	Series 2004 A,
	Insured: AMBAC
	5.250% 09/15/20	1,020,000	1,094,705
	Series 2004 D,
	Insured: SYNC:
	5.500% 08/15/16	1,340,000	1,467,179
	5.500% 08/15/17	1,345,000	1,457,496
	Series 2008 A,
	6.500% 09/15/28	3,000,000	3,349,890
	Roger Williams University,
	Series 1998,
	Insured: AMBAC
	5.125% 11/15/14	1,000,000	1,011,530
	Series 2009 A,
	Insured: AGO
	4.750% 09/15/24	1,000,000	1,036,720
Education Total			20,674,636

1

		Par ($)	Value ($)
Municipal Bonds — (continued)
EDUCATION — (continued)
Prep School — 1.5%
RI Health & Educational Building Corp.
	Educational Institution Revenue,
	Times2 Academy,
	Series 2004,
	LOC: Citizens Bank
	5.000% 12/15/24	1,500,000	1,514,775
Prep School Total			1,514,775
EDUCATION TOTAL			22,189,411
HEALTH CARE — 4.1%
Hospitals — 4.1%
RI Health & Educational Building Corp.
	Rhode Island Hospital:
	Series 2002,
	6.375% 08/15/21	205,000	211,502
	Series 2006,
	Insured: AGMC
	5.000% 05/15/26	2,000,000	2,031,140
	Series 2006
	Insured: AGO
	5.000% 05/15/13	900,000	972,063
	Series 2009,
	Insured: AGO:
	6.125% 05/15/27	400,000	439,644
	6.250% 05/15/30	500,000	547,910
Hospitals Total			4,202,259
HEALTH CARE TOTAL			4,202,259
HOUSING — 3.5%
Multi-Family — 1.0%
PR Commonwealth of Puerto Rico Housing Finance Authority
	Series 2008,
	5.000% 12/01/13	800,000	872,720
RI Housing & Mortgage Finance Corp.
	Multi-Family Housing:
	Series 1995 A,
	Insured: AMBAC
	6.150% 07/01/17	70,000	70,128
	Series 1997 A,
	Insured: AMBAC
	5.600% 07/01/10	75,000	75,279
Multi-Family Total			1,018,127
Single-Family — 2.5%
RI Housing & Mortgage Finance Corp.
	Series 2003,
	4.450% 04/01/17	2,000,000	2,013,920

2

		Par ($)	Value ($)
Municipal Bonds — (continued)
HOUSING — (continued)
RI Providence Housing Authority
	Series 2008,
	5.000% 09/01/24	565,000	591,312
Single-Family Total			2,605,232
HOUSING TOTAL			3,623,359
OTHER — 23.4%
Other — 1.6%
RI Providence Housing Authority
	Series 2008:
	5.000% 09/01/25	590,000	612,603
	5.000% 09/01/26	310,000	319,622
	5.000% 09/01/27	690,000	706,443
Other Total			1,638,668
Pool/Bond Bank — 5.5%
RI Clean Water Finance Agency
	Water Pollution Control Revenue:
	Revolving Fund,
	Pooled Loan Association:
	Series 1999 A,
	Insured: AMBAC
	5.250% 10/01/16	500,000	501,065
	Series 2004 A,
	4.750% 10/01/23	1,000,000	1,059,370
	Series 2006 A,
	4.500% 10/01/22	1,000,000	1,066,850
	Series 2007 A,
	4.750% 10/01/21	1,000,000	1,105,740
	Series 2009 A,
	5.000% 10/01/25	720,000	805,111
	Safe Drinking Water Revolving,
	Series 2004 A,
	5.000% 10/01/18	1,000,000	1,106,900
Pool/Bond Bank Total			5,645,036
Refunded/Escrowed(a) — 15.2%
RI & Providence Plantations
	Series 2001 C,
	Economically Defeased to Maturity,
	5.000% 09/01/11	2,000,000	2,141,120
RI Depositors Economic Protection Corp.
	Special Obligation:
	Series 1993 A:
	Escrowed to Maturity:
	Insured: AGMC:
	5.750% 08/01/14	1,000,000	1,152,410
	5.750% 08/01/21	2,165,000	2,655,004
	Insured: NPFGC
	5.875% 08/01/11	2,500,000	2,669,825
	Pre-refunded 08/01/13,
	Insured: AGMC
	5.750% 08/01/14	2,105,000	2,439,590

3

		Par ($)	Value ($)
Municipal Bonds — (continued)
OTHER — (continued)
	Series 1993 B:
	Escrowed to Maturity,
	Insured: NPFGC
	5.800% 08/01/12	1,000,000	1,121,130
	Pre-refunded 02/01/11,
	Insured: NPFGC
	5.250% 08/01/21	250,000	262,153
RI Health & Educational Building Corp.
	Higher Education Facility,
	University of Rhode Island,
	Series 2000 B,
	Pre-refunded 09/15/10,
	Insured: AMBAC
	5.700% 09/15/30	1,750,000	1,826,475
	Hospital Financing Lifespan,
	Series 2002,
	Pre-refunded 08/15/12,
	6.375% 08/15/21	1,295,000	1,457,406
Refunded/Escrowed Total			15,725,113
Tobacco — 1.1%
RI Tobacco Settlement Financing Corp.
	Rhode Island Revenue, Asset Backed,
	Series 2002 A,
	6.000% 06/01/23	1,150,000	1,159,602
Tobacco Total			1,159,602
OTHER TOTAL			24,168,419
TAX-BACKED — 32.1%
Local Appropriated — 8.8%
RI Health & Educational Building Corp.
	Series 2006 A,
	Insured: AGMC
	5.000% 05/15/23	2,000,000	2,082,620
	Series 2007 A,
	Insured: AGMC
	5.000% 05/15/22	2,000,000	2,067,240
	Series 2007 C,
	Insured: AGMC
	5.000% 05/15/21	1,500,000	1,587,195
RI Providence Public Building Authority
	School & Public Facilities Project:
	Series 1998 A,
	Insured: AGMC
	5.250% 12/15/14	1,000,000	1,013,460
	Series 1999 A,
	Insured: AMBAC
	5.125% 12/15/14	500,000	510,830
RI Smithfield
	Lease Participation Certificates,
	Wastewater Treatment Facility Loan,
	Series 2003 A,
	Insured: NPFGC:
	5.000% 11/15/11	810,000	863,687
	5.000% 11/15/12	855,000	934,977
Local Appropriated Total			9,060,009

4

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Local General Obligations — 13.2%
PR Commonwealth of Puerto Rico Municipal Finance Agency
	Series 1997 A,
	Insured: AGMC
	5.500% 07/01/17	75,000	75,109
RI City of Cranston
	Series 2005,
	Insured: AMBAC
	5.000% 07/15/15	2,280,000	2,566,664
	Series 2008,
	Insured: AGMC:
	4.750% 07/01/26	900,000	929,619
	4.750% 07/01/27	945,000	970,713
RI Coventry
	Series 2002,
	Insured: AMBAC:
	5.000% 06/15/21	750,000	784,890
	5.000% 06/15/22	750,000	782,963
RI Health & Educational Building Corp.
	Series 2009 A,
	5.000% 05/15/25	1,515,000	1,595,810
RI Johnston
	Series 2004,
	Insured: SYNC
	5.250% 06/01/19	525,000	538,477
	Series 2005,
	Insured: AGMC:
	4.750% 06/01/21	390,000	408,615
	4.750% 06/01/22	405,000	421,625
	4.750% 06/01/23	425,000	441,035
	4.750% 06/01/24	445,000	460,424
	4.750% 06/01/25	460,000	473,561
	Various Purpose,
	Series 2004,
	Insured: SYNC
	5.250% 06/01/20	555,000	566,383
RI Providence
	Series 2001 C,
	Insured: FGIC
	5.500% 01/15/13	1,890,000	2,105,876
RI Woonsocket
	Series 2005,
	Insured: AMBAC
	4.250% 03/01/25	550,000	541,552
Local General Obligations Total			13,663,316

5

		Par ($)	Value ($)
Municipal Bonds — (continued)
TAX-BACKED — (continued)
Special Non-Property Tax — 2.7%
RI Economic Development Corp.
	Series 2000,
	Insured: RAD
	6.125% 07/01/20	1,850,000	1,815,738
RI Convention Center Authority Revenue
	Series 2005 A,
	Insured: AGMC
	5.000% 05/15/23	1,005,000	1,042,074
Special Non-Property Tax Total			2,857,812
State Appropriated — 2.1%
RI & Providence Plantations
	Series 2005 A,
	Insured: NPFGC
	5.000% 10/01/19	1,200,000	1,267,908
RI Economic Development Corp.
	Economic Development Revenue,
	East Greenwich Free Library Association,
	Series 2004:
	4.500% 06/15/14	245,000	239,605
	5.750% 06/15/24	415,000	382,182
RI Health & Educational Building Corp.
	Series 2007 B,
	Insured: AMBAC
	4.250% 05/15/19	250,000	256,887
State Appropriated Total			2,146,582
State General Obligations — 5.3%
RI & Providence Plantations
	Series 2005 A,
	Insured: AGMC
	5.000% 08/01/17	2,000,000	2,231,160
	Series 2006 A,
	Insured: AGMC
	4.500% 08/01/20	2,000,000	2,110,580
	Series 2006 C,
	Insured: NPFGC
	5.000% 11/15/18	1,000,000	1,105,550
State General Obligations Total			5,447,290
TAX-BACKED TOTAL			33,175,009
TRANSPORTATION — 7.6%
Airports — 3.1%
RI Economic Development Corp.
	Rhode Island Airport Corp.,
	Series 2008 C,
	Insured: AGO
	5.000% 07/01/17	2,245,000	2,490,468
	Series 1998 B,
	Insured: AGMC
	5.000% 07/01/23	685,000	690,302
Airports Total			3,180,770

6

		Par ($)	Value ($)
Municipal Bonds — (continued)
TRANSPORTATION — (continued)
Transportation — 4.5%
RI Economic Development Corp.
	Grant Anticipation Note,
	Rhode Island Department Transportation,
	Series 2003 C,
	Insured: AGMC
	5.000% 06/15/14	2,225,000	2,441,760
	Series 2009,
	Insured: AGO
	5.250% 06/15/21	2,000,000	2,230,240
Transportation Total			4,672,000
TRANSPORTATION TOTAL			7,852,770
UTILITIES — 6.3%
Municipal Electric — 0.2%
PR Commonwealth of Puerto Rico Electric Power Authority
	Series 2003 NN,
	Insured: NPFGC
	5.250% 07/01/19	215,000	228,113
Municipal Electric Total			228,113
Water & Sewer — 6.1%
RI Bristol County Water Authority Revenue
	Series 1997 A,
	Insured: NPFGC
	5.000% 07/01/16	500,000	501,460
RI Kent County Water Authority
	Series 2002 A,
	Insured: NPFGC:
	5.000% 07/15/15	750,000	813,795
	5.000% 07/15/16	1,265,000	1,372,601
RI Narragansett Bay Commission Wastewater System Revenue
	Series 2005 A,
	Insured: NPFGC
	5.000% 08/01/26	2,500,000	2,576,325
RI Narragansett Bay Commission
	Series 2007 A,
	Insured: NPFGC
	5.000% 02/01/32	1,000,000	1,015,340
Water & Sewer Total			6,279,521
UTILITIES TOTAL			6,507,634

	Total Municipal Bonds (cost of $97,724,416)		101,718,861

		Shares
Investment Companies — 0.5%
	Columbia Tax-Exempt Reserves, Capital Class (7 day yield of 0.070%) (b)(c)	269,000	269,000

7

	Shares	Value ($)
Dreyfus Tax-Exempt Cash Management Fund (7 day yield of 0.040%)	251,783	251,783

Total Investment Companies (cost of $520,783)		520,783

Total Investments — 99.0% (cost of $98,245,199)(d)(e)		102,239,644

Other Assets & Liabilities, Net — 1.0%		1,022,517

Net Assets — 100.0%		103,262,161

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Trust’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.

Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Investments in other open-end investment companies are valued at net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  The three levels of the fair value hierarchy are described below:

	•	Level 1 – quoted prices in active markets for identical securities
	•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)
•

Level 3 – prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

8

The following table summarizes the inputs used, as of January 31, 2010, in valuing the Fund’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$101,718,861	$—	$101,718,861
Total Investment Companies	520,783	—	—	520,783
Total Investments	$520,783	$101,718,861	$—	$102,239,644

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Investments in affiliates during the three months ended January 31, 2010:

Security name: Columbia Tax-Exempt Reserves, Capital Class
(7 day yield of 0.070%)

Shares as of 10/31/09:	948,880
Shares purchased:	3,337,594
Shares sold:	(4,017,474)
Shares as of 01/31/10:	269,000
Net realized gain/loss:	$—
Dividend income earned:	$257
Value at end of period:	$269,000

(c)	Money market mutual fund registered under the Investment Company Act of 1940, as amended and advised by Columbia Management Advisors, LLC.
(d)	Cost for federal income tax purposes is $98,195,550.
(e)	Unrealized appreciation and depreciation at January 31, 2010 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,300,782	$(256,688)	$4,044,094

Acronym	Name
AGMC	Assured Guaranty Municipal Corp.
AGO	Assured Guaranty Ltd.
AMBAC	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
LOC	Letter of Credit
NPFGC	National Public Finance Guarantee Corp.
RAD	Radian Asset Assurance, Inc.
SYNC	Syncora Guarantee, Inc.

9

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	March 24, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	March 24, 2010